UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5002

DWS Variable Series II

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Balanced VIP

	Shares	Value ($)

Common Stocks 57.5%
Consumer Discretionary 5.7%
Auto Components 0.7%
Aisin Seiki Co., Ltd.	100	3,749
American Axle & Manufacturing Holdings, Inc.	10,500	215,250
Autoliv, Inc.	45,000	2,259,000
Bridgestone Corp.	300	5,126
Compagnie Generale des Etablissements Michelin "B"	105	10,958
Continental AG	94	9,579
Cooper Tire & Rubber Co.	11,700	175,149
Denso Corp.	200	6,483
Lear Corp.*	2,800	72,548
Magna International, Inc. "A"	300	21,815
Nokian Renkaat Oyj	11,000	469,405
Rieter Holding AG (Registered)	16	6,121
Toyota Industries Corp.	100	3,610

		3,258,793
Automobiles 0.2%
Daimler AG (Registered)	552	47,157
Fiat SpA	2,516	58,114
Harley-Davidson, Inc.	7,660	287,250
Honda Motor Co., Ltd.	600	17,196
Nissan Motor Co., Ltd.	900	7,469
PSA Peugeot Citroen	112	8,699
Renault SA	129	14,273
Suzuki Motor Corp.	16,000	405,075
Toyota Motor Corp.	1,000	50,397
Volkswagen AG	93	26,956

		922,586
Distributors 0.0%
Li & Fung Ltd.	28,000	104,221
Diversified Consumer Services 0.1%
DeVry, Inc.	5,100	213,384
Sotheby's	5,700	164,787

		378,171
Hotels Restaurants & Leisure 0.7%
Accor SA	151	11,026
AFC Enterprises, Inc.*	6,300	56,637
Aristocrat Leisure Ltd.	2,253	19,827
Bob Evans Farms, Inc.	7,500	206,925
Carnival PLC	148	5,931
Chipotle Mexican Grill, Inc. "B"*	1,000	97,090
CKE Restaurants, Inc.	18,600	208,692
Compass Group PLC	1,390	8,888
Enterprise Inns PLC	482	3,835
InterContinental Hotel Group PLC	251	3,793
Jack in the Box, Inc.*	4,700	126,289

Lottomatica SpA	307	9,571
McDonald's Corp.	26,400	1,472,328
Premier Exhibitions, Inc.*	12,300	74,292
Shangri-La Asia Ltd.	14,000	37,984
Sodexho Alliance SA	85	5,232
TABCORP Holding Ltd.	3,446	44,563
Tatts Group Ltd.	7,068	22,479
Town Sports International Holdings, Inc.*	8,100	51,921
TUI AG*	155	3,974
Whitbread PLC	229	5,303
WMS Industries, Inc.*	5,700	205,029
Yum! Brands, Inc.	23,200	863,272

		3,544,881
Household Durables 0.9%
American Greetings Corp. "A"	5,000	92,750
Blyth, Inc.	4,700	92,684
CSS Industries, Inc.	3,900	136,344
Electrolux AB "B"	800	13,152
Fortune Brands, Inc.	2,710	188,345
Garmin Ltd.	9,000	486,090
Hooker Furniture Corp.	8,000	178,720
Husqvarna AB "B"	900	10,851
KB HOME	23,800	588,574
Leggett & Platt, Inc.	83,200	1,268,800
Libbey, Inc.	1,100	18,524
Makita Corp.	5,000	157,506
Matsushita Electric Industrial Co., Ltd.	1,000	21,728
NVR, Inc.*	500	298,750
Persimmon PLC	272	4,129
Pioneer Corp.	10,400	103,621
Sony Corp.	400	16,001
Taylor Wimpey PLC	1,128	4,197
Tupperware Brands Corp.	5,600	216,608
Whirlpool Corp.	5,000	433,900

		4,331,274
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	1,100	78,430
GSI Commerce, Inc.*	2,700	35,505
Home Retail Group PLC	703	3,644
Priceline.com, Inc.*	500	60,430
Systemax, Inc.	10,800	130,248

		308,257
Leisure Equipment & Products 0.0%
Callaway Golf Co.	8,400	123,312
Sturm, Ruger & Co., Inc.*	2,700	22,248

		145,560
Media 1.0%
British Sky Broadcasting Group PLC	786	8,711
CBS Corp. "B"	35,800	790,464
DG Fastchannel, Inc.*	6,500	124,670
DISH Network Corp. "A"*	8,800	252,824
Fairfax Media Ltd.	7,736	24,608
Gestevision Telecinco SA	4,202	85,511
Global Sources Ltd.*	4,880	72,468

Interactive Data Corp.	600	17,082
ITV PLC	3,194	4,012
Lagardere SCA	107	8,010
McGraw-Hill Companies, Inc.	6,170	227,982
Mediaset SpA	2,832	26,261
Modern Times Group MTG AB "B"	175	12,208
Omnicom Group, Inc.	5,620	248,292
Pearson PLC	647	8,742
Publicis Groupe	132	5,049
Reed Elsevier NV	1,240	23,657
Reed Elsevier PLC	827	10,539
Reuters Group PLC*	846	9,737
Scholastic Corp.*	3,400	102,918
Seat Pagine Gialle SpA	18,242	3,165
Shaw Communications, Inc. "B"	1,200	21,955
Singapore Press Holdings Ltd.	190,000	637,403
The DIRECTV Group, Inc.*	39,200	971,768
Thomson Corp.	800	26,904
Time Warner, Inc.	89,600	1,256,192
Vivendi	790	30,904
Walt Disney Co.	4,000	125,520
Wolters Kluwer NV	599	15,871
WPP Group PLC	846	10,089
Yell Group PLC	684	2,090
Yellow Pages Income Fund (Unit)	900	9,198

		5,174,804
Multiline Retail 0.3%
Canadian Tire Corp. Ltd. "A"	300	19,363
Kohl's Corp.*	11,280	483,799
Marks & Spencer Group PLC	1,148	8,821
Next PLC	169	3,820
PPR	57	8,463
Target Corp.	16,500	836,220

		1,360,486
Specialty Retail 1.3%
Aeropostale, Inc.*	1,200	32,532
Barnes & Noble, Inc.	27,500	842,875
Best Buy Co., Inc.	21,820	904,657
Cato Corp. "A"	2,200	32,868
Christopher & Banks Corp.	13,400	133,866
Esprit Holdings Ltd.	49,900	598,316
GameStop Corp. "A"*	9,300	480,903
Gymboree Corp.*	800	31,904
Hennes & Mauritz AB "B"	1,425	87,669
Home Depot, Inc.	8,900	248,933
Hot Topic, Inc.*	13,900	59,909
Industria de Diseno Textil SA	9,735	540,839
Jo-Ann Stores, Inc.*	1,000	14,730
Jos. A. Bank Clothiers, Inc.*	6,400	131,200
Kingfisher PLC	1,961	5,136
New York & Co., Inc.*	10,600	60,844
Rent-A-Center, Inc.*	11,100	203,685
RONA, Inc.*	500	6,951
Staples, Inc.	16,910	373,880
The Buckle, Inc.	4,500	201,285

Tiffany & Co.	8,200	343,088
TJX Companies, Inc.	26,900	889,583
Tween Brands, Inc.*	6,100	150,914
West Marine, Inc.*	2,200	15,334
Yamada Denki Co., Ltd.	50	4,332

		6,396,233
Textiles, Apparel & Luxury Goods 0.4%
Adidas AG	2,429	161,597
Billabong International Ltd.	1,159	13,844
Burberry Group PLC	424	3,790
Compagnie Financiere Richemont SA "A" (Unit)	6,029	338,569
Fossil, Inc.*	5,400	164,916
G-III Apparel Group Ltd.*	4,600	61,732
Gildan Activewear, Inc.*	400	15,089
Hermes International	54	6,742
Lululemon Athletica, Inc.*	6,300	179,109
Luxottica Group SpA	492	12,390
LVMH Moet Hennessy Louis Vuitton SA	165	18,394
Movado Group, Inc.	9,100	177,359
NIKE, Inc. "B"	5,400	367,200
Perry Ellis International, Inc.*	10,800	235,764
Swatch Group AG (Bearer)	96	25,660
Swatch Group AG (Registered)	162	8,318

		1,790,473
Consumer Staples 5.6%
Beverages 1.8%
Asahi Breweries Ltd.	800	16,551
Carlsberg AS "B"	2,450	313,437
Coca-Cola Amatil Ltd.	2,024	15,723
Coca-Cola Enterprises, Inc.	81,900	1,981,980
Diageo PLC	31,866	642,541
Foster's Group Ltd.	7,317	34,237
Heineken NV	681	39,574
InBev NV	4,098	361,305
Kirin Holdings Co., Ltd.	1,000	19,034
Pepsi Bottling Group, Inc.	87,200	2,956,952
PepsiAmericas, Inc.	14,900	380,397
PepsiCo, Inc.	28,660	2,069,252
Pernod Ricard SA	308	31,717
SABMiller PLC	698	15,291
Scottish & Newcastle PLC	664	10,412

		8,888,403
Food & Staples Retailing 1.2%
AEON Co., Ltd.	1,200	14,510
Alimentation Couche-Tard, Inc. "B"	1,200	18,810
BJ's Wholesale Club, Inc.*	8,700	310,503
Carrefour SA	1,049	80,921
Casey's General Stores, Inc.	500	11,300
Casino Guichard-Perrachon SA	82	9,840
Colruyt SA	81	20,914
Costco Wholesale Corp.	14,800	961,556
Delhaize Group	449	35,302
George Weston Ltd.	500	23,002
Ingles Markets, Inc. "A"	1,600	39,344

J Sainsbury PLC	1,318	8,971
Kesko Oyj "B"	133	6,875
Koninklijke Ahold NV*	3,598	53,386
Kroger Co.	31,200	792,480
Loblaw Companies Ltd.	900	26,664
Metro AG	1,391	112,306
Olam International Ltd.	39,000	61,542
Ruddick Corp.	3,000	110,580
Safeway, Inc.	18,900	554,715
Seven & I Holdings Co., Ltd.	1,400	35,588
Shoppers Drug Mart Corp.	9,400	475,655
SUPERVALU, Inc.	21,800	653,564
Tesco PLC	5,893	44,513
Wal-Mart Stores, Inc.	16,400	863,952
Walgreen Co.	13,110	499,360
Wesfarmers Ltd.	1,464	53,741
Woolworths Ltd.	4,380	116,380

		5,996,274
Food Products 1.1%
Ajinomoto Co., Inc.	1,000	10,235
Bunge Ltd.	12,600	1,094,688
Cadbury Schweppes PLC	1,609	17,673
Cal-Maine Foods, Inc.	5,000	166,900
Danisco AS	750	54,805
Darling International, Inc.*	7,100	91,945
Dean Foods Co.	21,260	427,113
Flowers Foods, Inc.	12,400	306,900
Fresh Del Monte Produce, Inc.*	6,300	229,320
Groupe Danone	7,109	635,756
IAWS Group PLC	2,470	58,060
Imperial Sugar Co.	5,300	99,746
Kellogg Co.	9,810	515,614
Kerry Group PLC "A"	2,393	74,657
Nestle SA (Registered)	1,442	720,874
Nissin Food Products Co., Ltd.	100	3,375
Parmalat SpA	2,981	11,449
Saputo, Inc.	1,200	32,360
Tate & Lyle PLC	461	4,940
Unilever NV (CVA)	4,792	161,023
Unilever PLC	966	32,592
Wm. Wrigley Jr. Co.	4,400	276,496
Yakult Honsha Co., Ltd.	200	6,232

		5,032,753
Household Products 0.8%
Colgate-Palmolive Co.	19,770	1,540,281
Energizer Holdings, Inc.*	1,400	126,672
Kao Corp.	1,000	28,359
Kimberly-Clark Corp.	19,800	1,278,090
Procter & Gamble Co.	13,490	945,244

		3,918,646
Personal Products 0.1%
Alberto-Culver Co.	6,000	164,460
Beiersdorf AG	763	64,176
L'Oreal SA	434	55,196

Shiseido Co., Ltd.	1,000	26,461

		310,293
Tobacco 0.6%
Altria Group, Inc.	27,200	603,840
British American Tobacco PLC	1,123	42,141
Imperial Tobacco Group PLC	3,256	149,782
Japan Tobacco, Inc.	107	536,490
Philip Morris International, Inc.*	27,200	1,375,776
Swedish Match AB	11,600	252,772

		2,960,801
Energy 7.6%
Energy Equipment & Services 1.4%
Acergy SA	350	7,485
Aker Kvaerner ASA	300	6,864
Atwood Oceanics, Inc.*	2,400	220,128
Baker Hughes, Inc.	11,750	804,875
Dawson Geophysical Co.*	2,800	189,000
FMC Technologies, Inc.*	10,600	603,034
Fugro NV (CVA)	707	54,896
Global Industries Ltd.*	3,300	53,097
Grey Wolf, Inc.*	27,200	184,416
Gulf Island Fabrication, Inc.	1,600	45,952
Noble Corp.	11,260	559,284
Oil States International, Inc.*	5,900	264,379
Petroleum Geo-Services ASA	300	7,461
Pioneer Drilling Co.*	3,900	62,127
ProSafe SE	300	4,730
SBM Offshore NV	1,914	61,724
Schlumberger Ltd.	15,660	1,362,420
Seadrill Ltd.	400	10,769
Superior Energy Services, Inc.*	13,000	515,060
Technip SA	75	5,804
Transocean, Inc.*	10,802	1,460,430
Union Drilling, Inc.*	8,800	153,912
WorleyParsons Ltd.	397	12,194

		6,650,041
Oil, Gas & Consumable Fuels 6.2%
Alon USA Energy, Inc.	1,800	27,378
Alpha Natural Resources, Inc.*	5,100	221,544
Apache Corp.	9,700	1,171,954
ATP Oil & Gas Corp.*	300	9,816
BG Group PLC	14,490	335,557
Bois d'Arc Energy, Inc.*	5,300	113,897
BP PLC	3,970	40,198
Brigham Exploration Co.*	15,400	93,478
Caltex Australia Ltd.	413	4,924
Cameco Corp.	200	6,594
Canadian Natural Resources Ltd.	200	13,692
Canadian Oil Sands Trust (Unit)	100	4,043
Chevron Corp.	38,500	3,286,360
Clayton Williams Energy, Inc.*	2,100	110,229
Comstock Resources, Inc.*	4,400	177,320
ConocoPhillips	48,580	3,702,282
Devon Energy Corp.	12,270	1,280,129

Enbridge, Inc.	100	4,124
EnCana Corp.	200	15,237
Eni SpA	3,316	113,034
EOG Resources, Inc.	9,620	1,154,400
ExxonMobil Corp.	85,900	7,265,422
Frontier Oil Corp.	38,600	1,052,236
Frontline Ltd.	13,000	598,260
Gazprom (ADR) REG S	9,550	487,431
Hess Corp.	8,700	767,166
Husky Energy, Inc.	100	3,915
Imperial Oil Ltd.	100	5,241
INPEX Holdings, Inc.	5	56,129
KazMunaiGas Exploration Production (GDR) 144A	7,600	190,380
Knightsbridge Tankers Ltd.	3,200	85,376
Mariner Energy, Inc.*	9,900	267,399
Massey Energy Co.	7,900	288,350
Murphy Oil Corp.	12,300	1,010,322
Neste Oil Oyj	113	3,953
Nexen, Inc.	200	5,935
Nippon Mining Holdings, Inc.	6,500	34,618
Nippon Oil Corp.	8,000	50,521
OMV AG	1,633	107,904
Origin Energy Ltd.	1,638	13,740
Paladin Energy Ltd.*	1,466	6,864
Petro-Canada	200	8,713
Petroleo Brasileiro SA (ADR)	2,300	234,853
PetroQuest Energy, Inc.*	11,100	192,474
Repsol YPF SA	9,074	313,157
Royal Dutch Shell PLC "A"	756	26,082
Royal Dutch Shell PLC "B"	575	19,355
Santos Ltd.	1,160	15,523
St. Mary Land & Exploration Co.	7,100	273,350
StatoilHydro ASA	14,900	448,031
Suncor Energy, Inc.	100	9,665
Sunoco, Inc.	10,000	524,700
Swift Energy Co.*	4,300	193,457
Talisman Energy, Inc.	500	8,870
TonenGeneral Sekiyu KK	1,000	8,569
Total SA	5,609	417,079
Valero Energy Corp.	25,670	1,260,654
W&T Offshore, Inc.	17,600	600,336
Woodside Petroleum Ltd.	994	49,476
XTO Energy, Inc.	20,520	1,269,367

		30,061,063
Financials 9.2%
Capital Markets 2.1%
3i Group PLC	24,053	396,156
Ameriprise Financial, Inc.	4,100	212,585
Bank of New York Mellon Corp.	46,700	1,948,791
Credit Suisse Group (Registered)	572	29,108
Daiwa Securities Group, Inc.	1,000	8,705
GFI Group, Inc.	1,200	68,760
IGM Financial, Inc.	100	4,403
Lehman Brothers Holdings, Inc.	31,000	1,166,840

Mediobanca SpA	349	7,150
Morgan Stanley	44,300	2,024,510
Nomura Holdings, Inc.	900	13,540
Prospect Capital Corp.	7,511	114,317
State Street Corp.	21,340	1,685,860
The Goldman Sachs Group, Inc.	15,400	2,547,006
UBS AG (Registered)	1,122	32,657
Waddell & Reed Financial, Inc. "A"	4,900	157,437

		10,417,825
Commercial Banks 2.3%
Allied Irish Banks PLC	4,947	104,711
AmericanWest Bancorp.	2,000	17,440
Australia & New Zealand Banking Group Ltd.	888	18,377
Banca Monte dei Paschi di Siena SpA	915	4,048
Banca Popolare di Milano Scarl	402	4,410
Banco Bilbao Vizcaya Argentaria SA	2,384	52,504
Banco Bradesco SA (ADR) (Preferred)	8,200	227,632
Banco Comercial Portugues SA (Registered)	25,072	81,527
Banco Espirito Santo SA (Registered)	2,747	47,774
Banco Latinoamericano de Exportaciones SA "E"	2,000	30,800
Banco Popular Espanol SA	560	10,167
Banco Santander SA	3,945	78,599
Bancolombia SA (ADR) (REG S) (Preferred)	3,400	120,564
Bank of East Asia Ltd.	2,800	14,084
Bank of Ireland	5,624	83,265
Bank of Montreal	300	13,430
Bank of Nova Scotia	500	22,675
Barclays PLC	1,486	13,454
BB&T Corp.	31,800	1,019,508
BNP Paribas	2,213	223,634
BOC Hong Kong (Holdings) Ltd.	7,000	16,870
Boston Private Financial Holdings, Inc.	5,400	57,186
Canadian Imperial Bank of Commerce	200	12,879
Capital Corp. of the West	700	5,614
Citizens Republic Bancorp., Inc.	2,100	26,103
City Holding Co.	1,500	59,850
Commerzbank AG	406	12,706
Commonwealth Bank of Australia	608	23,330
Credit Agricole SA	364	11,286
Danske Bank AS	3,500	129,340
DBS Group Holdings Ltd.	5,000	65,765
Deutsche Postbank AG	64	6,115
Dexia SA	666	18,974
DnB NOR ASA	5,600	85,350
Erste Bank der oesterreichischen Sparkassen AG	5,232	340,496
First Financial Bankshares, Inc.	1,500	61,470
FirstMerit Corp.	5,200	107,432
Grupo Financiero Banorte SAB de CV "O"	48,800	211,382
Hang Seng Bank Ltd.	1,300	23,655
HBOS PLC	809	8,988
HSBC Holdings PLC (Registered)	29,237	481,531
Hypo Real Estate Holding AG	145	3,773
ICICI Bank Ltd. (ADR)	900	34,371
Intesa Sanpaolo	58,171	411,078
Intesa Sanpaolo (RNC)	412	2,720

Jyske Bank AS (Registered)*	475	31,937
KBC Groep NV	1,627	210,945
Lloyds TSB Group PLC	1,300	11,663
Mitsubishi UFJ Financial Group, Inc.	3,600	31,334
Mizuho Financial Group, Inc.	4	14,742
National Australia Bank Ltd.	790	21,876
National Bank of Canada	100	4,661
National Bank of Greece SA	3,500	185,823
NBT Bancorp., Inc.	1,300	28,860
Nordea Bank AB	3,800	61,678
Old National Bancorp.	6,700	120,600
Oriental Financial Group, Inc.	8,900	175,419
Oversea-Chinese Banking Corp., Ltd.	12,000	70,991
Raiffeisen International Bank-Holding AG	558	76,382
Resona Holdings, Inc.	3	5,091
Royal Bank of Canada	700	32,700
Royal Bank of Scotland Group PLC	2,125	14,218
Skandinaviska Enskilda Banken AB "A"	900	23,598
Societe Generale	2,680	261,960
Standard Chartered PLC	6,854	234,169
Sterling Bancshares, Inc.	16,450	163,513
Sumitomo Mitsui Financial Group, Inc.	3	19,808
Sumitomo Trust & Banking Co., Ltd.	1,000	6,903
Susquehanna Bancshares, Inc.	10,200	207,774
SVB Financial Group*	6,100	266,204
Svenska Handelsbanken AB "A"	900	26,239
Sydbank AS	500	18,207
The Bank of Yokohama Ltd.	1,000	6,911
Tompkins Financial Corp.	1,100	54,120
UniCredito Italiano SpA	41,364	276,517
Unione di Banche Italiane ScpA	379	9,732
United Overseas Bank Ltd.	6,000	83,933
VTB Bank OJSC (GDR) 144A*	28,000	202,440
Wachovia Corp.	33,900	915,300
Wells Fargo & Co.	91,100	2,651,010
WesBanco, Inc.	1,200	29,652
Westpac Banking Corp.	886	19,309

		10,983,086
Consumer Finance 0.0%
Dollar Financial Corp.*	6,900	158,700
EZCORP, Inc. "A"*	3,400	41,854
ORIX Corp.	50	6,839

		207,393
Diversified Financial Services 1.4%
ASX Ltd.	115	3,951
Bank of America Corp.	106,400	4,033,624
Citigroup, Inc.	25,500	546,210
CME Group, Inc.	1,255	588,721
Deutsche Boerse AG	1,625	262,045
Fortis	2,619	65,847
Groupe Bruxelles Lambert SA	108	13,176
Hong Kong Exchanges & Clearing Ltd.	2,000	34,664
ING Groep NV (CVA)	2,363	88,345
Interactive Brokers Group, Inc. "A"*	7,900	202,793
JPMorgan Chase & Co.	17,700	760,215

OMX AB	200	8,769
Singapore Exchange Ltd.	4,000	22,036

		6,630,396
Insurance 2.2%
ACE Ltd.	35,100	1,932,606
Aegon NV	1,834	27,018
Aflac, Inc.	10,980	713,151
Alleanza Assicurazioni SpA	232	3,029
Allianz SE (Registered)	875	173,496
Allied World Assurance Co. Holdings Ltd.	9,500	377,150
American International Group, Inc.	2,500	108,125
AMP Ltd.	965	6,948
AmTrust Financial Services, Inc.	10,400	168,584
Aspen Insurance Holdings Ltd.	6,700	176,746
Assicurazioni Generali SpA	525	23,647
Aviva PLC	589	7,217
Axa	7,091	256,623
AXA Asia Pacific Holdings Ltd.	529	2,669
CNP Assurances	24	2,958
Darwin Professional Underwriters, Inc.*	500	11,245
Fidelity National Financial, Inc. "A"	17,000	311,610
First Mercury Financial Corp.*	2,000	34,820
Great-West Lifeco, Inc.	100	3,016
Hallmark Financial Services, Inc.*	5,100	56,916
Hartford Financial Services Group, Inc.	22,300	1,689,671
Insurance Australia Group Ltd.	1,063	3,556
Irish Life & Permanent PLC	1,626	31,819
Legal & General Group PLC	2,181	5,470
Loews Corp.	9,500	382,090
Manulife Financial Corp.	800	30,622
Max Capital Group Ltd.	1,800	47,142
Millea Holdings, Inc.	300	11,100
Mitsui Sumitomo Insurance Co., Ltd.	1,000	10,102
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	128	25,021
National Interstate Corp.	200	4,670
Navigators Group, Inc.*	3,200	174,080
Old Mutual PLC	1,347	2,953
PartnerRe Ltd.	16,400	1,251,320
Platinum Underwriters Holdings Ltd.	5,300	172,038
Power Corp. of Canada	200	6,625
Power Financial Corp.	100	3,421
Prudential PLC	25,502	336,744
QBE Insurance Group Ltd.	10,187	207,352
Reinsurance Group of America, Inc.	5,300	288,532
Sampo Oyj "A"	4,105	111,245
Seabright Insurance Holdings*	6,800	100,164
Selective Insurance Group, Inc.	700	16,716
Sompo Japan Insurance, Inc.	1,000	8,957
StanCorp Financial Group, Inc.	6,600	314,886
Storebrand ASA	3,200	25,294
Sun Life Financial, Inc.	300	14,026
Suncorp-Metway Ltd.	457	5,394
Swiss Life Holding (Registered)*	19	5,285
Swiss Re (Registered)	190	16,612
T&D Holdings, Inc.	100	5,255

The Travelers Companies, Inc.	6,700	320,595
Topdanmark AS*	125	21,000
Unum Group	14,200	312,542
W.R. Berkley Corp.	6,700	185,523
Zurich Financial Services AG (Registered)	77	24,271

		10,569,667
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, Inc. (REIT)	1,400	129,808
Apartment Investment & Management Co. "A" (REIT)	3,759	134,610
AvalonBay Communities, Inc. (REIT)	2,500	241,300
BioMed Realty Trust, Inc. (REIT)	3,800	90,782
CapitaMall Trust (REIT)	6,000	15,205
Corio NV (REIT)	72	6,308
Corporate Office Properties Trust (REIT)	2,700	90,747
Cousins Properties, Inc. (REIT)	3,400	84,014
Digital Realty Trust, Inc. (REIT)	2,900	102,950
Equity Lifestyle Properties, Inc. (REIT)	1,700	83,929
Equity Residential (REIT)	6,800	282,132
First Industrial Realty Trust, Inc. (REIT)	3,900	120,471
Glimcher Realty Trust (REIT)	3,500	41,860
Goodman Group (REIT)	1,094	4,334
GPT Group (REIT)	1,538	4,625
HCP, Inc. (REIT)	3,900	131,859
Healthcare Realty Trust, Inc. (REIT)	2,600	67,990
Home Properties, Inc. (REIT)	2,900	139,171
Hospitality Properties Trust (REIT)	6,700	227,934
Host Hotels & Resorts, Inc. (REIT)	12,200	194,224
Kimco Realty Corp. (REIT)	4,000	156,680
LaSalle Hotel Properties (REIT)	2,600	74,698
Lexington Realty Trust (REIT)	5,900	85,019
Link (REIT)	4,500	9,987
Maguire Properties, Inc. (REIT)	2,700	38,637
Mid-America Apartment Communities, Inc. (REIT)	1,800	89,712
Nationwide Health Properties, Inc. (REIT)	1,600	54,000
OMEGA Healthcare Investors, Inc. (REIT)	2,800	48,608
Parkway Properties, Inc. (REIT)	2,500	92,400
Pennsylvania Real Estate Investment Trust (REIT)	2,300	56,097
Potlatch Corp. (REIT)	1,900	78,413
ProLogis (REIT)	2,800	164,808
Public Storage (REIT)	3,500	310,170
Realty Income Corp. (REIT)	4,100	105,042
Senior Housing Properties Trust (REIT)	5,700	135,090
Simon Property Group, Inc. (REIT)	4,100	380,931
Sovran Self Storage, Inc. (REIT)	1,500	64,065
Stockland (REIT)	923	5,915
Strategic Hotels & Resorts, Inc. (REIT)	4,900	64,337
Sunstone Hotel Investors, Inc. (REIT)	4,600	73,646
Unibail-Rodamco (REIT)	40	10,308
Vornado Realty Trust (REIT)	3,500	301,735
Washington Real Estate Investment Trust (REIT)	3,500	116,970
Weingarten Realty Investors (REIT)	500	17,220
Wereldhave NV (REIT)	48	5,921
Westfield Group (REIT)	891	14,550

		4,749,212

Real Estate Management & Development 0.1%
Brookfield Asset Management, Inc. "A"	300	8,084
Capitaland Ltd.	7,000	32,652
Cheung Kong (Holdings) Ltd.	3,000	43,161
City Developments Ltd.	2,000	16,062
Emaar Properties PJSC*	48,130	143,501
Hang Lung Properties Ltd.	4,000	14,296
Henderson Land Development Co., Ltd.	2,000	14,427
Immoeast AG*	4,399	42,357
Immofinanz Immobilien Anlagen AG	4,062	43,997
Kerry Properties Ltd.	1,000	6,098
Lend Lease Corp., Ltd.	287	3,486
Meinl European Land Ltd.*	2,619	29,950
Mitsubishi Estate Co., Ltd.	1,000	24,353
New World Development Co., Ltd.	5,000	12,097
Sino Land Co., Ltd.	2,000	4,364
Sun Hung Kai Properties Ltd.	2,000	31,266
Swire Pacific Ltd. "A"	1,500	17,018
Wharf Holdings Ltd.	47,000	223,733

		710,902
Thrifts & Mortgage Finance 0.1%
Corus Bankshares, Inc.	10,300	100,219
Dime Community Bancshares	6,600	115,368
Flagstar Bancorp., Inc.	13,800	99,636
Northwest Bancorp., Inc.	2,900	79,257
Ocwen Financial Corp.*	13,500	59,940
WSFS Financial Corp.	800	39,424

		493,844
Health Care 6.9%
Biotechnology 1.1%
Alkermes, Inc.*	14,300	169,884
Alnylam Pharmaceuticals, Inc.*	5,100	124,440
Amgen, Inc.*	23,600	986,008
Applera Corp. - Celera Group*	8,700	127,890
Celgene Corp.*	8,900	545,481
CSL Ltd.	6,238	210,421
Cubist Pharmaceuticals, Inc.*	10,000	184,200
Genentech, Inc.*	10,590	859,696
Gilead Sciences, Inc.*	28,780	1,483,033
Isis Pharmaceuticals, Inc.*	11,100	156,621
Onyx Pharmaceuticals, Inc.*	4,600	133,538
OSI Pharmaceuticals, Inc.*	5,700	213,123

		5,194,335
Health Care Equipment & Supplies 1.3%
Align Technology, Inc.*	10,700	118,877
Analogic Corp.	800	53,232
Baxter International, Inc.	38,920	2,250,354
C.R. Bard, Inc.	5,850	563,940
Cochlear Ltd.	649	32,612
Cutera, Inc.*	1,400	18,858
Essilor International SA	609	39,831
Getinge AB "B"	200	5,188
Hologic, Inc.*	6,400	355,840
Intuitive Surgical, Inc.*	1,800	583,830

Kinetic Concepts, Inc.*	10,300	476,169
Medtronic, Inc.	15,700	759,409
Meridian Bioscience, Inc.	700	23,401
Merit Medical Systems, Inc.*	4,700	74,401
Nobel Biocare Holding AG (Bearer)	31	7,216
Olympus Corp.	1,000	30,401
Smith & Nephew PLC	1,343	17,763
Sonova Holding AG (Registered)	59	5,411
SurModics, Inc.*	4,300	180,084
Synthes, Inc.	73	10,209
Terumo Corp.	5,200	272,044
William Demant Holding AS*	100	8,003
Zimmer Holdings, Inc.*	8,290	645,459

		6,532,532
Health Care Providers & Services 1.6%
Aetna, Inc.	35,200	1,481,568
Air Methods Corp.*	900	43,533
Alliance Imaging, Inc.*	2,000	17,200
Amedisys, Inc.*	4,500	177,030
AmSurg Corp.*	700	16,576
Animal Health International, Inc.*	400	4,376
Apria Healthcare Group, Inc.*	10,600	209,350
Celesio AG	413	20,433
Centene Corp.*	8,700	121,278
CorVel Corp.*	4,700	143,773
Fresenius Medical Care AG & Co. KGaA	6,409	322,295
Health Net, Inc.*	9,300	286,440
Healthspring, Inc.*	10,600	149,248
Humana, Inc.*	11,000	493,460
Kindred Healthcare, Inc.*	8,300	181,521
Laboratory Corp. of America Holdings*	6,500	478,920
Landauer, Inc.	100	5,034
Magellan Health Services, Inc.*	4,500	178,605
Medco Health Solutions, Inc.*	18,800	823,252
Owens & Minor, Inc.	6,400	251,776
RehabCare Group, Inc.*	2,500	37,500
Res-Care, Inc.*	3,500	60,025
Sonic Healthcare Ltd.	3,672	46,252
UnitedHealth Group, Inc.	8,730	299,963
WellPoint, Inc.*	38,600	1,703,418

		7,552,826
Health Care Technology 0.1%
Agfa Gevaert NV	6,170	48,338
Eclipsys Corp.*	8,600	168,646
Phase Forward, Inc.*	4,200	71,736
TriZetto Group, Inc.*	2,500	41,725

		330,445
Life Sciences Tools & Services 0.3%
Cambrex Corp.	14,300	99,099
Dionex Corp.*	3,000	230,970
Lonza Group AG (Registered)	2,981	395,652
MDS, Inc.*	9,100	177,310
Nektar Therapeutics*	2,000	13,880
PAREXEL International Corp.*	7,800	203,580

Pharmanet Development Group, Inc.*	4,400	111,012
QIAGEN NV*	877	18,149
Thermo Fisher Scientific, Inc.*	10,000	568,400

		1,818,052
Pharmaceuticals 2.5%
Abbott Laboratories	11,540	636,431
Astellas Pharma, Inc.	1,500	58,213
AstraZeneca PLC	2,082	77,837
Biovail Corp.	10,500	113,035
Bristol-Myers Squibb Co.	49,800	1,060,740
Caraco Pharmaceutical Laboratories Ltd.*	5,800	104,110
Chugai Pharmaceutical Co., Ltd.	900	10,190
Daiichi Sankyo Co., Ltd.	2,200	65,098
Eisai Co., Ltd.	800	27,335
Elan Corp. PLC*	13,659	283,503
Eli Lilly & Co.	22,820	1,177,284
GlaxoSmithKline PLC	7,866	166,690
Johnson & Johnson	21,982	1,425,972
Kyowa Hakko Kogyo Co., Ltd.	1,000	9,562
Medicis Pharmaceutical Corp. "A"	10,400	204,776
Merck & Co., Inc.	17,900	679,305
Merck KGaA	313	38,589
Mitsubishi Tanabe Pharma Corp.	1,000	11,661
Novartis AG (Registered)	2,686	137,736
Novo Nordisk AS "B"	6,050	413,972
Obagi Medical Products, Inc.*	800	6,944
Perrigo Co.	7,600	286,748
Pfizer, Inc.	178,600	3,738,098
Roche Holding AG (Genusschein)	3,159	594,803
Salix Pharmaceuticals Ltd.*	2,000	12,560
Sanofi-Aventis	3,261	244,688
Sepracor, Inc.*	22,800	445,056
Shionogi & Co., Ltd.	1,000	17,103
Takeda Pharmaceutical Co., Ltd.	2,500	126,419
UCB SA	5,229	181,944
ViroPharma, Inc.*	4,400	39,336

		12,395,738
Industrials 6.8%
Aerospace & Defense 1.7%
BAE Systems PLC	18,635	179,437
Bombardier, Inc. "B"*	7,300	38,902
CAE, Inc.	1,500	16,995
Cobham PLC	1,159	4,600
European Aeronautic Defence & Space Co.	222	5,270
Finmeccanica SpA	206	7,018
Goodrich Corp.	12,700	730,377
Honeywell International, Inc.	58,700	3,311,854
Northrop Grumman Corp.	23,300	1,812,973
Rolls-Royce Group PLC*	1,290	10,316
Rolls-Royce Group PLC "B"*	115,584	229
Singapore Technologies Engineering Ltd.	15,000	36,897
Teledyne Technologies, Inc.*	5,200	244,400
Thales SA	71	4,602

United Technologies Corp.	28,240	1,943,477

		8,347,347
Air Freight & Logistics 0.0%
Deutsche Post AG (Registered)	514	15,709
Hub Group, Inc. "A"*	1,600	52,624
TNT NV	1,823	67,765
Toll Holdings Ltd.	1,558	14,267

		150,365
Airlines 0.1%
Air France-KLM	113	3,182
Alaska Air Group, Inc.*	600	11,772
Cathay Pacific Airways Ltd.	13,000	25,471
Deutsche Lufthansa AG (Registered)	185	5,006
Iberia Lineas Aereas de Espana SA	2,831	12,336
Pinnacle Airlines Corp.*	8,000	69,840
Qantas Airways Ltd.	2,776	9,999
Singapore Airlines Ltd.	6,000	68,256
SkyWest, Inc.	3,500	73,920
UAL Corp.	4,900	105,497

		385,279
Building Products 0.1%
Apogee Enterprises, Inc.	10,600	163,240
Asahi Glass Co., Ltd.	1,000	11,090
Assa Abloy AB "B"	400	7,270
Builders FirstSource, Inc.*	2,600	18,876
Compagnie de Saint-Gobain	180	14,709
Daikin Industries Ltd.	100	4,385
Geberit AG (Registered)	59	8,791
Gibraltar Industries, Inc.	4,500	52,785
Wienerberger AG	4,214	225,012

		506,158
Commercial Services & Supplies 0.8%
Adecco SA (Registered)	181	10,463
Allied Waste Industries, Inc.*	121,100	1,309,091
American Ecology Corp.	300	7,599
Babcock International Group PLC	21,446	243,207
Bowne & Co., Inc.	1,000	15,250
Brambles Ltd.	3,896	35,646
COMSYS IT Partners, Inc.*	12,900	109,134
Consolidated Graphics, Inc.*	3,100	173,755
Deluxe Corp.	10,000	192,100
Experian Group Ltd.	763	5,556
G4S PLC	997	4,506
Hudson Highland Group, Inc.*	18,100	153,307
Intertek Group PLC	12,051	246,783
Kforce, Inc.*	1,300	11,492
Layne Christensen Co.*	300	10,506
PeopleSupport, Inc.*	3,300	30,096
Randstad Holdings NV	248	11,659
Rentokil Initial PLC	1,774	3,425
Rollins, Inc.	1,600	28,304
Secom Co., Ltd.	100	4,914
Securitas AB "B"	400	5,291
Serco Group PLC	21,328	192,040
SGS SA (Registered)	7	10,071

The Brink's Co.	11,200	752,416
United Stationers, Inc.*	4,500	214,650
Vedior NV (CVA)	795	23,155
Volt Information Sciences, Inc.*	8,700	147,552

		3,951,968
Construction & Engineering 0.5%
Acciona SA	158	42,308
ACS, Actividades de Construccion y Servicios SA	1,180	67,182
AMEC PLC	55,767	800,617
Balfour Beatty PLC	491	4,589
EMCOR Group, Inc.*	4,000	88,840
FLSmidth & Co. AS	200	19,837
Fomento de Construcciones y Contratas SA	278	18,299
Granite Construction, Inc.	6,500	212,615
Grupo Ferrovial SA	367	26,660
Hochtief AG	35	3,203
Integrated Electrical Services, Inc.*	400	6,284
Leighton Holdings Ltd.	8,788	345,424
Michael Baker Corp.*	3,100	69,626
Orascom Construction Industries (GDR) (REG S)	2,350	352,053
Perini Corp.*	4,600	166,658
Sacyr Vallehermoso SA	490	17,015
Skanska AB "B"	600	12,034
SNC-Lavalin Group, Inc.	900	39,000
URS Corp.*	1,500	49,035
Vinci SA	266	19,263
YIT Oyj*	1,940	55,104

		2,415,646
Electrical Equipment 0.5%
ABB Ltd. (Registered)	10,762	289,810
Acuity Brands, Inc.	2,300	98,785
Alstom	65	14,120
Emerson Electric Co.	15,140	779,104
Encore Wire Corp.	2,600	47,346
EnerSys*	2,900	69,368
Gamesa Corp. Tecnologica SA	931	42,478
GrafTech International Ltd.*	10,700	173,447
Hubbell, Inc. "B"	1,600	69,904
II-VI, Inc.*	5,800	220,284
LSI Industries, Inc.	4,500	59,445
Mitsubishi Electric Corp.	1,000	8,813
Polypore International, Inc.*	1,400	28,966
Regal-Beloit Corp.	1,200	43,956
Renewable Energy Corp. AS*	100	2,810
Schneider Electric SA	133	17,206
Solarworld AG	59	2,814
Sumitomo Electric Industries Ltd.	400	5,075
Superior Essex, Inc.*	6,700	188,404
Vestas Wind Systems AS*	550	60,188
Woodward Governor Co.	7,300	195,056

		2,417,379
Industrial Conglomerates 1.1%
CSR Ltd.	3,192	9,363
Fraser & Neave Ltd.	10,000	35,470

General Electric Co.	106,240	3,931,942
Hutchison Whampoa Ltd.	20,000	190,340
Keppel Corp., Ltd.	13,000	94,194
Koninklijke (Royal) Philips Electronics NV	2,290	87,675
McDermott International, Inc.*	10,700	586,574
Orkla ASA	600	7,636
Raven Industries, Inc.	1,900	57,570
SembCorp Industries Ltd.	10,000	29,646
Siemens AG (Registered)	564	61,207
Smiths Group PLC	412	7,685

		5,099,302
Machinery 1.0%
Actuant Corp. "A"	7,300	220,533
AGCO Corp.*	14,400	862,272
Alfa Laval AB	125	7,609
Ampco-Pittsburgh Corp.	300	12,897
Atlas Copco AB "A"	800	13,691
Atlas Copco AB "B"	400	6,289
Badger Meter, Inc.	200	8,640
Cascade Corp.	1,600	78,896
Caterpillar, Inc.	19,470	1,524,306
China Infrastructure Machinery Holdings Ltd.	167,000	127,086
Columbus McKinnon Corp.*	5,200	161,096
Crane Co.	3,600	145,260
FANUC Ltd.	100	9,678
Gorman-Rupp Co.	300	9,867
KCI Konecranes Oyj	943	36,365
Komatsu Ltd.	12,400	351,655
Kone Oyj "B"	2,080	85,444
Kubota Corp.	1,000	6,304
MAN AG	79	10,484
Metso Corp.	1,744	94,282
Mitsubishi Heavy Industries Ltd.	2,000	8,704
Mueller Industries, Inc.	1,200	34,620
Parker Hannifin Corp.	8,500	588,795
Robbins & Myers, Inc.	4,500	146,925
Sandvik AB	1,200	20,891
Scania AB "B"	400	8,401
Schindler Holding AG	84	6,295
SKF AB "B"	600	12,087
Sulzer AG (Registered)	4	5,288
Sun Hydraulics Corp.	1,600	46,832
Timken Co.	2,400	71,328
Twin Disc, Inc.	2,800	44,296
Vallourec SA	33	8,024
Volvo AB "A"	600	8,954
Volvo AB "B"	1,300	19,728
Wartsila Oyj "B"*	878	59,245
Zardoya Otis SA	675	18,753

		4,881,820
Marine 0.1%
A P Moller-Maersk AS "B"	3	33,527
Kuehne & Nagel International AG (Registered)	78	7,825
TBS International Ltd. "A"*	3,900	117,780

		159,132

Road & Rail 0.6%
Canadian National Railway Co. (b)	15,200	734,464
Canadian National Railway Co. (b)	2,600	126,067
Canadian Pacific Railway Ltd.	800	51,439
Central Japan Railway Co.	1	10,413
ComfortDelGro Corp., Ltd.	22,000	29,268
Dollar Thrifty Automotive Group, Inc.*	11,200	152,768
DSV AS	700	15,337
East Japan Railway Co.	1	8,325
FirstGroup PLC	431	4,822
MTR Corp., Ltd.	13,000	44,565
Ryder System, Inc.	19,400	1,181,654
Union Pacific Corp.	4,100	514,058
West Japan Railway Co.	1	4,399

		2,877,579
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	6,900	206,241
Bunzl PLC	366	5,153
Electro Rent Corp.	4,000	60,600
Finning International, Inc.	700	19,825
Hagemeyer NV	2,670	20,403
Itochu Corp.	1,000	9,921
Marubeni Corp.	1,000	7,432
Mitsubishi Corp.	13,400	412,927
Mitsui & Co., Ltd.	7,000	144,921
Noble Group Ltd.	79,000	127,477
Sumitomo Corp.	500	6,717
Wolseley PLC	527	5,535

		1,027,152
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	1,434	46,728
Atlantia SpA	186	5,630
Brisa	18,169	259,565
Cintra Concesiones de Infraestructuras de Transporte SA	1,277	18,887
DP World Ltd.*	72,357	68,739
Hopewell Holdings Ltd.	6,000	22,918
Macquarie Infrastructure Group (Unit)	7,725	19,821
Novorossiysk Sea Trade Port (GDR) 144A*	3,700	55,500
Transurban Group (Unit)	3,144	18,677

		516,465
Information Technology 7.4%
Communications Equipment 0.7%
Alcatel-Lucent	6,661	38,147
Anaren, Inc.*	5,300	67,098
Cisco Systems, Inc.*	49,770	1,198,959
Dycom Industries, Inc.*	8,300	99,683
Infinera Corp.*	10,000	120,000
MasTec, Inc.*	14,400	118,224
Nokia Oyj	15,436	491,074
Nortel Networks Corp.*	900	6,138
Oplink Communications, Inc.*	10,000	88,700
Plantronics, Inc.	4,200	81,102
QUALCOMM, Inc.	16,830	690,030
Research In Motion Ltd.*	1,000	112,514

Tandberg ASA	900	13,525
Tekelec*	14,200	176,790
Telefonaktiebolaget LM Ericsson "B"	55,000	108,086

		3,410,070
Computers & Peripherals 2.1%
Apple, Inc.*	18,600	2,669,100
Data Domain, Inc.*	4,000	95,200
EMC Corp.*	62,830	900,982
Emulex Corp.*	13,800	224,112
Fujitsu Ltd.	1,000	6,566
Hewlett-Packard Co.	24,700	1,127,802
International Business Machines Corp.	22,140	2,549,200
Lexmark International, Inc. "A"*	23,700	728,064
Logitech International SA (Registered)*	3,503	88,656
NEC Corp.	1,000	3,831
Novatel Wireless, Inc.*	10,700	103,576
QLogic Corp.*	37,400	574,090
Rimage Corp.*	500	10,950
Sun Microsystems, Inc.*	21,500	333,895
Toshiba Corp.	2,000	13,415
Western Digital Corp.*	18,100	489,424
Wincor Nixdorf AG	83	6,642

		9,925,505
Electronic Equipment & Instruments 0.9%
Arrow Electronics, Inc.*	37,100	1,248,415
Avnet, Inc.*	26,400	864,072
Dolby Laboratories, Inc. "A"*	11,400	413,364
Electrocomponents PLC	3,804	13,719
Fujifilm Holdings Corp.	200	7,105
Hitachi Ltd.	2,000	11,896
Hoya Corp.	200	4,741
IBIDEN Co., Ltd.	100	3,954
Kingboard Chemical Holdings Ltd.	13,000	46,349
Kyocera Corp.	100	8,410
LoJack Corp.*	600	7,584
Mettler-Toledo International, Inc.*	5,000	485,600
Multi-Fineline Electronix, Inc.*	4,700	88,219
Murata Manufacturing Co., Ltd.	100	5,040
Nidec Corp.	100	6,247
TDK Corp.	100	5,943
Technitrol, Inc.	2,600	60,138
Tyco Electronics Ltd.	27,800	954,096

		4,234,892
Internet Software & Services 0.5%
Chordiant Software, Inc.*	4,500	27,135
CMGI, Inc.*	4,500	59,670
CNET Networks, Inc.*	11,500	81,650
EarthLink, Inc.*	13,400	101,170
eBay, Inc.*	8,000	238,720
Google, Inc. "A"*	3,015	1,328,017
InfoSpace, Inc.	2,700	31,239
j2 Global Communications, Inc.*	2,300	51,336
Tencent Holdings Ltd.	400	2,272
United Online, Inc.	6,300	66,528

ValueClick, Inc.*	6,100	105,225
Vocus, Inc.*	800	21,120
Websense, Inc.*	2,900	54,375
Yahoo! Japan Corp.	9	4,735
Yahoo!, Inc.*	11,900	344,267

		2,517,459
IT Services 0.8%
Accenture Ltd. "A"	19,610	689,684
Atos Origin SA*	177	9,851
Cap Gemini SA	340	19,398
CGI Group, Inc. "A"*	600	6,371
Computer Sciences Corp.*	27,500	1,121,725
CSG Systems International, Inc.*	22,000	250,140
Fiserv, Inc.*	8,400	403,956
iGATE Corp.*	3,400	24,208
Indra Sistemas SA	322	9,272
LogicaCMG PLC	12,089	25,368
MAXIMUS, Inc.	6,100	223,931
NTT Data Corp.	1	4,387
Paychex, Inc.	3,800	130,188
Redecard SA (GDR) 144A	6,100	202,951
Sapient Corp.*	9,300	64,728
Visa, Inc. "A"*	9,500	592,420

		3,778,578
Office Electronics 0.1%
Canon, Inc.	11,600	537,549
Konica Minolta Holdings, Inc.	500	6,894
Neopost SA	90	10,114

		554,557
Semiconductors & Semiconductor Equipment 0.9%
Amkor Technology, Inc.*	12,000	128,400
ANADIGICS, Inc.*	17,600	115,456
ARM Holdings PLC	10,640	18,578
ASML Holding NV*	5,520	135,744
Atheros Communications*	7,700	160,468
Broadcom Corp. "A"*	9,540	183,836
Cabot Microelectronics Corp.*	500	16,075
Eagle Test Systems, Inc.*	1,500	15,750
Infineon Technologies AG*	1,742	12,250
Intel Corp.	57,400	1,215,732
NVIDIA Corp.*	26,700	528,393
OC Oerlikon Corp. AG (Registered)*	131	46,094
Pericom Semiconductor Corp.*	11,100	162,948
ROHM Co., Ltd.	100	6,209
Semtech Corp.*	15,600	223,548
Sigma Designs, Inc.*	5,200	117,884
Skyworks Solutions, Inc.*	13,000	94,640
Standard Microsystems Corp.*	5,400	157,572
STMicroelectronics NV	1,681	17,883
Texas Instruments, Inc.	32,300	913,121
Tokyo Electron Ltd.	100	6,187
TriQuint Semiconductor, Inc.*	25,600	129,536
Zoran Corp.*	11,700	159,822

		4,566,126

Software 1.4%
Adobe Systems, Inc.*	16,150	574,779
Advent Software, Inc.*	4,600	196,052
Ansoft Corp.*	3,400	103,768
Compuware Corp.*	42,400	311,216
Dassault Systemes SA	159	9,241
Electronic Arts, Inc.*	8,900	444,288
FalconStor Software, Inc.*	3,800	28,918
Jack Henry & Associates, Inc.	5,300	130,751
JDA Software Group, Inc.*	10,300	187,975
MICROS Systems, Inc.*	8,300	279,378
Microsoft Corp.	123,250	3,497,835
Misys PLC	4,179	11,484
Net 1 UEPS Technologies, Inc.*	5,400	121,770
Nintendo Co., Ltd.	800	414,429
Progress Software Corp.*	500	14,960
Renaissance Learning, Inc.	900	12,591
SAP AG	2,011	99,913
SPSS, Inc.*	3,700	143,486
Sybase, Inc.*	4,900	128,870
The Sage Group PLC	10,531	39,307
Ultimate Software Group, Inc.*	400	12,024
VMware, Inc. "A"*	4,100	175,562

		6,938,597
Materials 3.2%
Chemicals 1.7%
Agrium, Inc.	100	6,212
Akzo Nobel NV	1,151	92,426
Asahi Kasei Corp.	1,000	5,284
BASF SE	319	42,931
Bayer AG	5,799	464,487
Calgon Carbon Corp.*	1,200	18,060
Celanese Corp. "A"	6,900	269,445
CF Industries Holdings, Inc.	3,000	310,860
Ciba Specialty Chemicals AG (Registered)	171	6,235
Croda International PLC	814	10,709
Dow Chemical Co.	33,900	1,249,215
Eastman Chemical Co.	4,500	281,025
Ecolab, Inc.	12,350	536,360
Ferro Corp.	4,500	66,870
GenTek, Inc.*	2,500	75,200
Givaudan SA (Registered)	8	7,914
JSR Corp.	200	4,545
Koninklijke DSM NV	630	30,411
Kuraray Co., Ltd.	500	6,045
Linde AG	1,883	266,172
Lubrizol Corp.	900	49,959
Mitsubishi Chemical Holdings Corp.	1,000	6,629
Mitsui Chemicals, Inc.	1,000	6,648
Monsanto Co.	19,500	2,174,250
Nitto Denko Corp.	200	8,580
Novozymes AS "B"	1,150	107,678
Orica Ltd.	199	5,314
Potash Corp. of Saskatchewan, Inc.	1,600	248,624

Praxair, Inc.	9,700	817,031
Rockwood Holdings, Inc.*	2,900	95,033
ShengdaTech, Inc.*	1,300	11,050
Shin-Etsu Chemical Co., Ltd.	400	20,757
Showa Denko KK	2,000	6,759
Solvay SA	573	73,281
Sumitomo Chemical Co., Ltd.	1,000	6,423
Syngenta AG (Registered)	162	47,448
Teijin Ltd.	1,000	4,265
Terra Industries, Inc.*	5,800	206,074
Toray Industries, Inc.	1,000	6,594
Umicore	1,130	58,943
Uralkali (GDR) 144A*	7,700	315,700
Yara International ASA	1,850	107,522

		8,134,968
Construction Materials 0.1%
CRH PLC	3,069	116,069
Fletcher Building Ltd.	324	2,143
Holcim Ltd. (Registered)	403	42,318
Imerys SA	125	11,462
Lafarge SA	481	83,755

		255,747
Containers & Packaging 0.5%
Amcor Ltd.	605	3,960
Gerresheimer AG*	4,964	249,740
Greif, Inc. "A"	3,600	244,548
Owens-Illinois, Inc.*	12,100	682,803
Rock-Tenn Co. "A"	8,300	248,751
Smurfit-Stone Container Corp.*	20,300	156,310
Temple-Inland, Inc.	65,700	835,704

		2,421,816
Metals & Mining 0.7%
Acerinox SA	4,331	120,068
Agnico-Eagle Mines Ltd.	100	6,783
AK Steel Holding Corp.	7,700	419,034
Alumina Ltd.	739	3,796
Anglo American PLC	4,619	277,505
Barrick Gold Corp.	300	13,117
BHP Billiton Ltd.	1,497	49,184
BHP Billiton PLC	836	24,797
BlueScope Steel Ltd.	470	4,283
Boliden AB	1,900	20,232
Compass Minerals International, Inc.	4,000	235,920
Fording Canadian Coal Trust (Unit)	100	5,235
Fortescue Metal Group Ltd.*	700	4,191
Freeport-McMoRan Copper & Gold, Inc.	5,300	509,966
Goldcorp, Inc.	300	11,659
JFE Holdings, Inc.	500	22,533
Kinross Gold Corp.	400	8,924
Kobe Steel Ltd.	3,000	8,703
Mitsubishi Materials Corp.	1,000	4,413
Newcrest Mining Ltd.	264	8,069
Nippon Steel Corp.	5,000	25,721
Norsk Hydro ASA	1,200	17,563

Outokumpu Oyj	555	25,275
Rautaruukki Oyj	391	18,895
Reliance Steel & Aluminum Co.	15,400	921,844
Rio Tinto Ltd.	95	10,624
Rio Tinto PLC	357	37,066
Salzgitter AG	31	5,386
SSAB Svenskt Stal AB "A"	1,200	33,802
Sumitomo Metal Industries Ltd.	4,000	15,391
Teck Cominco Ltd. "B"	300	12,302
ThyssenKrupp AG	248	14,175
Universal Stainless & Alloy Products, Inc.*	1,000	29,710
Vedanta Resources PLC	5,831	242,491
voestalpine AG	373	25,994
Worthington Industries, Inc.	6,700	113,029
Xstrata PLC	4,178	292,573
Yamana Gold, Inc.	300	4,402
Zinifex Ltd.	323	2,960

		3,607,615
Paper & Forest Products 0.2%
Buckeye Technologies, Inc.*	13,500	150,660
International Paper Co.	16,900	459,680
Oji Paper Co., Ltd.	1,000	4,547
Schweitzer-Mauduit International, Inc.	2,500	57,850
Stora Enso Oyj "R"	2,637	30,463
Svenska Cellulosa AB "B"	3,400	61,932
UPM-Kymmene Oyj	2,405	42,707

		807,839
Telecommunication Services 2.5%
Diversified Telecommunication Services 2.0%
Alaska Communications Systems Group, Inc.	17,500	214,200
AT&T, Inc.	64,400	2,466,520
Atlantic Tele-Network, Inc.	3,600	121,788
BCE, Inc.	1,200	40,626
Belgacom SA	223	9,874
BT Group PLC	4,462	19,235
Cable & Wireless PLC	1,466	4,332
Deutsche Telekom AG (Registered)	6,018	100,056
Elisa Oyj	242	6,043
France Telecom SA	8,512	286,194
Koninklijke (Royal) KPN NV	10,615	179,724
Nippon Telegraph & Telephone Corp.	27	117,451
PCCW Ltd.	289,000	180,967
Portugal Telecom SGPS SA (Registered)	9,867	114,704
PT Telekomunikasi Indonesia (ADR)	8,700	364,878
Singapore Telecommunications Ltd.	91,000	260,802
Swisscom AG (Registered)	543	186,120
Tele2 AB "B"	2,500	47,276
Telecom Corp. of New Zealand Ltd.	73,953	217,630
Telecom Italia SpA	51,783	108,342
Telecom Italia SpA (RNC)	27,168	45,103
Telefonica SA	22,954	659,543
Telekom Austria AG	12,898	266,913
Telenor ASA*	6,400	122,999
TeliaSonera AB	18,500	148,627

Telstra Corp., Ltd.	41,418	166,911
Telstra Corp., Ltd. (Insurance Receipt)	21,018	54,156
Telus Corp.	300	13,064
Telus Corp. (Non-Voting Shares)	700	29,495
Verizon Communications, Inc.	94,200	3,433,590

		9,987,163
Wireless Telecommunication Services 0.5%
America Movil SAB de CV "L" (ADR)	3,100	197,439
American Tower Corp. "A"*	6,700	262,707
Bouygues SA	300	19,055
China Mobile Ltd.	12,500	186,989
Hutchison Telecommunications International Ltd.	102,000	145,951
KDDI Corp.	13	80,351
Mobistar SA	53	4,802
NTT DoCoMo, Inc.	82	124,518
Rogers Communications, Inc. "B"	2,300	82,728
Softbank Corp.	4,000	73,759
Telephone & Data Systems, Inc.	19,500	765,765
USA Mobility, Inc.*	17,800	127,092
Vodafone Group PLC	82,319	246,492

		2,317,648
Utilities 2.6%
Electric Utilities 1.2%
Allegheny Energy, Inc.	4,900	247,450
American Electric Power Co., Inc.	1,500	62,445
Brookfield Infrastructure Partners LP	12	203
Chubu Electric Power Co., Inc.	2,300	57,754
CLP Holdings Ltd.	12,000	99,087
E.ON AG	3,567	660,033
Edison International	34,600	1,696,092
EDP - Energias de Portugal SA	19,404	117,619
Enel SpA	22,674	240,975
FirstEnergy Corp.	19,800	1,358,676
Fortis, Inc.	2,400	68,298
Fortum Oyj	386	15,726
Hokkaido Electric Power Co., Inc.	800	18,696
Hongkong Electric Holding Ltd.	13,500	86,018
Iberdrola SA	28,511	442,015
Kansai Electric Power Co., Inc.	2,600	64,926
Kyushu Electric Power Co., Inc.	1,400	34,347
Oesterreichische Elektrizitaetswirtschafts AG "A"	68	4,851
Portland General Electric Co.	1,900	42,845
RWE AG	266	32,679
Scottish & Southern Energy PLC	1,620	45,151
Terna - Rete Elettrica Nationale SpA	6,478	27,623
Tohoku Electric Power Co., Inc.	1,600	39,165
Tokyo Electric Power Co., Inc.	4,200	112,980
Union Fenosa SA	2,526	169,766
Westar Energy, Inc.	6,500	148,005

		5,893,425
Gas Utilities 0.3%
Centrica PLC	8,869	52,491
Gas Natural SDG SA	2,642	163,422
Gaz de France	164	9,911

Hong Kong & China Gas Co., Ltd.	35,000	105,736
New Jersey Resources Corp.	550	17,078
ONEOK, Inc.	9,600	428,448
Osaka Gas Co., Ltd.	8,000	32,131
Snam Rete Gas SpA	4,641	29,489
South Jersey Industries, Inc.	900	31,599
Southwest Gas Corp.	2,600	72,696
The Laclede Group, Inc.	3,300	117,579
Tokyo Gas Co., Ltd.	8,000	32,416
UGI Corp.	4,000	99,680
WGL Holdings, Inc.	9,200	294,952

		1,487,628
Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group, Inc.	6,300	556,101
Electric Power Development Co., Ltd.	600	21,633
International Power PLC	4,087	32,278
TransAlta Corp.	3,000	93,322

		703,334
Multi-Utilities 0.6%
AGL Energy Ltd.	23,289	235,509
Consolidated Edison, Inc.	9,700	385,090
National Grid PLC	5,608	76,954
Sempra Energy	37,200	1,982,016
Suez SA	908	59,656
United Utilities PLC	1,724	23,622
Veolia Environnement	307	21,400

		2,784,247
Water Utilities 0.3%
Severn Trent PLC	474	13,348

Total Common Stocks (Cost $263,084,108)		277,196,420
Preferred Stocks 0.1%
Consumer Discretionary 0.1%
Porsche Automobil Holding SE	1,964	360,428
Volkswagen AG	62	10,295

		370,723
Consumer Staples 0.0%
Henkel KGaA	1,524	70,425
Financials 0.0%
Farm Credit Bank of Texas, Series 1, 7.561%	218,000	229,687
Utilities 0.0%
RWE AG	22	2,086

Total Preferred Stocks (Cost $706,118)		672,921
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc., 144A, 12.0% * (Cost $8,344)	60,000	900
Participatory Notes 0.0%
Merrill Lynch Pioneers Index (issuer Merrill Lynch International), Expiration date 2/27/2009* (Cost $109,245)	1,100	101,904

Warrants 0.0%
Materials
New Asat Finance LLC, Expiration Date 2/1/2011* (Cost $0)	24,700	4,159
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 9.6%
Consumer Discretionary 0.7%
Affinia Group, Inc., 9.0%, 11/30/2014	40,000	34,550
AMC Entertainment, Inc., 8.0%, 3/1/2014	75,000	63,562
American Achievement Corp., 8.25%, 4/1/2012	15,000	13,388
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK)	28,200	22,137
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	35,000	27,650
8.0%, 3/15/2014	15,000	13,050
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	25,000	20,000
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	30,000	23,175
Cablevision Systems Corp., Series B, 9.644% **, 4/1/2009	20,000	19,850
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	25,000	23,000
Carrols Corp., 9.0%, 1/15/2013	15,000	13,350
Charter Communications Holdings LLC, 11.0%, 10/1/2015	41,000	28,495
Charter Communications, Inc., 144A, 10.875%, 9/15/2014	40,000	39,400
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	25,000	18,938
CSC Holdings, Inc.:
7.25%, 7/15/2008	30,000	30,000
Series B, 8.125%, 7/15/2009	30,000	30,300
Series B, 8.125%, 8/15/2009	60,000	60,600
Denny's Holdings, Inc., 10.0%, 10/1/2012	10,000	9,200
Dollarama Group LP, 10.579% **, 8/15/2012	24,000	23,460
EchoStar DBS Corp.:
6.625%, 10/1/2014	45,000	40,950
7.125%, 2/1/2016	35,000	32,637
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015	35,000	24,675
Foot Locker, Inc., 8.5%, 1/15/2022	10,000	8,800
French Lick Resorts & Casino LLC, 144A, 10.75%, 4/15/2014	105,000	63,000
General Motors Corp.:
7.2%, 1/15/2011	95,000	79,325
7.4%, 9/1/2025	20,000	13,400
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	30,000	28,538
Group 1 Automotive, Inc., 8.25%, 8/15/2013	15,000	14,100
Hanesbrands, Inc., Series B, 8.204% **, 12/15/2014	45,000	39,937
Hertz Corp.:
8.875%, 1/1/2014	75,000	71,062
10.5%, 1/1/2016	20,000	18,725
Idearc, Inc., 8.0%, 11/15/2016	165,000	106,837
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	20,000	17,400
ION Media Networks, Inc., 144A, 10.508% **, 1/15/2013	85,000	63,750
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	30,000	21,375
Jarden Corp., 7.5%, 5/1/2017	25,000	21,875
Lamar Media Corp., Series C, 6.625%, 8/15/2015	20,000	17,600
Liberty Media LLC:
5.7%, 5/15/2013	5,000	4,378
8.25%, 2/1/2030	45,000	37,765

8.5%, 7/15/2029	50,000	42,721
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	15,000	15,450

MGM MIRAGE:
6.75%, 9/1/2012	10,000	9,275
8.375%, 2/1/2011	20,000	20,050
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	55,000	53,075
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	85,000	74,375
Penske Automotive Group, Inc., 7.75%, 12/15/2016	80,000	69,200
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	35,000	34,475
Quebecor Media, Inc., 7.75%, 3/15/2016	20,000	18,250
Quebecor World, Inc., 144A, 9.75%, 1/15/2015*	25,000	12,000
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017	40,000	26,700
Sabre Holdings Corp., 8.35%, 3/15/2016	30,000	23,100
Seminole Hard Rock Entertainment, Inc., 144A, 5.3% **, 3/15/2014	35,000	27,738
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	25,000	22,125
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	105,000	67,725
7.875%, 1/15/2014	20,000	16,400
Sinclair Television Group, Inc., 8.0%, 3/15/2012	16,000	16,160
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013	45,000	37,912
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	35,000	32,375
Station Casinos, Inc., 6.5%, 2/1/2014	50,000	30,000
TCI Communications, Inc., 8.75%, 8/1/2015	135,000	152,710
Time Warner Cable, Inc., 5.4%, 7/2/2012	810,000	795,851
Travelport LLC:
7.701% **, 9/1/2014	20,000	16,200
9.875%, 9/1/2014	25,000	22,438
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015	60,000	40,500
United Components, Inc., 9.375%, 6/15/2013	5,000	4,581
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)	50,000	30,250
Vitro SAB de CV:
9.125%, 2/1/2017	40,000	33,200
11.75%, 11/1/2013	15,000	15,188
XM Satellite Radio, Inc., 9.75%, 5/1/2014	50,000	48,250
Young Broadcasting, Inc., 8.75%, 1/15/2014	150,000	88,500

		3,137,008
Consumer Staples 0.9%
Alliance One International, Inc., 8.5%, 5/15/2012	15,000	14,100
CVS Caremark Corp., 6.25%, 6/1/2027	750,000	747,433
Delhaize America, Inc.:
8.05%, 4/15/2027	30,000	31,563
9.0%, 4/15/2031	56,000	67,397
General Nutrition Centers, Inc., 7.199% **, 3/15/2014 (PIK)	35,000	29,225
Harry & David Holdings, Inc., 8.076% **, 3/1/2012	30,000	25,200
Kellogg Co., 4.25%, 3/6/2013	1,500,000	1,495,342
Kroger Co., 6.15%, 1/15/2020	1,250,000	1,283,620
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	348,750	306,900
Pierre Foods, Inc., 9.875%, 7/15/2012	20,000	11,000
Pilgrim's Pride Corp., 7.625%, 5/1/2015	15,000	14,438
Rite Aid Corp., 7.5%, 3/1/2017	50,000	45,000
Smithfield Foods, Inc., 7.75%, 7/1/2017	30,000	29,250
Viskase Companies, Inc., 11.5%, 6/15/2011	480,000	480,000

		4,580,468

Energy 0.5%
Belden & Blake Corp., 8.75%, 7/15/2012	130,000	130,325
Bristow Group, Inc., 7.5%, 9/15/2017	30,000	30,150
Chaparral Energy, Inc., 8.5%, 12/1/2015	40,000	34,800
Chesapeake Energy Corp.:
6.25%, 1/15/2018	20,000	19,100
6.875%, 1/15/2016	100,000	99,000
7.75%, 1/15/2015	15,000	15,450
Cimarex Energy Co., 7.125%, 5/1/2017	25,000	24,813
Delta Petroleum Corp., 7.0%, 4/1/2015	75,000	66,750
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	10,000	9,825
8.375%, 5/1/2016	60,000	59,400
Energy Partners Ltd., 9.75%, 4/15/2014	25,000	20,625
Frontier Oil Corp., 6.625%, 10/1/2011	25,000	24,688
Kinder Morgan Energy Partners LP, 6.0%, 2/1/2017	381,000	379,159
Mariner Energy, Inc.:
7.5%, 4/15/2013	30,000	28,800
8.0%, 5/15/2017	20,000	19,100
OPTI Canada, Inc.:
7.875%, 12/15/2014	40,000	39,100
8.25%, 12/15/2014	30,000	29,700
Plains Exploration & Production Co., 7.0%, 3/15/2017	15,000	14,400
Quicksilver Resources, Inc., 7.125%, 4/1/2016	75,000	72,375
Sabine Pass LNG LP, 7.5%, 11/30/2016	110,000	106,150
Southern Natural Gas Co., 144A, 5.9%, 4/1/2017	895,000	874,890
Stone Energy Corp., 6.75%, 12/15/2014	85,000	77,350
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	25,000	26,182
Whiting Petroleum Corp.:
7.0%, 2/1/2014	30,000	29,700
7.25%, 5/1/2012	50,000	49,375
7.25%, 5/1/2013	10,000	9,850
Williams Companies, Inc.:
8.125%, 3/15/2012	100,000	109,250
8.75%, 3/15/2032	135,000	155,925
Williams Partners LP, 7.25%, 2/1/2017	25,000	25,125

		2,581,357
Financials 3.1%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	75,000	64,875
Ashton Woods USA LLC, 9.5%, 10/1/2015	70,000	37,450
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	15,000	11,250
Caterpillar Financial Services Corp., 5.45%, 4/15/2018	1,500,000	1,525,968
Citigroup, Inc., 6.875%, 3/5/2038	1,000,000	999,293
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	405,000	453,600
Daimler Finance North America LLC, Series E, 3.769% **, 10/31/2008	389,000	387,869
E*TRADE Financial Corp.:
7.375%, 9/15/2013	25,000	17,750
7.875%, 12/1/2015	55,000	39,050
Erac USA Finance Co.:
144A, 6.375%, 10/15/2017	500,000	446,742
144A, 7.0%, 10/15/2037	750,000	616,552
FIA Card Services NA, 7.125%, 11/15/2012	1,250,000	1,385,805
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	155,000	127,321
7.375%, 10/28/2009	380,000	346,231
7.875%, 6/15/2010	105,000	91,553

General Electric Capital Corp., Series A, 5.25%, 10/19/2012	1,250,000	1,298,901
GMAC LLC, 6.875%, 9/15/2011	410,000	313,799
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	55,000	56,513
9.75%, 4/1/2017	40,000	39,800
Hexion US Finance Corp., 9.75%, 11/15/2014	20,000	21,450
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	30,000	29,100
iPayment, Inc., 9.75%, 5/15/2014	25,000	22,188
Lehman Brothers Holdings, Inc., 5.625%, 1/24/2013	625,000	607,728
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	25,000	20,031
Morgan Stanley, Series F, 5.75%, 8/31/2012	1,250,000	1,272,630
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	95,000	76,000
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015	20,000	17,700
Popular North America, Inc., Series E, 3.875%, 10/1/2008	1,000,000	996,389
Regions Financial Corp., 7.375%, 12/10/2037	1,000,000	913,210
Residential Capital LLC:
3.49% **, 6/9/2008	30,000	23,700
6.37% **, 11/21/2008	235,000	159,800
8.125%, 11/21/2008	30,000	20,700
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	1,000,000	998,516
Tropicana Entertainment LLC, 9.625%, 12/15/2014	45,000	23,344
UCI Holdco, Inc., 10.3% **, 12/15/2013 (PIK)	37,370	32,512
Universal City Development Partners, 11.75%, 4/1/2010	135,000	138,712
Wells Fargo & Co., 4.375%, 1/31/2013	1,250,000	1,243,599

		14,877,631
Health Care 0.2%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	45,000	38,700
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015	45,000	45,788
Boston Scientific Corp., 6.0%, 6/15/2011	25,000	24,375
Community Health Systems, Inc., 8.875%, 7/15/2015	215,000	215,806
HCA, Inc.:
9.125%, 11/15/2014	45,000	46,350
9.25%, 11/15/2016	90,000	93,375
9.625%, 11/15/2016 (PIK)	45,000	46,688
HEALTHSOUTH Corp., 10.75%, 6/15/2016	20,000	21,000
IASIS Healthcare LLC, 8.75%, 6/15/2014	30,000	29,850
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	25,000	24,875
Sun Healthcare Group, Inc., 9.125%, 4/15/2015	25,000	24,125
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	30,000	23,100
The Cooper Companies, Inc., 7.125%, 2/15/2015	45,000	42,750
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	25,000	19,125
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	75,000	72,187

		768,094
Industrials 1.3%
Actuant Corp., 144A, 6.875%, 6/15/2017	20,000	19,750
Allied Security Escrow Corp., 11.375%, 7/15/2011	35,000	30,100
American Color Graphics, Inc., 10.0%, 6/15/2010	140,000	61,775
American Color Graphics, Inc., 144A, Promissory Note due 6/15/2008 (c)	8,400	3,707
ARAMARK Corp., 6.739% **, 2/1/2015	35,000	30,887
Baldor Electric Co., 8.625%, 2/15/2017	25,000	24,750
Belden, Inc., 7.0%, 3/15/2017	25,000	24,125
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	250,000	227,500
Building Materials Corp. of America, 7.75%, 8/1/2014	35,000	25,200
Cenveo Corp., 7.875%, 12/1/2013	35,000	28,350

Congoleum Corp., 8.625%, 8/1/2008*	190,000	142,500
DRS Technologies, Inc.:
6.625%, 2/1/2016	15,000	14,663
6.875%, 11/1/2013	75,000	73,500
7.625%, 2/1/2018	90,000	90,000
Education Management LLC, 8.75%, 6/1/2014	25,000	21,125
Esco Corp., 144A, 8.625%, 12/15/2013	55,000	53,350
General Cable Corp., 7.125%, 4/1/2017	15,000	14,325
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	75,000	60,750
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	20,000	18,300
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	25,000	18,375
Honeywell International, Inc., 4.25%, 3/1/2013	1,250,000	1,262,655
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	35,000	23,625
8.875%, 4/1/2012	90,000	49,950
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	40,000	36,900
9.375%, 5/1/2012	70,000	72,275
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	20,000	20,300
9.5%, 10/1/2008	175,000	177,406
Lockheed Martin Corp., 4.121%, 3/14/2013	1,500,000	1,502,154
Mobile Services Group, Inc., 9.75%, 8/1/2014	50,000	46,750
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	40,000	39,850
Panolam Industries International, Inc., 10.75%, 10/1/2013	45,000	34,875
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	100,000	62,500
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	9,000	9,540
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	20,000	18,700
Titan International, Inc., 8.0%, 1/15/2012	85,000	83,300
TransDigm, Inc., 7.75%, 7/15/2014	45,000	45,000
U.S. Concrete, Inc., 8.375%, 4/1/2014	30,000	23,550
Union Pacific Corp., 5.7%, 8/15/2018	1,250,000	1,242,765
United Rentals North America, Inc.:
6.5%, 2/15/2012	15,000	13,575
7.0%, 2/15/2014	80,000	62,800
Xerox Capital Trust I, 8.0%, 2/1/2027	15,000	14,807

		5,826,309
Information Technology 0.7%
Alion Science & Technology Corp., 10.25%, 2/1/2015	20,000	11,300
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	60,000	46,950
Hewlett-Packard Co., 4.5%, 3/1/2013	2,500,000	2,536,222
L-3 Communications Corp.:
5.875%, 1/15/2015	90,000	86,175
Series B, 6.375%, 10/15/2015	40,000	39,100
Lucent Technologies, Inc., 6.45%, 3/15/2029	90,000	64,350
MasTec, Inc., 7.625%, 2/1/2017	100,000	87,000
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	50,000	47,625
SunGard Data Systems, Inc., 10.25%, 8/15/2015	60,000	60,300
Tyco Electronics Group SA, 144A, 6.55%, 10/1/2017	500,000	524,107
Vangent, Inc., 9.625%, 2/15/2015	15,000	12,038

		3,515,167
Materials 0.5%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	15,000	14,438
ARCO Chemical Co., 9.8%, 2/1/2020	675,000	567,000
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	45,000	30,713

Cascades, Inc., 7.25%, 2/15/2013	67,000	59,127
Chemtura Corp., 6.875%, 6/1/2016	45,000	40,050
CPG International I, Inc., 10.5%, 7/1/2013	55,000	46,200
Exopack Holding Corp., 11.25%, 2/1/2014	90,000	82,350
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	40,000	42,450
GEO Specialty Chemicals, Inc., 144A, 10.698% **, 12/31/2009 (d)	491,000	367,636
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017	20,000	18,500
Hexcel Corp., 6.75%, 2/1/2015	110,000	106,425
Huntsman LLC, 11.625%, 10/15/2010	382,000	403,965
Innophos, Inc., 8.875%, 8/15/2014	10,000	9,700
Smurfit-Stone Container Enterprise, Inc., 8.25%, 10/1/2012	40,000	36,050
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	70,000	60,725
Metals USA Holdings Corp., 10.83% **, 7/1/2012 (PIK)	105,000	78,225
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	15,000	10,125
Momentive Performance Materials, Inc., 9.75%, 12/1/2014	35,000	31,412
Mueller Water Products, Inc., 7.375%, 6/1/2017	15,000	12,938
NewMarket Corp., 7.125%, 12/15/2016	65,000	63,375
Radnor Holdings Corp., 11.0%, 3/15/2010*	40,000	50
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017	50,000	42,000
8.375%, 7/1/2012	25,000	22,625
Steel Dynamics, Inc.:
6.75%, 4/1/2015	40,000	39,200
144A, 7.375%, 11/1/2012	10,000	10,100
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	60,000	59,175
The Mosaic Co., 144A, 7.625%, 12/1/2014	45,000	48,150
Witco Corp., 6.875%, 2/1/2026	60,000	40,200
Wolverine Tube, Inc., 10.5%, 4/1/2009	130,000	116,350

		2,459,254
Telecommunication Services 0.9%
AT&T, Inc., 6.3%, 1/15/2038	375,000	362,597
BCM Ireland Preferred Equity Ltd., 144A, 11.355% **, 2/15/2017 (PIK) EUR	83,935	88,186
Centennial Communications Corp.:
10.0%, 1/1/2013	55,000	51,150
10.125%, 6/15/2013	20,000	19,750
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	50,000	49,125
8.375%, 1/15/2014	30,000	28,125
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014	55,000	52,112
Embarq Corp., 7.995%, 6/1/2036	750,000	684,943
Embratel, Series B, 11.0%, 12/15/2008	34,000	35,530
Intelsat Corp., 9.0%, 6/15/2016	15,000	15,112
Intelsat Jackson Holdings Ltd.:
9.25%, 6/15/2016	15,000	15,113
11.25%, 6/15/2016	45,000	45,619
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013	50,000	50,375
iPCS, Inc., 5.364% **, 5/1/2013	15,000	11,550
MetroPCS Wireless, Inc., 9.25%, 11/1/2014	60,000	55,200
Nortel Networks Ltd., 8.508% **, 7/15/2011	50,000	42,875
Qwest Corp., 7.25%, 9/15/2025	10,000	8,700
Rural Cellular Corp., 9.875%, 2/1/2010	45,000	46,237
Stratos Global Corp., 9.875%, 2/15/2013	15,000	15,244
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013	100,000	104,125
Telefonica Emisiones SAU, 6.221%, 7/3/2017	1,250,000	1,257,794
US Unwired, Inc., Series B, 10.0%, 6/15/2012	60,000	55,650

Verizon Communications, Inc., 4.35%, 2/15/2013	1,250,000	1,224,826
Virgin Media Finance PLC:
8.75%, 4/15/2014 EUR	45,000	61,098
8.75%, 4/15/2014	65,000	58,337
West Corp., 9.5%, 10/15/2014	30,000	26,850

		4,466,223
Utilities 0.8%
AES Corp.:
8.0%, 10/15/2017	55,000	55,687
144A, 8.75%, 5/15/2013	162,000	168,480
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	210,000	226,800
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010	1,000,000	1,023,148
Appalachian Power Co., 7.0%, 4/1/2038	750,000	734,995
CMS Energy Corp., 8.5%, 4/15/2011	125,000	132,771
DPL, Inc., 6.875%, 9/1/2011	500,000	533,588
Edison Mission Energy, 7.0%, 5/15/2017	45,000	44,775
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017	80,000	80,800
Mirant Americas Generation LLC, 8.3%, 5/1/2011	45,000	45,900
Mirant North America LLC, 7.375%, 12/31/2013	20,000	20,200
NRG Energy, Inc.:
7.25%, 2/1/2014	250,000	246,872
7.375%, 2/1/2016	485,000	475,300
Regency Energy Partners LP, 8.375%, 12/15/2013	36,000	36,720
Reliant Energy, Inc., 7.875%, 6/15/2017	50,000	49,750
Sierra Pacific Resources:
6.75%, 8/15/2017	60,000	57,861
8.625%, 3/15/2014	13,000	13,651
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015	120,000	119,550

		4,066,848

Total Corporate Bonds (Cost $47,819,788)		46,278,359
Asset Backed 0.7%
Automobile Receivables 0.2%
Capital Auto Receivables Asset Trust, "B", Series 2006-1, 5.26%, 10/15/2010	566,000	575,887
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012	379,000	375,113

		951,000
Home Equity Loans 0.5%
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	689,000	663,370
Credit-Based Asset Servicing and Securitization, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	1,613,000	1,557,663

		2,221,033

Total Asset Backed (Cost $3,246,785)		3,172,033
Mortgage-Backed Securities Pass-Throughs 4.2%
Federal Home Loan Mortgage Corp., 6.0%, with various maturities from 8/1/2035 until 3/1/2038	6,637,234	6,807,512
Federal National Mortgage Association:
4.5%, with various maturities from 11/1/2028 until 9/1/2035	2,356,266	2,280,654
5.5%, 12/1/2034 (i)	8,000,000	8,074,375
6.0%, 1/1/2024	129,259	133,530
6.5%, 1/1/2038, with various maturities from 5/1/2017 until 1/1/2038	2,923,364	3,030,483
8.0%, 9/1/2015	143,022	155,076

Total Mortgage-Backed Securities Pass-Throughs (Cost $20,378,611)		20,481,630

Commercial and Non-Agency Mortgage-Backed Securities 10.4%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.415% **, 1/25/2036	1,000,000	759,694
Banc of America Mortgage Securities, "2A6", Series 2004-G, 4.657% **, 8/25/2034	2,275,000	2,313,241
Bear Stearns Adjustable Rate Mortgage Trust:
"13A2", Series 2004-1, 4.27% **, 4/25/2034	2,411,063	2,275,353
"12A5", Series 2004-1, 4.375% **, 4/25/2034	1,801,383	1,626,727
Citigroup Mortgage Loan Trust, Inc.:
"1A1A", Series 2007-AR5, 5.618% **, 4/25/2037	1,787,019	1,433,310
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	277,742	287,637
Countrywide Alternative Loan Trust:
"3A11", Series 2005-20CB, 3.195% **, 7/25/2035	1,585,875	1,551,788
"A1", Series 2004-1T1, 5.0%, 2/25/2034	442,671	425,433
"1A5", Series 2003-J1, 5.25%, 10/25/2033	429,014	427,221
"4A3", Series 2005-43, 5.714% **, 10/25/2035	681,034	449,652
"A1", Series 2004-35T2, 6.0%, 2/25/2035	482,795	463,163
"3A5", Series 2005-28CB, 6.0%, 8/25/2035	2,060,097	1,975,994
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	1,147,195	1,106,852
Countrywide Home Loans, "A6", Series 2003-57, 5.5%, 1/25/2034	85,661	85,779
First Horizon Alternative Mortgage Securities, "1A7", Series 2006-FA8, 6.0%, 2/25/2037	1,937,500	1,740,341
First Horizon Mortgage Pass-Through Trust, "1A15", Series 2006-2, 6.0%, 8/25/2036	2,716,826	2,623,301
GS Mortgage Securities Corp. II, "AAB", Series 2006-GG8, 5.535%, 11/10/2039	1,800,000	1,784,161
JPMorgan Alternative Loan Trust, "2A4", Series 2006-S1, 5.5%, 2/25/2021	2,503,235	2,424,959
JPMorgan Chase Commercial Mortgage Securities Corp., "ASB", Series 2007-CB20, 5.688%, 2/12/2051	3,750,000	3,728,289
LB-UBS Commercial Mortgage Trust, "A2", Series 2005-C2, 4.821%, 4/15/2030	132,062	131,119
Master Adjustable Rate Mortgages Trust, "2A1", Series 2007-1, 5.975% **, 11/25/2036	2,823,682	2,685,284
Master Alternative Loans Trust, "5A1", Series 2005-1, 5.5%, 1/25/2020	7,164	6,999
MLCC Mortgage Investors, Inc., "2A", Series 2005-2, 4.25% **, 10/25/2035	2,920,160	2,816,738
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	900,000	636,015
"1A1", Series 2005-17, 5.71% **, 8/25/2035	1,149,715	1,053,318
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	139,525	117,157
Wachovia Bank Commercial Mortgage Trust:
"APB", Series 2006-C23, 5.446%, 1/15/2045	2,100,000	2,045,360
"APB", Series 2007-C34, 5.617%, 5/15/2046	2,875,000	2,847,507
Wachovia Mortgage Loan Trust LLC, "1A1", Series 2006-A, 5.465% **, 5/20/2036	2,683,896	1,876,250
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A6", Series 2004-AR4, 3.796% **, 6/25/2034	190,000	189,759
"A6", Series 2003-AR10, 4.054% **, 10/25/2033	1,620,000	1,617,248
"1A6", Series 2005-AR12, 4.833% **, 10/25/2035	1,880,000	1,699,294
"1A3", Series 2005-AR16, 5.101% **, 12/25/2035	1,005,000	904,453
Wells Fargo Mortgage Backed Securities Trust:
"A1", Series 2005-6, 5.25%, 8/25/2035	2,267,541	2,161,863
"1A1", Series 2006-AR12, 6.023% **, 9/25/2036	2,054,609	1,967,644

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $53,507,631)		50,238,903
Collateralized Mortgage Obligations 1.6%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	672,796	682,857
Federal Home Loan Mortgage Corp.:
"OS", Series 3102, Principal Only, Zero Coupon, 1/15/2036	4,839,180	4,037,243
"H", Series 2278, 6.5%, 1/15/2031	22,609	23,448
Government National Mortgage Association:
"CK", Series 2007-31, 5.0%, 5/16/2037	3,000,000	2,972,781

Total Collateralized Mortgage Obligations (Cost $7,109,813)		7,716,329
Senior Loans** 0.3%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 4.236%, 4/2/2014	15,761	14,283

Aleris International, Inc., Term Loan B, LIBOR plus 2.375%, 4.861%, 12/14/2013	59,699	49,806
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 5.736%, 4/11/2015	5,500	5,360
Term Loan B, LIBOR plus 3.25%, 5.736%, 4/11/2015	44,000	42,880
Buffets, Inc.:
Letter of Credit, 4.73%, 5/1/2013	27,012	14,965
Term Loan B, 9.574%, 1/13/2011	202,418	112,139
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 5.986%, 10/10/2014	249,375	226,799
Term Loan B3, LIBOR plus 3.5%, 5.986%, 10/10/2014	164,588	149,501
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.736%, 9/16/2013	14,962	12,344
Golden Nugget, 5.81%, 6/16/2014	35,000	25,900
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 4.486%, 3/26/2014	1,959	1,839
Term Loan B, LIBOR plus 2.0%, 4.486%, 3/26/2014	22,359	20,980
HCA, Inc., Term Loan A1, 6.33%, 11/18/2012	91,363	83,381
IASIS Healthcare LLC, 8.494%, 6/15/2014	75,792	62,150
Local TV On Satellite LLC, Term Loan B, LIBOR plus 2.25%, 4.736%, 5/7/2013	14,850	12,548
Longview Power LLC:
Demand Draw, 4.938%, 4/1/2014	26,667	23,267
Letter of Credit, 5.0%, 4/1/2014	13,333	11,633
Term Loan B, 5.0%, 4/1/2014	25,000	21,812
Rail America, Inc. 5.32%, 10/2/2008	45,000	43,087
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 4.736%, 9/30/2014	23,027	18,981
Symbion, Inc.:
Term Loan A, 6.494%, 8/23/2013	33,793	28,555
Term Loan B, 6.494%, 8/23/2014	33,793	28,555
Telesat Canada, Inc.:
Term Loan B, LIBOR plus 3.0%, 5.486%, 10/31/2014	56,819	52,877
8.09%, 9/1/2014	18,898	17,587
9.0%, 10/31/2008	225,000	185,625
Tribune Co., Term Loan B, 5.542%, 5/24/2014	49,402	33,408

Total Senior Loans (Cost $1,532,583)		1,300,262
Government & Agency Obligations 7.6%
US Government Sponsored Agencies 2.6%
Federal Home Loan Mortgage Corp.:
5.125%, 11/17/2017 (e)	2,500,000	2,687,612
5.5%, 8/20/2012	4,000,000	4,384,424
Federal National Mortgage Association:
4.875%, 5/18/2012	2,500,000	2,675,438
6.25%, 2/1/2011	2,500,000	2,689,347

		12,436,821
US Treasury Obligations 5.0%
US Treasury Bills:
1.51% ***, 4/17/2008 (f)	177,000	176,906
1.71% ***, 4/17/2008 (f)	12,000	11,994
1.9% ***, 4/17/2008 (f)	21,000	20,989
1.932% ***, 4/17/2008 (f)	1,000	999
2.055% ***, 4/17/2008 f)	12,000	11,993
2.1% ***, 4/17/2008 (f)	339,000	338,819
2.153% ***, 4/17/2008 (f)	1,000	999
2.17% ***, 4/17/2008 (f)	16,000	15,992
2.18% ***, 4/17/2008 (f)	57,000	56,970
2.29% ***, 4/17/2008 (f)	37,000	36,980

	2.3% ***, 4/17/2008 (f)					10,000	9,995
	2.83% ***, 4/17/2008 (f)					73,000	72,961
	3.03% ***, 4/17/2008 (f)					7,693,000	7,688,900
US Treasury Bond, 6.0%, 2/15/2026 (e)						4,000,000	4,845,000
US Treasury Notes:
	4.5%, 5/15/2017					9,000,000	9,780,471
	4.625%, 7/31/2012					1,000,000	1,093,125

							24,163,093

Total Government & Agency Obligations (Cost $36,248,270)							36,599,914
						Units	Value ($)

	Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $116,080)						170,000	135,575
						Shares	Value ($)

	Securities Lending Collateral 1.4%
Daily Assets Fund Institutional, 3.25% (g) (h) (Cost $6,527,500)						6,527,500	6,527,500
	Cash Equivalents 10.2%
Cash Management QP Trust, 2.84% (g) (Cost $49,087,230)						49,087,230	49,087,230
						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $489,482,106) †						103.6	499,514,039
Other Assets and Liabilities, Net						(3.5)	(17,398,495)

Net Assets						100.0	482,115,544

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Securities	Coupon	Maturity	Principal Amount		Acquisition	Value ($)
			Date			Cost ($)
	Congoleum Corp.	8.625%	8/1/2008	190,000	USD	190,156	142,500
	Quebecor World, Inc.	9.75%	1/15/2015	25,000	USD	25,000	12,000
	Radnor Holdings Corp.	11.00%	3/15/2010	40,000	USD	25,775	50
						240,931	154,550
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2008.

***	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $491,941,603. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $7,574,358. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,129,079 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,554,721.

(a)	Principal amount is stated in US dollars unless otherwise noted.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 6/15/2008. This security is deemed to be non-income producing.
(d)	Security has a deferred interest payment of $15,343 from April 1, 2006.

(e)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $6,321,360 which is 1.3% of net assets.
(f)	At March 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
(i)	Mortgage dollar rolls included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
RNC: Riparmio Non-Convertible (Non-Convertible Savings Shares)

At March 31, 2008, the Portfolio had unfunded loan commitments of $9,684 which could be extended at the option of the borrower, pursuant to the following loan agreement:
	Unfunded Loan		Unrealized
Borrower	Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015	5,486	5,360	(126)
Telesat Canada, Inc., Term Loan B, 10/31/2014	4,198	3,986	(212)
Total	9,684	9,346	(338)

At March 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bonds	6/19/2008	96	10,804,599	11,202,572	397,973
DJ Euro Stoxx 50 Index	6/20/2008	2	107,711	112,060	4,349
EOE Dutch Stock Index	4/18/2008	46	6,080,485	6,417,645	337,160
Hang Seng Stock Index	4/29/2008	16	2,293,430	2,326,200	32,770
IBEX 35 Index	4/18/2008	3	606,986	626,842	19,856
Nikkei 225 CME Index	6/12/2008	1	62,155	63,525	1,370
Russell 2000 Index	6/18/2008	1	339,030	345,000	5,970
Russell E Mini 2000 Index	6/20/2008	9	610,128	621,000	10,872
S&P 500 Index	6/19/2008	50	16,286,388	16,550,000	263,612

S&P Mini 500 Index	6/20/2008	5	328,775	331,000	2,225
S&P/ TSE 60 Index	6/19/2008	16	2,435,649	2,449,764	14,115
SPI 200 Equity Index	6/19/2008	1	117,326	123,285	5,959
United Kingdom Treasury Bond	6/26/2008	302	65,020,302	66,709,271	1,688,969
10 Year US Treasury Note	6/19/2008	177	20,255,976	21,054,703	798,727
2 Year US Treasury Note	6/30/2008	189	40,379,543	40,570,031	190,488
5 Year US Treasury Note	6/30/2008	50	5,682,183	5,711,719	29,536
Total unrealized appreciation					3,803,951

At March 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	6/16/2008	131	11,855,041	11,918,799	(63,758)
CAC 40 10 Euro Index	4/18/2008	61	4,312,445	4,538,792	(226,347)
DAX Index	6/20/2008	2	496,665	520,632	(23,967)
DJ Euro Stoxx 50 Index	6/20/2008	22	1,178,382	1,232,655	(54,273)
FTSE 100 Index	6/20/2008	7	766,077	793,057	(26,980)
2 Year Federal Republic of Germany Bond	6/6/2008	357	59,051,850	58,900,409	151,441
10 Year Federal Republic of Germany Bond	6/6/2008	150	27,231,704	27,465,493	(233,789)
10 Year Japan Government Bond	6/11/2008	33	46,128,885	46,520,465	(391,580)
S&P/MIB Index	6/20/2008	7	1,667,490	1,693,161	(25,671)
SPI 200 Index	6/19/2008	7	824,654	862,995	(38,341)
TOPIX Index	6/13/2008	79	9,802,958	9,633,276	169,682
Total net unrealized depreciation					(763,583)

At March 31, 2008, open credit default swap contracts sold were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Portfolio	Underlying Debt Obligation	Net Unrealized Appreciation/ (Depreciation) ($)
10/3/2007 12/20/2008	75,000[1]	Fixed — 3.2%	General Motors Corp. 7.125%, 7/15/2013	(2,480)
10/4/2007 12/20/2008	80,000[2]	Fixed — 2.6%	General Motors Corp. 7.125%, 7/15/2013	(2,979)
10/20/2007 12/20/2008	150,000[3]	Fixed — 3.06%	General Motors Corp. 7.125%, 7/15/2013	(5,106)
10/9/2007 12/20/2008	75,000[4]	Fixed — 3.1%	Ford Motor Co. 6.5%, 8/1/2018	(2,425)
10/5/2007 12/20/2008	45,000[1]	Fixed — 3.15%	Ford Motor Co. 6.5%, 8/1/2018	(1,439)
10/20/2007 12/20/2008	150,000[3]	Fixed — 3.05%	Ford Motor Co. 6.5%, 8/1/2018	(4,903)
12/15/2007 12/20/2008	70,000[3]	Fixed — 2.9%	Tenet Healthcare Corp., 7.375%, 2/1/2013	(397)
1/28/2008 3/20/2009	35,000[3]	Fixed — 2.65%	HCA, Inc., 7.7%, 3/20/2009	(997)
2/19/2008 3/20/2009	35,000[5]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	324
2/26/2008 3/20/2009	25,000[5]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	212
10/23/2007 12/20/2009	85,000[6]	Fixed — 4.65%	Ford Motor Co. 6.5%, 8/1/2018	(7,237)
12/13/2007 12/20/2009	25,000[5]	Fixed — 5.05%	Ford Motor Co. 6.5%, 8/1/2018	(1,632)
1/29/2008 3/20/2013	20,000[3]	Fixed — 3.0%	HCA, Inc., 7.7%, 3/20/2009	(322)
3/17/2008 3/20/2013	1,500,000[4]	Fixed — 1.07%	Sara Lee Corp., 6.125%, 11/1/2032	(16,713)
Total net unrealized depreciation				(46,093)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citigroup Global Markets, Inc.
3	Lehman Brothers, Inc.
4	Goldman Sachs & Co.
5	Merrill Lynch Pierce, Fenner & Smith, Inc.
6	Morgan Stanley Co., Inc.

As of March 31, 2008, the Portfolio had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US $)
USD	3,334,511	DKK	16,039,000	6/18/2008	48,409
USD	4,678,662	EUR	3,014,000	6/18/2008	62,751
USD	503,410	HKD	3,912,000	6/18/2008	279
USD	43,766,781	SGD	60,150,000	6/18/2008	69,535
Total unrealized appreciation					180,974

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation (US $)
EUR	83,000	USD	125,914	4/7/2008	(5,090)
USD	9,945,685	AUD	10,750,000	6/18/2008	(225,968)
USD	3,490,633	CAD	3,447,000	6/18/2008	(137,716)
CHF	16,583,000	USD	16,435,084	6/18/2008	(262,797)
USD	6,022,477	GBP	2,982,000	6/18/2008	(140,894)
JPY	1,260,822,000	USD	12,611,688	6/18/2008	(93,431)
USD	12,957,271	NOK	66,349,000	6/18/2008	(20,237)
USD	2,942,555	NZD	3,699,000	6/18/2008	(73,421)
SEK	4,032,000	USD	661,399	6/18/2008	(14,200)
Total unrealized depreciation					(973,754)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 289,192,245	$ 3,040,368
Level 2 - Other Significant	210,313,928	(839,211)
Observable Inputs
Level 3 - Significant	7,866	-
Unobservable Inputs
Total	$ 499,514,039	$ 2,201,157

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, forward foreign currency exchange contracts, unfunded loan commitments and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the Fund’s assets in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2008:

Investments in Securities at Market Value
Balance as of January 1, 2008	$ -
Total realized gains or losses	-
Change in unrealized appreciation (depreciation)	(534)
Net purchases (sales)	8,400
Net transfers in (out) of Level 3	-
Balance as of March 31, 2008	$ 7,866

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Blue Chip VIP

	Shares	Value ($)

Common Stocks 97.4%
Consumer Discretionary 10.6%
Auto Components 0.8%
Autoliv, Inc.	11,100	557,220
Cooper Tire & Rubber Co.	13,200	197,604
Johnson Controls, Inc.	10,800	365,040
Lear Corp.*	21,000	544,110

		1,663,974
Diversified Consumer Services 0.1%
Capella Education Co.*	1,100	60,060
DeVry, Inc.	3,100	129,704

		189,764
Hotels Restaurants & Leisure 2.1%
McDonald's Corp.	34,400	1,918,488
Royal Caribbean Cruises Ltd. (a)	6,100	200,690
Yum! Brands, Inc.	63,800	2,373,998

		4,493,176
Household Durables 0.7%
D.R. Horton, Inc.	24,100	379,575
Leggett & Platt, Inc.	27,100	413,275
NVR, Inc.*	800	478,000
Sony Corp. (ADR)	3,900	156,273

		1,427,123
Leisure Equipment & Products 0.1%
Hasbro, Inc.	9,400	262,260
Media 3.1%
Comcast Corp. "A"*	81,100	1,568,474
DISH Network Corp. "A"*	29,000	833,170
Liberty Global, Inc. "A"*	12,700	432,816
Morningstar, Inc.*	1,600	98,160
Scholastic Corp.*	4,200	127,134
Shaw Communications, Inc. "B"	2,900	52,722
The DIRECTV Group, Inc.*	123,200	3,054,128
Time Warner, Inc.	17,000	238,340

		6,404,944
Multiline Retail 0.3%
Big Lots, Inc.*	16,300	363,490
Dollar Tree, Inc.*	11,900	328,321

		691,811
Specialty Retail 3.2%
AutoZone, Inc.*	12,900	1,468,407
Best Buy Co., Inc.	69,500	2,881,470
RadioShack Corp.	90,000	1,462,500
Rent-A-Center, Inc.*	9,300	170,655
TJX Companies, Inc.	21,300	704,391

		6,687,423

Textiles, Apparel & Luxury Goods 0.2%
Fossil, Inc.*	10,800	329,832
Consumer Staples 8.2%
Beverages 2.7%
Coca-Cola Enterprises, Inc.	34,700	839,740
Pepsi Bottling Group, Inc.	27,100	918,961
PepsiCo, Inc.	54,600	3,942,120

		5,700,821
Food & Staples Retailing 1.1%
Great Atlantic & Pacific Tea Co., Inc.*	1,800	47,196
Kroger Co.	90,300	2,293,620

		2,340,816
Food Products 0.3%
Fresh Del Monte Produce, Inc.*	16,700	607,880
Household Products 1.8%
Colgate-Palmolive Co.	47,100	3,669,561
Procter & Gamble Co.	1,800	126,126

		3,795,687
Personal Products 0.2%
Herbalife Ltd.	7,500	356,250
Tobacco 2.1%
Altria Group, Inc.	40,700	903,540
Loews Corp. - Carolina Group	19,700	1,429,235
Philip Morris International, Inc.*	40,700	2,058,606

		4,391,381
Energy 12.9%
Energy Equipment & Services 3.2%
ENSCO International, Inc.	29,700	1,859,814
Global Industries Ltd.*	37,900	609,811
Helmerich & Payne, Inc.	1,700	79,679
Noble Corp.	22,100	1,097,707
Superior Energy Services, Inc.*	3,000	118,860
Transocean, Inc.*	22,506	3,042,811

		6,808,682
Oil, Gas & Consumable Fuels 9.7%
Alpha Natural Resources, Inc.*	2,000	86,880
Chevron Corp.	59,300	5,061,848
ConocoPhillips	63,800	4,862,198
ExxonMobil Corp.	64,340	5,441,877
Frontier Oil Corp.	47,900	1,305,754
Frontline Ltd.	10,500	483,210
Marathon Oil Corp.	14,100	642,960
Petro-Canada	6,300	273,483
Royal Dutch Shell PLC "A" (ADR)	7,100	489,758
Sunoco, Inc.	30,700	1,610,829

		20,258,797
Financials 14.4%
Capital Markets 5.4%
Bank of New York Mellon Corp.	84,700	3,534,531
GFI Group, Inc.	4,600	263,580
Morgan Stanley	50,000	2,285,000

Northern Trust Corp.	7,800	518,466
optionsXpress Holdings, Inc.	2,900	60,059
State Street Corp.	13,100	1,034,900
The Goldman Sachs Group, Inc.	22,300	3,688,197

		11,384,733
Commercial Banks 0.7%
Cullen/Frost Bankers, Inc.	2,500	132,600
PNC Financial Services Group, Inc.	17,900	1,173,703
Susquehanna Bancshares, Inc.	5,400	109,998

		1,416,301
Diversified Financial Services 3.1%
Bank of America Corp.	83,000	3,146,530
Interactive Brokers Group, Inc. "A"*	5,000	128,350
JPMorgan Chase & Co.	73,600	3,161,120

		6,436,000
Insurance 5.1%
ACE Ltd.	38,400	2,114,304
Allied World Assurance Co. Holdings Ltd.	2,700	107,190
Berkshire Hathaway, Inc. "B"*	300	1,341,870
Endurance Specialty Holdings Ltd.	3,100	113,460
Hartford Financial Services Group, Inc.	8,500	644,045
MetLife, Inc.	53,300	3,211,858
PartnerRe Ltd.	8,000	610,400
The Travelers Companies, Inc.	26,300	1,258,455
Unum Group	5,200	114,452
W.R. Berkley Corp.	9,000	249,210
XL Capital Ltd. "A"	35,400	1,046,070

		10,811,314
Real Estate Investment Trusts 0.1%
ProLogis (REIT)	1,900	111,834
Health Care 13.5%
Biotechnology 2.4%
Gilead Sciences, Inc.*	69,100	3,560,723
Isis Pharmaceuticals, Inc.* (a)	16,500	232,815
OSI Pharmaceuticals, Inc.*	31,100	1,162,829

		4,956,367
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	15,600	901,992
Intuitive Surgical, Inc.*	4,500	1,459,575
Kinetic Concepts, Inc.*	13,700	633,351

		2,994,918
Health Care Providers & Services 5.0%
Aetna, Inc.	71,800	3,022,062
Express Scripts, Inc.*	14,200	913,344
Health Net, Inc.*	40,700	1,253,560
Humana, Inc.*	60,700	2,723,002
Kindred Healthcare, Inc.*	4,500	98,415
Medco Health Solutions, Inc.*	55,000	2,408,450

		10,418,833
Life Sciences Tools & Services 0.5%
Invitrogen Corp.*	12,600	1,076,922
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	144,300	3,073,590

Eli Lilly & Co.	25,800	1,331,022
Johnson & Johnson	6,300	408,681
Merck & Co., Inc.	33,000	1,252,350
Schering-Plough Corp.	97,600	1,406,416
Sepracor, Inc.*	70,000	1,366,400

		8,838,459
Industrials 12.7%
Aerospace & Defense 6.5%
Boeing Co.	53,400	3,971,358
Bombardier, Inc. "B"*	35,000	186,517
General Dynamics Corp.	8,600	716,982
Goodrich Corp.	2,100	120,771
Honeywell International, Inc.	66,900	3,774,498
Lockheed Martin Corp.	37,200	3,693,960
Northrop Grumman Corp.	15,700	1,221,617

		13,685,703
Airlines 0.7%
AMR Corp.* (a)	63,700	574,574
US Airways Group, Inc.*	93,100	829,521

		1,404,095
Commercial Services & Supplies 0.9%
Allied Waste Industries, Inc.*	61,400	663,734
Deluxe Corp.	3,400	65,314
IKON Office Solutions, Inc.	8,200	62,320
The Brink's Co.	7,600	510,568
United Stationers, Inc.*	11,500	548,550

		1,850,486
Construction & Engineering 1.2%
EMCOR Group, Inc.*	7,000	155,470
Fluor Corp.	9,500	1,341,020
Perini Corp.*	16,900	612,287
Shaw Group, Inc.*	8,800	414,832

		2,523,609
Electrical Equipment 0.1%
Emerson Electric Co.	1,100	56,606
GrafTech International Ltd.*	13,800	223,698

		280,304
Industrial Conglomerates 0.8%
General Electric Co.	47,900	1,772,779
Machinery 1.3%
AGCO Corp.*	1,700	101,796
Caterpillar, Inc.	32,700	2,560,083

		2,661,879
Road & Rail 1.2%
Ryder System, Inc.	41,600	2,533,856
Information Technology 15.1%
Communications Equipment 0.4%
Cisco Systems, Inc.*	37,000	891,330
Computers & Peripherals 4.1%
Apple, Inc.*	25,800	3,702,300
International Business Machines Corp.	14,900	1,715,586
Lexmark International, Inc. "A"*	24,400	749,568

QLogic Corp.*	5,900	90,565
Sun Microsystems, Inc.*	29,800	462,794
Western Digital Corp.*	69,300	1,873,872

		8,594,685
Electronic Equipment & Instruments 0.6%
Arrow Electronics, Inc.*	5,200	174,980
AU Optronics Corp. (ADR) (a)	34,000	584,460
Dolby Laboratories, Inc. "A"*	12,500	453,250
Tyco Electronics Ltd.	2,300	78,936

		1,291,626
Internet Software & Services 1.7%
eBay, Inc.*	32,100	957,864
Google, Inc. "A"*	4,500	1,982,115
Yahoo!, Inc.*	17,300	500,489

		3,440,468
IT Services 1.0%
Accenture Ltd. "A"	30,800	1,083,236
Computer Sciences Corp.*	24,400	995,276

		2,078,512
Semiconductors & Semiconductor Equipment 3.7%
Amkor Technology, Inc.*	91,700	981,190
Applied Materials, Inc.	147,000	2,867,970
NVIDIA Corp.*	53,200	1,052,828
Texas Instruments, Inc.	102,000	2,883,540

		7,785,528
Software 3.6%
Activision, Inc.*	7,500	204,825
Microsoft Corp.	230,100	6,530,238
Symantec Corp.*	44,200	734,604

		7,469,667
Materials 4.1%
Chemicals 2.7%
Celanese Corp. "A"	24,400	952,820
CF Industries Holdings, Inc.	17,000	1,761,540
Monsanto Co.	13,600	1,516,400
Terra Industries, Inc.*	41,300	1,467,389

		5,698,149
Containers & Packaging 0.7%
Greif, Inc. "A"	800	54,344
Owens-Illinois, Inc.*	23,000	1,297,890

		1,352,234
Metals & Mining 0.7%
AK Steel Holding Corp.	27,100	1,474,782
Allegheny Technologies, Inc.	1,100	78,496

		1,553,278
Telecommunication Services 4.3%
Diversified Telecommunication Services 4.1%
AT&T, Inc.	68,300	2,615,890
Embarq Corp.	40,700	1,632,070
Telus Corp.	3,000	130,644
Verizon Communications, Inc.	119,300	4,348,485

		8,727,089

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	4,500	176,715
Vimpel-Communications (ADR)	7,100	212,219

		388,934
Utilities 1.6%
Electric Utilities 0.2%
American Electric Power Co., Inc.	4,200	174,846
Edison International	900	44,118
Southern Co.	7,400	263,514

		482,478
Independent Power Producers & Energy Traders 0.6%
Constellation Energy Group, Inc.	13,300	1,173,991
Multi-Utilities 0.8%
Sempra Energy	31,500	1,678,320

Total Common Stocks (Cost $205,749,216)		204,175,302
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.4%
US Treasury Obligation
US Treasury Bill, 3.03%**, 4/17/2008 (b) (Cost $768,963)	770,000	769,590
	Shares	Value ($)

Securities Lending Collateral 0.8%
Daily Assets Fund Institutional, 3.25% (c) (d) (Cost $1,702,550)	1,702,550	1,702,550
Cash Equivalents 2.4%
Cash Management QP Trust, 2.84% (c) (Cost $5,083,222)	5,083,222	5,083,222
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $213,303,951) †	101.0	211,730,664
Other Assets and Liabilities, Net	(1.0)	(2,075,459)

Net Assets	100.0	209,655,205

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $215,178,488. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $3,447,824. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,010,128 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,457,952.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $1,655,852 which is 0.8% of net assets.
(b)	At March 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At March 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
S&P 500 Index	6/19/2008	18	5,917,802	5,958,000	40,198

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 210,961,074	$ 40,198
Level 2 - Other Significant	769,590	-
Observable Inputs
Level 3 - Significant	-	-
Unobservable Inputs
Total	$ 211,730,664	$ 40,198

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Conservative Allocation VIP

	Shares	Value ($)

Equity Funds 35.9%
DWS Blue Chip VIP "A"	2,799	29,413
DWS Capital Growth VIP "A"	20,483	391,439
DWS Davis Venture Value VIP "A"	73,552	841,431
DWS Dreman High Return Equity VIP "A"	2,410	24,849
DWS Dreman Small Mid Cap Value VIP "A"	27,900	299,368
DWS Global Opportunities VIP "A"	1,676	27,185
DWS Global Thematic VIP "A"	14,771	150,666
DWS Growth & Income VIP "A"	101,447	979,981
DWS Health Care VIP "A"	18,551	251,368
DWS International Select Equity VIP "A"	762	8,430
DWS International VIP "A"	67,910	924,933
DWS Janus Growth & Income VIP "A"	13,502	141,228
DWS Large Cap Value VIP "A"	116,233	1,515,681
DWS Mid Cap Growth VIP "A"	1,111	13,241
DWS RREEF Real Estate Securities VIP "A"	8,318	136,001
DWS Small Cap Growth VIP "A"	26,913	336,138
DWS Technology VIP "A"	25,573	227,344

Total Equity Funds (Cost $7,475,106)		6,298,696
Fixed Income – Bond Funds 45.6%
DWS Core Fixed Income VIP "A"	692,407	7,484,918
DWS Government & Agency Securities VIP "A"	442	5,345
DWS High Income VIP "A"	77,074	520,252

Total Fixed Income – Bond Funds (Cost $8,624,611)		8,010,515
Fixed Income – Money Market Fund 9.6%
Cash Management QP Trust (Cost $1,686,025)	1,686,025	1,686,025
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $17,785,742) †	91.1	15,995,236
Other Assets and Liabilities, Net	8.9	1,562,884

Net Assets	100.0	17,558,120

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $17,810,312. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $1,815,076. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,971 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,823,047.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 15,995,236
Level 2 - Other Significant	-
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 15,995,236

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Core Fixed Income VIP

	Principal Amount ($)	Value ($)

Corporate Bonds 17.5%
Consumer Discretionary 1.5%
Comcast Cable Holdings LLC:
9.875%, 6/15/2022	250,000	309,322
10.125%, 4/15/2022	363,000	454,682
Cox Enterprises, Inc., 144A, 4.375%, 5/1/2008	1,320,000	1,320,444
McDonald's Corp., Series I, 5.35%, 3/1/2018	650,000	657,943
Time Warner Entertainment Co. LP, 10.15%, 5/1/2012	460,000	524,227
Viacom, Inc., 6.75%, 10/5/2037	550,000	527,455

		3,794,073
Consumer Staples 1.5%
CVS Caremark Corp., 6.302%, 6/1/2037	1,949,000	1,787,280
Kroger Co., 6.4%, 8/15/2017	324,000	341,941
Miller Brewing Co., 144A, 5.5%, 8/15/2013	840,000	892,768
Tesco PLC, 144A, 6.15%, 11/15/2037	900,000	872,179

		3,894,168
Energy 0.6%
TransCanada PipeLines Ltd., 6.35%, 5/15/2067	825,000	729,204
Valero Energy Corp., 7.5%, 4/15/2032	610,000	635,034

		1,364,238
Financials 7.3%
Banco Mercantil del Norte SA, Series A, 144A, 6.862%, 10/13/2021	610,000	560,252
Caterpillar Financial Services Corp., 4.25%, 2/8/2013	665,000	664,144
Corp. Andina de Fomento:
5.75%, 1/12/2017	580,000	567,069
6.875%, 3/15/2012	210,000	225,831
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	400,000	353,620
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012	545,000	519,424
144A, 7.0%, 10/15/2037	1,285,000	1,056,360
144A, 8.0%, 1/15/2011	1,346,000	1,435,911
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	940,000	992,263
FPL Group Capital, Inc.:
6.65%, 6/15/2067	859,000	793,275
Series D, 7.3%, 9/1/2067	275,000	268,957
General Electric Capital Corp., 5.875%, 1/14/2038	200,000	192,772
Glen Meadow Pass-Through Trust, 144A, 6.505%, 2/12/2067	545,000	465,790
HSBC Finance Corp., 5.25%, 1/15/2014	390,000	386,442
International Lease Finance Corp., 6.375%, 3/25/2013	1,090,000	1,089,160
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033	1,010,000	743,703
PartnerRe Finance II, 6.44%, 12/1/2066	697,000	593,738
StanCorp. Financial Group, Inc., 6.9%, 5/29/2067	940,000	835,590
Standard Chartered PLC, 144A, 7.014%, 12/30/2049	900,000	783,518
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	1,035,000	1,033,464
The Travelers Companies, Inc., 6.25%, 3/15/2037	310,000	273,427
TNK-BP Finance SA:

Series 5, 144A, 7.5%, 3/13/2013	365,000	355,419
Series 6, 144A, 7.875%, 3/13/2018 (a)	320,000	295,600
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010	345,000	331,688
Wells Fargo & Co., 5.25%, 10/23/2012	400,000	414,830
Woori Bank, 144A, 6.208%, 5/2/2037	765,000	606,171
Xstrata Finance Canada Ltd.:
144A, 5.8%, 11/15/2016	940,000	907,827
144A, 6.9%, 11/15/2037	895,000	865,064
ZFS Finance USA Trust V, 144A, 6.5%, 5/9/2037	1,000,000	902,436

		18,513,745
Health Care 0.2%
Schering-Plough Corp., 6.55%, 9/15/2037	400,000	385,216
Industrials 0.6%
General Electric Co., 5.25%, 12/6/2017	815,000	813,875
President & Fellows of Harvard College, 5.625%, 10/1/2038	680,000	685,454

		1,499,329
Information Technology 0.7%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017	823,000	772,770
Computer Sciences Corp., 144A, 6.5%, 3/15/2018	325,000	330,198
Tyco Electronics Group SA, 144A, 6.0%, 10/1/2012	695,000	712,333

		1,815,301
Materials 0.7%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	1,295,000	1,291,610
Nucor Corp., 6.4%, 12/1/2037	535,000	539,928
United States Steel Corp., 5.65%, 6/1/2013	4,000	3,874

		1,835,412
Telecommunication Services 0.8%
British Telecommunications PLC, 8.125%, 12/15/2010	848,000	932,600
Qwest Corp., 7.625%, 6/15/2015	234,000	228,150
Verizon Communications, Inc., 4.35%, 2/15/2013	875,000	857,378

		2,018,128
Utilities 3.6%
Arizona Public Service Co., 6.875%, 8/1/2036	1,045,000	994,029
Commonwealth Edison Co., Series 98, 6.15%, 3/15/2012	980,000	1,022,836
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	560,000	512,136
7.5%, 6/30/2066	640,000	590,765
Entergy Mississippi, Inc., 5.92%, 2/1/2016	400,000	407,867
Integrys Energy Group, Inc., 6.11%, 12/1/2066	1,305,000	1,124,941
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	1,715,000	1,629,301
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	1,580,000	1,343,585
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	1,795,000	1,601,677

		9,227,137

Total Corporate Bonds (Cost $47,255,460)		44,346,747
Asset Backed 1.8%
Home Equity Loans
Countrywide Asset-Backed Certificates:
"A6", Series 2006-S6, 5.657%, 3/25/2034	1,840,000	1,512,250
"A6", Series 2006-15, 5.826%, 10/25/2046	640,000	558,015
"A1B", Series 2007-S1, 5.888%, 11/25/2036	906,665	863,837

"1AF6", Series 2006-11, 6.15%, 9/25/2046	1,830,000	1,656,667
Securitized Asset Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036	459,930	2,636

Total Asset Backed (Cost $5,668,821)		4,593,405
Mortgage Backed Securities Pass-Throughs 15.4%
Federal Home Loan Mortgage Corp., 6.0%, 12/1/2034	983,891	1,012,370
Federal National Mortgage Association:
4.5%, with various maturities from 5/1/2019 until 10/1/2033	7,713,796	7,632,707
5.0%, 2/1/2034	562,974	560,248
5.5%, with various maturities from 7/1/2024 until 7/1/2037	18,748,895	19,002,742
6.0%, 4/1/2024	1,341,211	1,385,534
6.31%, 6/1/2008	1,500,000	1,502,540
6.5%, with various maturities from 3/1/2017 until 4/1/2037	7,776,270	8,069,626
8.0%, 9/1/2015	25,762	27,933

Total Mortgage Backed Securities Pass-Throughs (Cost $38,320,411)		39,193,700
Commercial and Non-Agency Mortgage-Backed Securities 36.6%
Adjustable Rate Mortgage Trust:
"3A31", Series 2005-10, 5.414% *, 1/25/2036	1,265,000	961,012
"1A4", Series 2006-2, 5.758% *, 5/25/2036	1,705,000	1,394,277
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-1, 5.451%, 1/15/2049	1,335,000	1,297,473
"A2", Series 2007-2, 5.634%, 4/10/2049	820,000	806,464
"A2", Series 2007-3, 5.838% *, 6/10/2049	660,000	652,743
"H", Series 2007-3, 144A, 5.838% *, 6/10/2049	1,050,000	530,360
"AM", Series 2007-4, 6.003% *, 2/10/2051	545,000	500,430
Banc of America Mortgage Securities, Inc., "1A20", Series 2005-3, 5.5%, 4/25/2035	1,840,000	1,828,514
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% *, 2/25/2036	2,649,339	2,502,582
"2A1", Series 2006-4, 5.795% *, 10/25/2036	1,416,941	1,274,139
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.282% *, 12/25/2035	2,399,019	2,227,215
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-8, 5.5%, 10/25/2034	976,465	938,112
Citigroup Commercial Mortgage Trust, "ASB", Series 2006-C5, 5.413%, 10/15/2049	1,390,000	1,378,065
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR1, 4.7% *, 3/25/2036	1,223,353	1,155,520
"1A1", Series 2006-AR1, 4.9% *, 10/25/2035	392,351	374,279
"1A2", Series 2006-AR2, 5.527% *, 3/25/2036	1,920,496	1,841,456
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	963,807	998,143
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A4", Series 2005-CD1, 5.4% *, 7/15/2044	900,000	898,405
"F", Series 2007-CD4, 5.555%, 12/11/2049	960,000	563,155
Countrywide Alternative Loan Trust:
"A2", Series 2003-6T2, 5.0%, 6/25/2033	108,074	108,092
"A2", Series 2003-21T1, 5.25%, 12/25/2033	971,017	922,390
"A6", Series 2004-14T2, 5.5%, 8/25/2034	879,952	850,681
"7A1", Series 2004-J2, 6.0%, 12/25/2033	230,229	234,689
"1A1", Series 2004-J1, 6.0%, 2/25/2034	146,848	136,870
GE Capital Commercial Mortgage Corp., "AJ", Series 2007-C1, 5.677%, 12/10/2049	2,090,000	1,608,881
Greenwich Capital Commercial Funding Corp.:
"A4", Series 2007-GG9, 5.444%, 3/10/2039	1,800,000	1,751,305
"AM", Series 2007-GG9, 5.475%, 3/10/2039	600,000	538,335
"A4", Series 2007-GG11, 5.736%, 12/10/2049	775,000	765,050
GS Mortgage Securities Corp. II:
"A2", Series 2006-GG8, 5.479%, 11/10/2039	1,870,000	1,847,784
"A4", Series 2007-GG10, 5.993% *, 8/10/2045	1,975,000	1,971,855
"AM", Series 2007-GG10, 5.993% *, 8/10/2045	1,375,000	1,265,201

"C", Series 1998-C1, 6.91%, 10/18/2030	1,260,000	1,263,361
GSR Mortgage Loan Trust, "2A1", Series 2007-AR1, 5.999% *, 3/25/2037	2,550,801	2,426,014
IndyMac Inda Mortgage Loan Trust, "1A1", Series 2006-AR3, 5.343% *, 12/25/2036	1,807,163	1,703,643
IndyMac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.773% *, 1/25/2037	1,400,075	1,291,864

JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2007-LD12, 5.882%, 7/15/2017	650,000	648,156
"A2", Series 2007-LD11, 5.992% *, 6/15/2049	2,430,000	2,413,583
"ASB", Series 2007-LD11, 6.007% *, 6/15/2049	3,180,000	3,205,631
"H", Series 2007-LD11, 144A, 6.007% *, 6/15/2049	1,610,000	826,254
JPMorgan Mortgage Trust:
"6A1", Series 2007-A1, 4.777% *, 7/25/2035	1,634,275	1,526,430
"2A4L", Series 2006-A6, 5.562% *, 10/25/2036	1,840,000	1,486,889
"2A4", Series 2006-A2, 5.747% *, 4/25/2036	2,565,000	2,103,879
LB-UBS Commercial Mortgage Trust, "A2", Series 2006-C6, 5.262%, 9/15/2039	1,030,000	1,012,815
Lehman Mortgage Trust:
"3A3", Series 2006-1, 5.5%, 2/25/2036	1,708,450	1,697,928
"1A10", Series 2006-3, 6.0%, 7/25/2036	1,564,128	1,500,121
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	520,398	508,364
"5A1", Series 2005-2, 6.5%, 12/25/2034	144,138	139,183
"8A1", Series 2004-3, 7.0%, 4/25/2034	34,130	34,843
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	1,082,906	1,083,583
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	210,000	196,306
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.023% *, 6/12/2050	900,000	905,885
Morgan Stanley Capital I:
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	1,800,000	1,759,413
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	1,845,000	1,834,081
"AM", Series 2007-HQ12, 5.811% *, 4/12/2049	675,000	612,109
Residential Accredit Loans, Inc.:
"3A1", Series 2006-QS18, 5.75%, 12/25/2021	1,390,927	1,315,029
"CB", Series 2004-QS2, 5.75%, 2/25/2034	651,223	614,998
Residential Funding Mortgage Security I, "2A2", Series 2007-SA1, 5.619% *, 2/25/2037	2,317,401	2,194,018
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.778% *, 2/20/2047	2,393,340	2,270,347
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	1,485,000	1,049,425
"2A1", Series 2006-1, 5.621% *, 2/25/2036	1,258,161	953,400
"1A1", Series 2005-18, 5.653% *, 9/25/2035	1,077,953	843,718
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	673,802	565,783
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2007-C30, 5.246%, 12/15/2043	1,310,000	1,273,109
"AJ", Series 2007-C30, 5.413%, 12/15/2043	1,850,000	1,399,867
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.157% *, 10/20/2035	2,224,580	2,086,076
Washington Mutual Mortgage Pass-Through Certificates Trust:
"2A1", Series 2002-S8, 4.5%, 1/25/2018	32,221	32,193
"A1", Series 2003-S7, 4.5%, 8/25/2018	1,583,757	1,535,254
"1A3", Series 2005-AR16, 5.102% *, 12/25/2035	1,660,000	1,493,922
"1A1", Series 2007-HY4, 5.551% *, 4/25/2037	2,452,072	2,312,696
"1A1", Series 2006-AR16, 5.600% *, 12/25/2036	2,111,189	1,998,331
"1A1", Series 2007-HY2, 5.625% *, 12/25/2036	2,421,010	2,315,676
Wells Fargo Mortgage Backed Securities Trust:
"A4", Series 2005-AR14, 5.387% *, 8/25/2035	1,700,000	1,253,270
"A1", Series 2006-3, 5.5%, 3/25/2036	1,937,423	1,927,133
"2A5", Series 2006-AR1, 5.551% *, 3/25/2036	1,700,000	1,220,088

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $100,671,929)		92,958,145

Collateralized Mortgage Obligations 7.7%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	985,474	1,000,210
Federal Home Loan Mortgage Corp.:
"WB", Series 2590, 4.0%, 11/15/2027	1,089,646	1,090,978
"BJ", Series 2553, 4.5%, 3/15/2029	1,241,626	1,245,194
"LN", Series 3145, 4.5%, 10/15/2034	1,734,475	1,731,676
"PD", Series 2890, 5.0%, 3/15/2033	1,485,000	1,466,194
"OG", Series 2889, 5.0%, 5/15/2033	1,770,000	1,747,625
"PE", Series 2898, 5.0%, 5/15/2033	860,000	848,142
"XD", Series 2941, 5.0%, 5/15/2033	1,055,000	1,036,174
"BG", Series 2869, 5.0%, 7/15/2033	335,000	331,155
"KD", Series 2915, 5.0%, 9/15/2033	1,341,000	1,320,364
"AC", Series R007, 5.875%, 5/15/2016	1,229,604	1,249,251
"PE", Series 2165, 6.0%, 6/15/2029	1,470,505	1,519,895
Federal National Mortgage Association:
"QD", Series 2005-29, 5.0%, 8/25/2033	435,000	427,188
"HE", Series 2005-22, 5.0%, 10/25/2033	1,540,000	1,511,409
"PG", Series 2002-3, 5.5%, 2/25/2017	500,000	510,564
"PH", Series 1999-19, 6.0%, 5/25/2029	1,447,153	1,495,007
"Z", Series 2001-14, 6.0%, 5/25/2031	903,914	925,226

Total Collateralized Mortgage Obligations (Cost $19,246,822)		19,456,252
Municipal Bonds and Notes 1.3%
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	945,000	1,002,872
Menasha, WI, Anticipation Notes, Series B, 5.65%, 9/1/2009	1,310,000	1,323,951
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014 (b)	1,010,000	1,033,543

Total Municipal Bonds and Notes (Cost $3,233,744)		3,360,366
Government & Agency Obligations 15.7%
US Treasury Obligations
US Treasury Bond, 4.75%, 2/15/2037 (a)	9,703,000	10,436,032
US Treasury Notes:
2.5%, 3/31/2013	8,895,000	8,912,372
3.5%, 2/15/2018 (a)	4,317,000	4,341,956
4.75%, 5/31/2012 (a)	1,234,000	1,353,544
4.875%, 8/31/2008 (a)	14,510,000	14,714,040

Total Government & Agency Obligations (Cost $39,368,825)		39,757,944
Preferred Securities 2.3%
Axa, 144A, 6.379%, 12/14/2036 **	155,000	124,941
Bank of America Corp., 8.0%, 1/30/2018 **	335,000	335,402
Goldman Sachs Capital II, 5.793%, 6/1/2012 **	1,835,000	1,222,293
MUFG Capital Finance 1 Ltd., 6.346%, 7/25/2016 **	525,000	427,822
Oil Insurance Ltd., 144A, 7.558%, 6/30/2011 **	890,000	776,240
Royal Bank of Scotland Group PLC:
144A, 6.99%, 10/5/2017 **	630,000	534,807
Series U, 7.64%, 9/29/2017 **	600,000	516,714
Santander Perpetual SA, 144A, 6.671%, 10/24/2017 **	700,000	630,813
Stoneheath Re, 6.868%, 10/15/2011 **	250,000	199,400
Wachovia Capital Trust III, 5.8%, 3/15/2011 **	915,000	651,938
XL Capital Ltd., Series E, 6.5%, 4/15/2017 ** (a)	590,000	442,231

Total Preferred Securities (Cost $7,369,835)		5,862,601

			Shares	Value ($)

	Preferred Stocks 0.2%
Arch Capital Group Ltd., 8.0%			7,384	187,600
Delphi Financial Group, Inc., 7.376%			22,600	427,282

Total Preferred Stocks (Cost $751,264)				614,882
	Securities Lending Collateral 11.2%
Daily Assets Fund Institutional, 3.25% (c) (d) (Cost $28,305,794)			28,305,794	28,305,794
	Cash Equivalents 1.3%
Cash Management QP Trust, 2.84% (c) (Cost $3,188,817)			3,188,817	3,188,817
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $293,381,722) †			111.0	281,638,653
Other Assets and Liabilities, Net			(11.0)	(27,901,099)

Net Assets			100.0	253,737,554

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2008.

**	Date shown is call date; not a maturity date for the perpetual preferred securities.
†

The cost for federal income tax purposes was $293,424,837. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $11,786,184. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,146,141 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,932,325.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $27,687,781 which is 10.9% of net assets.
(b)	Bond is insured by one of these companies:
	Insurance Coverage	As a % Total Investment Portfolio
	Ambac Financial Group	0.4
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 32,109,493
Level 2 - Other Significant	249,529,160
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 281,638,653

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Davis Venture Value VIP

	Shares	Value ($)

Common Stocks 98.2%
Consumer Discretionary 10.8%
Automobiles 1.1%
Harley-Davidson, Inc. (a)	83,480	3,130,500
Diversified Consumer Services 1.0%
H&R Block, Inc.	131,300	2,725,788
Household Durables 0.2%
Hunter Douglas NV	8,863	599,543
Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	11,910	849,183
Liberty Media Corp. - Interactive "A"* (a)	43,200	697,248

		1,546,431
Media 6.3%
Comcast Corp. Special "A"*	355,150	6,737,196
Grupo Televisa SA (ADR)	132,000	3,199,680
Lagardere SCA	10,100	756,113
Liberty Media Corp. - Entertainment "A"*	34,340	777,458
News Corp. "A"	234,500	4,396,875
Virgin Media, Inc. (a)	54,432	765,858
WPP Group PLC (ADR) (a)	20,500	1,222,620

		17,855,800
Multiline Retail 0.1%
Sears Holdings Corp.* (a)	4,300	438,987
Specialty Retail 1.6%
Bed Bath & Beyond, Inc.* (a)	54,600	1,610,700
CarMax, Inc.* (a)	90,300	1,753,626
Lowe's Companies, Inc.	46,340	1,063,040

		4,427,366
Consumer Staples 15.0%
Beverages 2.5%
Diageo PLC (ADR)	48,670	3,957,844
Heineken Holding NV	60,200	3,028,517

		6,986,361
Food & Staples Retailing 7.2%
Costco Wholesale Corp.	208,060	13,517,658
CVS Caremark Corp.	110,219	4,464,972
Wal-Mart Stores, Inc.	36,420	1,918,605
Whole Foods Market, Inc. (a)	19,900	656,103

		20,557,338
Food Products 0.2%
The Hershey Co. (a)	13,200	497,244
Household Products 1.2%
Procter & Gamble Co.	49,800	3,489,486
Personal Products 0.4%
Avon Products, Inc.	26,100	1,031,994

Tobacco 3.5%
Altria Group, Inc.	138,100	3,065,820
Philip Morris International, Inc.*	138,100	6,985,098

		10,050,918
Energy 16.7%
Energy Equipment & Services 1.0%
Transocean, Inc.*	21,056	2,846,771
Oil, Gas & Consumable Fuels 15.7%
Canadian Natural Resources Ltd.	55,200	3,767,952
China Coal Energy Co. "H"	1,234,200	2,174,157
ConocoPhillips	133,920	10,206,043
Devon Energy Corp.	92,300	9,629,659
EOG Resources, Inc.	78,900	9,468,000
Occidental Petroleum Corp.	125,900	9,212,103

		44,457,914
Financials 32.1%
Capital Markets 4.4%
Ameriprise Financial, Inc.	41,720	2,163,182
Bank of New York Mellon Corp.	84,050	3,507,406
E*TRADE Financial Corp.* (a)	18,100	69,866
Merrill Lynch & Co., Inc. (a)	37,300	1,519,602
Merrill Lynch & Co., Inc. (b)	93,700	3,435,604
Morgan Stanley	26,300	1,201,910
State Street Corp.	8,300	655,700

		12,553,270
Commercial Banks 3.2%
Toronto-Dominion Bank (a)	20,254	1,242,583
Wachovia Corp.	61,557	1,662,039
Wells Fargo & Co.	207,000	6,023,700

		8,928,322
Consumer Finance 3.7%
American Express Co.	235,700	10,304,804
Discover Financial Services (a)	13,300	217,721

		10,522,525
Diversified Financial Services 5.2%
Citigroup, Inc.	91,200	1,953,504
JPMorgan Chase & Co.	250,284	10,749,698
Liberty Media Corp. - Capital "A"*	8,960	141,030
Moody's Corp. (a)	56,200	1,957,446

		14,801,678
Insurance 15.1%
Ambac Financial Group, Inc. (a)	56,060	322,345
American International Group, Inc.	196,450	8,496,462
Aon Corp.	42,800	1,720,560
Berkshire Hathaway, Inc. "B"*	2,784	12,452,554
Loews Corp.	147,200	5,920,384
Markel Corp.*	580	255,183
MBIA, Inc. (a)	23,700	289,614
Millea Holdings, Inc.	95,200	3,522,490
NIPPONKOA Insurance Co., Ltd.	198,200	1,532,124
Principal Financial Group, Inc. (a)	16,800	936,096
Progressive Corp.	255,800	4,110,706

Sun Life Financial, Inc.	10,300	479,980
Transatlantic Holdings, Inc. (a)	42,773	2,837,989

		42,876,487
Real Estate Management & Development 0.5%
Hang Lung Group Ltd.	261,000	1,243,212
Health Care 3.0%
Health Care Equipment & Supplies 0.8%
Covidien Ltd.	50,230	2,222,677
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	40,300	2,116,153
Express Scripts, Inc.*	31,330	2,015,146
UnitedHealth Group, Inc.	64,300	2,209,348

		6,340,647
Industrials 6.8%
Air Freight & Logistics 0.7%
Toll Holdings Ltd.	55,849	511,425
United Parcel Service, Inc. "B"	18,500	1,350,870

		1,862,295
Commercial Services & Supplies 0.9%
Dun & Bradstreet Corp.	32,000	2,604,160
Industrial Conglomerates 2.8%
General Electric Co.	120,900	4,474,509
Siemens AG (Registered)	12,000	1,302,277
Tyco International Ltd.	50,710	2,233,776

		8,010,562
Marine 1.0%
China Shipping Development Co., Ltd. "H"	450,000	1,429,270
Kuehne & Nagel International AG (Registered)	13,720	1,376,365

		2,805,635
Road & Rail 0.1%
Asciano Group	40,900	150,124
Transportation Infrastructure 1.3%
China Merchants Holdings International Co., Ltd	612,065	2,935,063
Cosco Pacific Ltd.	410,600	805,980

		3,741,043
Information Technology 8.9%
Communications Equipment 0.5%
Cisco Systems, Inc.*	62,100	1,495,989
Computers & Peripherals 1.7%
Dell, Inc.*	132,000	2,629,440
Hewlett-Packard Co.	46,500	2,123,190

		4,752,630
Electronic Equipment & Instruments 1.5%
Agilent Technologies, Inc.*	87,500	2,610,125
Tyco Electronics Ltd.	51,680	1,773,658

		4,383,783
Internet Software & Services 0.8%
eBay, Inc.*	25,400	757,936
Google, Inc. "A"*	3,252	1,432,408

		2,190,344

IT Services 1.6%
Iron Mountain, Inc.* (a)	135,049	3,570,696
Visa, Inc. "A"*	14,540	906,714

		4,477,410
Semiconductors & Semiconductor Equipment 0.6%
Texas Instruments, Inc.	63,200	1,786,664
Software 2.2%
Microsoft Corp.	219,000	6,215,220
Materials 4.3%
Construction Materials 1.4%
Martin Marietta Materials, Inc. (a)	23,400	2,484,378
Vulcan Materials Co. (a)	23,100	1,533,840

		4,018,218
Containers & Packaging 1.8%
Sealed Air Corp. (a)	196,200	4,954,050
Metals & Mining 0.8%
BHP Billiton PLC	36,100	1,070,800
Rio Tinto PLC	12,400	1,287,456

		2,358,256
Paper & Forest Products 0.3%
Sino-Forest Corp. "A"*	56,900	886,941
Telecommunication Services 0.6%
Wireless Telecommunication Services
SK Telecom Co., Ltd. (ADR)	21,400	462,454
Sprint Nextel Corp.	170,500	1,140,645

		1,603,099

Total Common Stocks (Cost $199,711,321)		278,427,682
Securities Lending Collateral 7.6%
Daily Assets Fund Institutional, 3.25% (c) (d) (Cost $21,502,296)	21,502,296	21,502,296
Cash Equivalents 1.6%
Cash Management QP Trust, 2.84% (c) (Cost $4,649,242)	4,649,242	4,649,242
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $225,862,859) †	107.4	304,579,220
Other Assets and Liabilities, Net	(7.4)	(20,958,737)

Net Assets	100.0	283,620,483

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $226,078,153. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $78,501,067. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $95,635,020 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,133,953.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $20,774,527 which is 7.3% of net assets.

(b)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

	Schedule of Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as a % of Net Assets
	Merrill Lynch & Co., Inc.	December 2007	4,497,600	3,435,604	1.21%
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 276,531,759
Level 2 - Other Significant	24,611,857
Observable Inputs
Level 3 - Significant	3,435,604
Unobservable Inputs
Total	$ 304,579,220

The following is a reconciliation of the Fund’s assets in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2008:

Investments in Securities at Market Value
Balance as of January 1, 2008	$ 4,526,834
Total realized gains or losses	-
Change in unrealized appreciation (depreciation)	(1,091,230)
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of March 31, 2008	$ 3,435,604

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Dreman High Return Equity VIP

	Shares	Value ($)

Common Stocks 99.8%
Consumer Discretionary 6.4%
Multiline Retail 0.8%
Macy's, Inc.	255,510	5,892,060
Specialty Retail 5.6%
Borders Group, Inc. (a)	393,400	2,309,258
Lowe's Companies, Inc.	720,800	16,535,152
Staples, Inc.	921,010	20,363,531

		39,207,941
Consumer Staples 9.2%
Tobacco
Altria Group, Inc.	704,620	15,642,564
Philip Morris International, Inc.*	704,620	35,639,679
UST, Inc.	239,030	13,031,916

		64,314,159
Energy 29.3%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	509,900	32,138,997
Apache Corp.	253,400	30,615,788
Chevron Corp.	271,300	23,158,168
ConocoPhillips	718,594	54,764,049
Devon Energy Corp.	497,900	51,945,907
EnCana Corp.	3,100	234,825
Occidental Petroleum Corp.	174,600	12,775,482

		205,633,216
Financials 29.7%
Commercial Banks 10.4%
KeyCorp.	754,018	16,550,695
PNC Financial Services Group, Inc.	327,394	21,467,225
US Bancorp.	282,800	9,151,408
Wachovia Corp.	949,100	25,625,700

		72,795,028
Diversified Financial Services 6.8%
Bank of America Corp.	828,919	31,424,319
CIT Group, Inc.	229,900	2,724,315
Citigroup, Inc.	539,200	11,549,664
JPMorgan Chase & Co.	45,300	1,945,635

		47,643,933
Insurance 3.3%
Chubb Corp.	275,600	13,636,688
Hartford Financial Services Group, Inc.	122,988	9,318,801

		22,955,489
Thrifts & Mortgage Finance 9.2%
Fannie Mae	884,273	23,274,065

Freddie Mac	791,691	20,045,616
Sovereign Bancorp, Inc.	447,319	4,169,013
Washington Mutual, Inc. (a)	1,674,875	17,251,213

		64,739,907
Health Care 13.8%
Biotechnology 0.5%
Amgen, Inc.*	90,300	3,772,734
Health Care Providers & Services 5.7%
Aetna, Inc.	340,000	14,310,600
UnitedHealth Group, Inc.	740,900	25,457,324

		39,767,924
Pharmaceuticals 7.6%
Eli Lilly & Co.	88,900	4,586,351
Pfizer, Inc.	998,500	20,898,605
Wyeth	672,200	28,071,072

		53,556,028
Industrials 9.2%
Aerospace & Defense 3.4%
Northrop Grumman Corp.	120,200	9,352,762
United Technologies Corp.	208,100	14,321,442

		23,674,204
Air Freight & Logistics 1.0%
FedEx Corp.	75,540	7,000,292
Industrial Conglomerates 4.8%
3M Co.	244,600	19,360,090
General Electric Co.	387,100	14,326,571

		33,686,661
Materials 0.3%
Chemicals 0.0%
Tronox, Inc. "B"	490	1,911
Metals & Mining 0.3%
BHP Billiton Ltd. (ADR) (a)	30,100	1,982,085
Telecommunication Services 1.9%
Diversified Telecommunication Services
Verizon Communications, Inc.	364,100	13,271,445

Total Common Stocks (Cost $652,018,091)		699,895,017
Securities Lending Collateral 1.5%
Daily Assets Fund Institutional, 3.25% (b) (c) (Cost $10,601,800)	10,601,800	10,601,800
Cash Equivalents 0.2%
Cash Management QP Trust, 2.84% (b) (Cost $1,469,681)	1,469,681	1,469,681

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $664,089,572) †	101.5	711,966,498
Other Assets and Liabilities, Net	(1.5)	(10,653,823)

Net Assets	100.0	701,312,675

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $667,100,269. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $44,866,229. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $183,751,746 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $138,885,517.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $9,975,515 which is 1.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 711,966,498
Level 2 - Other Significant	-
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 711,966,498

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Dreman Small Mid Cap Value VIP

	Shares	Value ($)

Common Stocks 92.1%
Consumer Discretionary 6.6%
Auto Components 1.3%
Tenneco, Inc.*	208,200	5,817,108
Diversified Consumer Services 1.2%
Regis Corp. (a)	181,650	4,993,559
Specialty Retail 2.1%
Penske Automotive Group, Inc. (a)	252,800	4,919,488
The Men's Wearhouse, Inc.	177,350	4,126,934

		9,046,422
Textiles, Apparel & Luxury Goods 2.0%
Hanesbrands, Inc.*	296,700	8,663,640
Consumer Staples 12.4%
Food & Staples Retailing 2.6%
Ruddick Corp. (a)	273,050	10,064,623
Weis Markets, Inc. (a)	38,350	1,321,924

		11,386,547
Food Products 8.0%
Del Monte Foods Co.	756,750	7,211,828
Hormel Foods Corp.	159,800	6,657,268
Pilgrim's Pride Corp.	220,000	4,450,600
Ralcorp Holdings, Inc.*	138,150	8,033,422
The J.M. Smucker Co.	159,200	8,057,112

		34,410,230
Tobacco 1.8%
Vector Group Ltd. (a)	444,686	7,822,027
Energy 7.0%
Energy Equipment & Services 3.7%
Atwood Oceanics, Inc.* (a)	56,900	5,218,868
Key Energy Services, Inc.*	423,450	5,682,699
Superior Energy Services, Inc.*	132,750	5,259,555

		16,161,122
Oil, Gas & Consumable Fuels 3.3%
Cimarex Energy Co.	99,400	5,441,156
Pinnacle Gas Resources, Inc. 144A*	241,000	614,550
St. Mary Land & Exploration Co.	144,950	5,580,575
Uranium Resources, Inc.* (a)	413,383	2,476,164

		14,112,445
Financials 21.2%
Capital Markets 2.4%
FBR Capital Markets Corp. 144A*	95,600	645,300
Waddell & Reed Financial, Inc. "A"	294,750	9,470,318

		10,115,618

Commercial Banks 2.2%
Boston Private Financial Holdings, Inc. (a)	261,800	2,772,462
Sterling Financial Corp. (a)	229,723	3,585,976
UCBH Holdings, Inc.	402,950	3,126,892

		9,485,330
Diversified Financial Services 0.5%
CIT Group, Inc.	182,300	2,160,255
CMET Finance Holdings, Inc. 144A*	7,200	86,400

		2,246,655
Insurance 11.9%
Arch Capital Group Ltd.*	79,200	5,438,664
Argo Group International Holdings Ltd.* (a)	155,588	5,526,486
Endurance Specialty Holdings Ltd.	222,350	8,138,010
Hanover Insurance Group, Inc.	123,800	5,093,132
HCC Insurance Holdings, Inc.	230,450	5,228,910
Hilb Rogal & Hobbs Co. (a)	151,000	4,751,970
IPC Holdings Ltd. (a)	203,500	5,698,000
Platinum Underwriters Holdings Ltd.	158,050	5,130,303
Protective Life Corp.	155,100	6,290,856

		51,296,331
Real Estate Investment Trusts 4.2%
American Financial Realty Trust (REIT) (a)	632,400	5,021,256
Hospitality Properties Trust (REIT)	165,700	5,637,114
Ventas, Inc. (REIT)	163,300	7,333,803

		17,992,173
Health Care 6.8%
Health Care Equipment & Supplies 4.3%
Beckman Coulter, Inc.	64,900	4,189,295
Hillenbrand Industries, Inc. (a)	133,250	6,369,350
Kinetic Concepts, Inc.*	168,700	7,799,001

		18,357,646
Health Care Providers & Services 2.5%
Healthspring, Inc.* (a)	390,200	5,494,016
Lincare Holdings, Inc.*	192,900	5,422,419

		10,916,435
Industrials 20.7%
Aerospace & Defense 6.0%
Alliant Techsystems, Inc.*	93,800	9,711,114
Curtiss-Wright Corp. (a)	198,300	8,225,484
DRS Technologies, Inc.	139,550	8,132,974

		26,069,572
Commercial Services & Supplies 2.2%
HNI Corp.	162,900	4,380,381
Kelly Services, Inc. "A"	244,850	5,034,116

		9,414,497
Construction & Engineering 0.8%
URS Corp.*	103,000	3,367,070
Electrical Equipment 3.7%
General Cable Corp.*	79,600	4,701,972
Hubbell, Inc. "B" (a)	126,900	5,544,261
Regal-Beloit Corp. (a)	154,800	5,670,324

		15,916,557

Industrial Conglomerates 2.9%
Walter Industries, Inc. (a)	197,000	12,338,110
Machinery 4.0%
Barnes Group, Inc. (a)	354,350	8,132,332
Kennametal, Inc.	196,000	5,768,280
Mueller Water Products, Inc. "A"	437,150	3,575,887

		17,476,499
Trading Companies & Distributors 1.1%
WESCO International, Inc.* (a)	125,000	4,561,250
Information Technology 6.5%
Communications Equipment 2.4%
Arris Group, Inc.* (a)	426,650	2,483,103
CommScope, Inc.*	219,200	7,634,736

		10,117,839
Electronic Equipment & Instruments 2.1%
Anixter International, Inc.* (a)	140,400	8,991,216
Software 2.0%
Jack Henry & Associates, Inc. (a)	354,250	8,739,348
Materials 4.8%
Chemicals 2.7%
CF Industries Holdings, Inc.	48,000	4,973,760
Hercules, Inc.	359,950	6,583,485

		11,557,245
Metals & Mining 2.1%
IAMGOLD Corp.	653,400	4,789,422
RTI International Metals, Inc.* (a)	100,150	4,527,782

		9,317,204
Telecommunication Services 1.5%
Diversified Telecommunication Services
Windstream Corp. (a)	526,000	6,285,700
Utilities 4.6%
Electric Utilities 3.0%
ALLETE, Inc. (a)	161,250	6,227,475
IDACORP, Inc. (a)	207,250	6,654,797

		12,882,272
Independent Power Producers & Energy Traders 0.1%
Dynegy, Inc. "A"*	11,529	90,964
Mirant Corp.*	8,069	293,631

		384,595
Multi-Utilities 1.5%
Integrys Energy Group, Inc.	142,800	6,660,192

Total Common Stocks (Cost $423,509,083)		396,902,454
Securities Lending Collateral 12.9%
Daily Assets Fund Institutional, 3.25% (b) (c) (Cost $55,579,525)	55,579,525	55,579,525
Cash Equivalents 8.2%
Cash Management QP Trust, 2.84% (b) (Cost $35,220,483)	35,220,483	35,220,483

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $514,309,091) †	113.2	487,702,462
Other Assets and Liabilities, Net	(13.2)	(56,682,769)

Net Assets	100.0	431,019,693

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $514,309,091. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $26,606,629. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $47,133,414 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $73,740,043.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $54,286,935 which is 12.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 487,616,062
Level 2 - Other Significant	-
Observable Inputs
Level 3 - Significant	86,400
Unobservable Inputs
Total	$ 487,702,462

The following is a reconciliation of the Fund’s assets in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2008:

Investments in Securities at Market Value
Balance as of January 1, 2008	$ 86,400
Total realized gains or losses	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of March 31, 2008	$ 86,400

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Global Thematic VIP

	Shares	Value ($)

Common Stocks 92.5%
Australia 0.7%
Australian Wealth Management Ltd. (Cost $1,220,965)	650,325	1,017,308
Austria 4.5%
Erste Bank der oesterreichischen Sparkassen AG	7,706	501,503
Flughafen Wien AG	14,800	1,783,710
Wienerberger AG	78,079	4,169,128

(Cost $6,288,160)		6,454,341
Brazil 5.9%
All America Latina Logistica SA (Unit)	80,500	812,019
Diagnosticos da America SA	35,500	706,075
Marfrig Frigorificos e Comercio de Alimentos SA*	89,000	907,905
Petroleo Brasileiro SA (ADR)	27,800	2,838,658
Santos Brasil Participacoes SA (Unit)	150,400	2,331,384
SLC Agricola SA*	54,500	807,546

(Cost $7,424,838)		8,403,587
Canada 1.1%
Coalcorp Mining, Inc.*	69,535	167,326
Nexen, Inc.	46,300	1,373,957

(Cost $1,665,269)		1,541,283
Cayman Islands 0.6%
Fresh Del Monte Produce, Inc.* (Cost $778,210)	23,100	840,840
China 3.1%
Focus Media Holding Ltd. (ADR)*	17,000	597,550
PetroChina Co., Ltd. "H" (ADR)	6,800	852,108
Shanghai Electric Group Co., Ltd. "H"	1,955,400	1,176,932
SINA Corp.*	12,800	451,200
Sunshine Holdings Ltd.	2,919,000	341,483
Want Want China Holdings Ltd.*	2,841,000	1,054,974

(Cost $5,235,013)		4,474,247
Denmark 2.0%
A P Moller-Maersk AS "B" (Cost $3,128,080)	255	2,849,773
France 3.6%
BNP Paribas	12,777	1,291,178
Sanofi-Aventis	17,671	1,325,939
Societe Generale	6,953	679,629
Vallourec SA	7,238	1,759,993

(Cost $5,048,386)		5,056,739
Germany 9.6%
Air Berlin PLC* (a)	101,190	1,177,211
Allianz SE (Registered)	5,400	1,070,718
Axel Springer AG	10,886	1,340,240

BASF SE	7,700	1,036,263
Bilfinger Berger AG	16,600	1,428,236
Commerzbank AG	35,400	1,107,860
Deutsche Telekom AG (Registered)	78,900	1,311,799
Hamburger Hafen-und Logistik AG*	22,200	1,692,450
Siemens AG (Registered)	13,212	1,433,807
Symrise AG*	81,501	2,103,589

(Cost $14,967,868)		13,702,173
Hong Kong 4.3%
China Water Affairs Group Ltd.*	1,087,700	356,220
CNOOC Ltd. (ADR)	4,500	660,555
GOME Electrical Appliances Holdings Ltd.	961,000	2,206,337
Hongkong & Shanghai Hotels Ltd.	633,099	1,039,146
Hutchison Whampoa Ltd.	188,000	1,789,196

(Cost $6,370,749)		6,051,454
Hungary 0.4%
OTP Bank Nyrt. (Cost $760,024)	15,000	616,352
India 2.5%
Bharti Airtel Ltd.*	47,840	978,691
ICICI Bank Ltd. (ADR)	39,100	1,493,229
ITC Ltd.	210,300	1,074,713

(Cost $3,934,209)		3,546,633
Indonesia 1.0%
PT Telekomunikasi Indonesia (ADR) (Cost $1,497,379)	33,200	1,392,408
Italy 2.9%
Gemina SpA	1,060,888	1,561,289
Mediolanum SpA (a)	244,700	1,502,910
UniCredito Italiano SpA	166,000	1,109,703

(Cost $5,142,266)		4,173,902
Japan 3.2%
Credit Saison Co., Ltd.	24,200	676,748
FANUC Ltd.	9,500	919,454
Mitsubishi Heavy Industries Ltd.	253,000	1,101,018
Mitsui Fudosan Co., Ltd.	50,000	1,017,497
Mizuho Financial Group, Inc.	218	803,445

(Cost $3,979,922)		4,518,162
Kazakhstan 1.0%
Kazakhstan Kagazy PLC (GDR) 144A*	181,200	724,800
Steppe Cement Ltd.*	128,545	688,841

(Cost $1,603,175)		1,413,641
Korea 1.6%
CDNetworks Co., Ltd.*	31,053	497,570
Daesang Corp.*	33,436	326,328
Hanarotelecom, Inc.*	64,300	699,285
Kangwon Land, Inc.	36,800	760,864

(Cost $2,769,956)		2,284,047
Luxembourg 1.3%
Tenaris SA (ADR)	19,900	992,015

Ternium SA (ADR)	22,800	818,064

(Cost $1,682,776)		1,810,079
Malaysia 0.7%
AMMB Holdings Bhd. (Cost $824,767)	966,600	1,046,658
Mexico 3.0%
Grupo Aeroportuario del Pacifico SA de CV "B" (ADR)	44,000	1,980,000
Grupo Televisa SA (ADR)	96,800	2,346,432

(Cost $4,327,388)		4,326,432
Netherlands 2.1%
European Aeronautic Defence & Space Co. (a)	35,795	849,710
QIAGEN NV* (a)	101,200	2,094,268

(Cost $2,620,736)		2,943,978
Norway 0.5%
Cermaq ASA (Cost $975,602)	53,300	675,380
Poland 1.0%
Telekomunikacja Polska SA (Cost $1,182,370)	141,500	1,406,069
Portugal 0.5%
Banco BPI SA (Registered) (Cost $931,301)	130,132	688,104
Russia 2.5%
Gazprom (ADR) (b)	7,350	374,850
Gazprom (ADR) (b)	34,332	1,752,301
Novorossiysk Sea Trade Port (GDR) 144A*	36,600	549,000
Open Investments (GDR) (REG S)*	31,200	861,900

(Cost $3,554,871)		3,538,051
Singapore 0.4%
CapitaRetail China Trust (REIT)	232,000	220,786
Food Empire Holdings Ltd.	695,000	353,826

(Cost $859,450)		574,612
South Africa 1.0%
Gold Fields Ltd.	46,500	649,194
Lewis Group Ltd.	156,500	811,313

(Cost $1,780,738)		1,460,507
Sweden 1.6%
Tele2 AB "B" (Cost $2,212,624)	121,700	2,301,392
Switzerland 3.4%
SGS SA (Registered)	1,040	1,496,324
Synthes, Inc.	11,350	1,587,299
UBS AG (Registered) (b)	41,045	1,194,654
UBS AG (Registered) (b)	20,000	576,000

(Cost $5,433,123)		4,854,277
Taiwan 0.6%
Shin Kong Financial Holding Co., Ltd. (Cost $812,388)	1,178,881	886,624
Thailand 0.4%
Seamico Securities PCL (Foreign Registered)	2,363,000	238,664
Siam City Bank PCL (Foreign Registered)	667,100	339,006

(Cost $593,062)		577,670

Turkey 0.6%
Turkiye Is Bankasi (Isbank) "C" (Cost $928,980)	225,339	834,276
United Arab Emirates 0.2%
DP World Ltd.* (Cost $321,958)	247,660	235,277
United Kingdom 3.0%
AstraZeneca PLC	20,114	751,976
G4S PLC	253,492	1,145,579
GlaxoSmithKline PLC	111,234	2,357,180

(Cost $4,762,601)		4,254,735
United States 21.7%
AMR Corp.*	48,600	438,372
Apple, Inc.*	13,600	1,951,600
Archer-Daniels-Midland Co.	43,900	1,806,924
BMB Munai, Inc.*	34,600	188,224
Bunge Ltd.	10,400	903,552
Caterpillar, Inc.	10,000	782,900
CB Richard Ellis Group, Inc. "A"*	53,200	1,151,248
Chiquita Brands International, Inc.*	66,200	1,529,882
Cisco Systems, Inc.*	57,650	1,388,788
Cogent, Inc.*	123,900	1,168,377
Corn Products International, Inc.	43,700	1,623,018
CVS Caremark Corp.	23,100	935,781
Dean Foods Co.	66,500	1,335,985
General Mills, Inc.	17,900	1,071,852
Johnson & Johnson	32,850	2,130,979
Mattel, Inc.	85,400	1,699,460
Microsoft Corp.	22,400	635,712
Monster Worldwide, Inc.*	26,700	646,407
Morgan Stanley	27,500	1,256,750
Mylan, Inc. (a)	93,200	1,081,120
New York Times Co. "A"	35,400	668,352
Pantry, Inc.*	43,000	906,440
Pfizer, Inc.	54,075	1,131,790
Schlumberger Ltd.	6,800	591,600
SiRF Technology Holdings, Inc.* (a)	59,100	300,819
Stryker Corp.	14,900	969,245
Sun Microsystems, Inc.*	63,150	980,720
The Blackstone Group LP (Limited Partnership)	35,500	563,740
Wyeth	27,150	1,133,784

(Cost $32,593,040)		30,973,421

Total Common Stocks (Cost $138,212,244)		131,724,432
Preferred Stocks 3.3%
Brazil 1.3%
Net Servicos de Comunicacao SA* (Cost $2,375,595)	169,766	1,814,050
Germany 1.1%
Porsche Automobil Holding SE (Cost $1,622,887)	8,923	1,637,524
Russia 0.9%
Sberbank* (Cost $1,627,703)	643,711	1,264,892

Total Preferred Stocks (Cost $5,626,185)		4,716,466

Participatory Notes 0.9%
United States 0.9%
Agility Capital, Inc. (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 3/17/2008					75,000	346,050
Merrill Lynch Pioneers Index (issuer Merrill Lynch International), Expiration Date 2/1/2010 *					10,000	926,400

Total Participatory Notes (Cost $1,522,548)						1,272,450
Exchange Traded Funds 1.5%
iShares Nasdaq Biotechnology Index Fund (a) (Cost $2,031,008)					28,725	2,177,642
Securities Lending Collateral 5.2%
Daily Assets Fund Institutional, 3.25% (c) (d) (Cost $7,351,155)					7,351,155	7,351,155
Cash Equivalents 2.1%
Cash Management QP Trust, 2.84% (c) (Cost $3,035,135)					3,035,135	3,035,135
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $157,778,275) †					105.5	150,277,280
Other Assets and Liabilities, Net					(5.5)	(7,817,996)

Net Assets					100.0	142,459,284

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security.
†

The cost for federal income tax purposes was $159,892,399. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $9,615,119. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,133,301 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,748,420.

(a)					All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $7,025,467 which is 4.9% of net assets.
(b)					Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)					Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust

As of March 31, 2008 the Portfolio had the following open foreign forward currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
EUR	2,911,000	USD	4,297,655	5/27/2008	(286,790)

Currency Abbreviations
EUR	Euro	USD	United States Dollar

At March 31, 2008, the DWS Global Thematic VIP had the following sector diversification:

		As a % of Common,
		Preferred Stocks and
Sector	Market Value ($)	Participatory Notes
Industrials	34,109,169	24.8%
Financials	25,625,315	18.6%
Consumer Staples	15,269,655	11.7%
Health Care	16,154,946	11.1%
Consumer Discretionary	14,921,268	10.8%
Energy	9,791,594	7.1%
Telecommunication Services	8,089,644	5.9%
Information Technology	7,374,786	5.3%
Materials	6,020,751	4.4%
Utilities	356,220	0.3%
Total	137,713,348	100.0%

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 69,828,235	$ -
Level 2 - Other Significant	80,449,045	(286,790)
Observable Inputs
Level 3 - Significant	-	-
Unobservable Inputs
Total	$ 150,277,280	$ (286,790)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward foreign currency exchange, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Government & Agency Securities VIP

	Principal Amount ($)	Value ($)

Agencies Backed by the Full Faith and Credit of the US Government 63.0%
Government National Mortgage Association:
5.0%, with various maturities from 4/15/2033 until 3/15/2037 (b)	36,752,327	36,795,987
5.5%, with various maturities from 10/15/2032 until 3/15/2038 (b)	45,011,673	45,990,547
6.0%, with various maturities from 4/15/2013 until 3/15/2038 (b)	34,159,530	35,352,129
6.5%, with various maturities from 3/15/2014 until 10/15/2037	17,175,411	17,948,516
7.0%, with various maturities from 10/15/2026 until 2/20/2038	3,796,633	4,005,176
7.5%, with various maturities from 4/15/2026 until 1/15/2037	2,057,483	2,185,907
9.5%, with various maturities from 6/15/2013 until 12/15/2022	52,951	59,252
10.0%, with various maturities from 2/15/2016 until 3/15/2016	18,266	20,802

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $139,963,166)		142,358,316
Agencies Not Backed by the Full Faith and Credit of the US Government 28.3%
Federal Home Loan Bank, 3.375%, 2/27/2013	25,000,000	25,085,820
Federal Home Loan Mortgage Corp.:
3.5%, 5/29/2013	10,000,000	10,066,280
4.5%, 5/1/2019	53,532	53,570
5.5%, 2/1/2017	43,939	45,258
5.728% *, 4/1/2037	2,917,817	2,985,816
5.768% *, 10/1/2036	2,783,453	2,850,934
5.866% *, 11/1/2036	1,220,472	1,255,173
5.878% *, 9/1/2036	1,086,001	1,113,281
6.5%, 9/1/2032	149,803	156,714
7.0%, with various maturities from 5/1/2029 until 8/1/2035	1,461,045	1,531,938
7.5%, with various maturities from 1/1/2027 until 5/1/2032	119,616	128,381
8.0%, 11/1/2030	734	803
8.5%, 7/1/2030	2,603	2,842
Federal National Mortgage Association:
2.5%, 4/9/2010	10,000,000	10,013,190
5.0%, 10/1/2033	616,209	613,224
5.5%, with various maturities from 2/1/2033 until 6/1/2034	3,499,104	3,548,917
6.5%, 1/1/2038	1,937,675	2,009,354
7.0%, with various maturities from 9/1/2013 until 7/1/2034	468,430	495,387
8.0%, 12/1/2024	12,289	13,461
8.45% *, 2/27/2023	2,000,000	1,997,911

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $63,627,658)		63,968,254
Collateralized Mortgage Obligations 15.5%
Federal Home Loan Mortgage Corp.:
"MO", Series 3171, Principal Only, Zero Coupon, 6/15/2036	891,300	689,883
"FT", Series 3346, 3.168% *, 10/15/2033	2,784,812	2,706,971
"GZ", Series 2906, 5.0%, 9/15/2034	1,470,064	1,313,246
"ST", Series 2411, Interest Only, 5.93% *, 6/15/2021	5,012,604	579,557
"1A1", Series T-59, 6.5%, 10/25/2043	2,060,681	2,154,412
Federal National Mortgage Association:
"LO", Series 2005-50, Principal Only, Zero Coupon, 6/25/2035	1,093,030	700,242
"ZA", Series 2008-24, 5.0%, 4/25/2038	525,005	452,133
"AN", Series 2007-108, 8.941% *, 11/25/2037	2,795,873	3,074,831

Government National Mortgage Association:
	"JO", Series 2006-22, Principal Only, Zero Coupon, 4/20/2036	1,059,446	822,640
	"OD", Series 2006-36, Principal Only, Zero Coupon, 7/16/2036	536,893	447,369
	"FH", Series 1999-18, 3.07% *, 5/16/2029	2,422,481	2,344,813
	"FE", Series 2003-57, 3.118% *, 3/16/2033	164,506	159,510
	"FB", Series 2001-28, 3.318% *, 6/16/2031	756,821	748,296
	"SP", Series 2005-61, Interest Only, 3.46% *, 8/16/2035	1,490,402	130,358
	"SA", Series 2002-65, Interest Only, 3.71% *, 9/20/2032	4,876,738	386,488
	"NS", Series 2007-72, Interest Only, 3.994% *, 11/20/2037	915,852	60,460
	"GS", Series 2006-16, Interest Only, 4.454% *, 4/20/2036	1,628,035	164,046
	"KS", Series 2004-96, Interest Only, 4.46% *, 7/20/2034	812,184	88,089
	"GD", Series 2004-26, 5.0%, 11/16/2032	2,184,000	2,187,447
	"LG", Series 2003- 70, 5.0%, 8/20/2033	4,000,000	3,859,401
	"KE", Series 2004-19, 5.0%, 3/16/2034	500,000	483,970
	"ZM", Series 2004-24, 5.0%, 4/20/2034	1,823,744	1,715,563
	"LE", Series 2004-87, 5.0%, 10/20/2034	1,000,000	943,495
	"ZB", Series 2005-15, 5.0%, 2/16/2035	1,282,943	1,196,750
	"CK", Series 2007-31, 5.0%, 5/16/2037	1,000,000	990,927
	"SJ", Series 1999-43, Interest Only, 5.183% *, 11/16/2029	390,341	39,817
	"ZB", Series 2003-85, 5.5%, 10/20/2033	2,435,101	2,400,366
	"B", Series 2005-88, 5.5%, 11/20/2035	1,804,000	1,804,339
	"ZA", Series 2006-7, 5.5%, 2/20/2036	1,905,891	1,847,576
	"PH" Series 2002- 84, 6.0%, 11/16/2032	500,000	512,778

Total Collateralized Mortgage Obligations (Cost $34,155,341)			35,005,773
	US Treasury Obligations 5.1%
US Treasury Bill, 3.03% **, 4/17/2008 (a)		536,000	535,714
US Treasury Inflation Indexed Notes:
	2.0%, 4/15/2012	3,120,120	3,359,249
	3.375%, 1/15/2012	4,159,960	4,682,880
US Treasury Note, 2.5%, 3/31/2013		3,000,000	3,005,859

Total US Treasury Obligations (Cost $11,564,127)			11,583,702
		Shares	Value ($)

	Cash Equivalents 0.3%
Cash Management QP Trust, 2.84% (c) (Cost $612,557)		612,557	612,557
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $249,922,849) †		112.2	253,528,602
Other Assets and Liabilities, Net		(12.2)	(27,521,554)

Net Assets		100.0	226,007,048

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $249,953,792. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $3,574,810. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,494,998 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $920,188.

(a)	At March 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(b)	Mortgage dollar rolls included.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

At March 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Interest Rate Swap	6/16/2008	93	10,531,499	10,708,079	(176,580)
10 Year US Treasury Note	6/19/2008	65	7,746,365	7,731,954	14,411
Total net unrealized depreciation					(162,169)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 612,557	$ (162,169)
Level 2 - Other Significant	250,918,134	-
Observable Inputs
Level 3 - Significant	1,997,911	-
Unobservable Inputs
Total	$ 253,528,602	$ (162,169)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the Fund’s assets in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2008:

Investments in Securities at Market Value
Balance as of January 1, 2008	$ -
Total realized gains or losses	-
Change in unrealized appreciation (depreciation)	(2,089)
Net purchases (sales)	2,000,000
Net transfers in (out) of Level 3	-
Balance as of March 31, 2008	$ 1,997,911

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Growth Allocation VIP

	Shares	Value ($)

Equity Funds 66.6%
DWS Blue Chip VIP "A"	2,347	24,665
DWS Capital Growth VIP "A"	47,820	913,847
DWS Davis Venture Value VIP "A"	230,588	2,637,932
DWS Dreman High Return Equity VIP "A"	6,144	63,348
DWS Dreman Small Mid Cap Value VIP "A"	75,688	812,130
DWS Global Opportunities VIP "A"	2,419	39,228
DWS Global Thematic VIP "A"	44,351	452,383
DWS Growth & Income VIP "A"	317,367	3,065,761
DWS Health Care VIP "A"	61,193	829,161
DWS International Select Equity VIP "A"	3,135	34,705
DWS International VIP "A"	257,709	3,510,003
DWS Janus Growth & Income VIP "A"	2,178	22,779
DWS Large Cap Value VIP "A"	364,597	4,754,343
DWS Mid Cap Growth VIP "A"	1,913	22,799
DWS RREEF Real Estate Securities VIP "A"	25,993	424,981
DWS Small Cap Growth VIP "A"	75,433	942,163
DWS Technology VIP "A"	112,009	995,764

Total Equity Funds (Cost $23,472,710)		19,545,992
Fixed Income – Bond Funds 21.3%
DWS Core Fixed Income VIP "A"	548,815	5,932,689
DWS Government & Agency Securities VIP "A"	299	3,607
DWS High Income VIP "A"	47,015	317,349

Total Fixed Income – Bond Funds (Cost $6,764,148)		6,253,645
Fixed Income - Money Market Fund 0.6%
Cash Management QP Trust (Cost $159,293)	159,293	159,293
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $30,396,151)†	88.5	25,958,930
Other Assets and Liabilities, Net	11.5	3,371,048

Net Assets	100.0	29,329,978

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $30,400,491. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $4,441,561. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,813 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,443,374.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 25,958,930
Level 2 - Other Significant	-
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 25,958,930

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS High Income VIP

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 85.0%
Consumer Discretionary 15.9%
Affinia Group, Inc., 9.0%, 11/30/2014		605,000	522,569
AMC Entertainment, Inc., 8.0%, 3/1/2014		1,305,000	1,105,987
American Achievement Corp., 8.25%, 4/1/2012		255,000	227,588
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK) (b)		488,392	383,388
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		590,000	466,100
8.0%, 3/15/2014		250,000	217,500
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015 (b)		420,000	336,000
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014		510,000	393,975
Cablevision Systems Corp., Series B, 9.644% **, 4/1/2009		335,000	332,487
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015		380,000	349,600
Carrols Corp., 9.0%, 1/15/2013 (b)		250,000	222,500
Charter Communications Holdings LLC, 11.0%, 10/1/2015		727,000	505,265
Charter Communications, Inc., 144A, 10.875%, 9/15/2014		655,000	645,175
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	285,000	328,459
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014		325,000	246,188
CSC Holdings, Inc.:
7.25%, 7/15/2008		540,000	540,000
Series B, 8.125%, 7/15/2009		450,000	454,500
Series B, 8.125%, 8/15/2009		900,000	909,000
Denny's Holdings, Inc., 10.0%, 10/1/2012 (b)		165,000	151,800
Dollarama Group LP, 10.579% **, 8/15/2012		387,000	378,292
EchoStar DBS Corp.:
6.375%, 10/1/2011		80,000	76,800
6.625%, 10/1/2014		665,000	605,150
7.125%, 2/1/2016		650,000	606,125
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		580,000	408,900
Foot Locker, Inc., 8.5%, 1/15/2022		175,000	154,000
French Lick Resorts & Casino LLC, 144A, 10.75%, 4/15/2014		1,865,000	1,119,000
General Motors Corp.:
7.2%, 1/15/2011		1,645,000	1,373,575
7.4%, 9/1/2025		270,000	180,900
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		505,000	480,381
Group 1 Automotive, Inc., 8.25%, 8/15/2013		250,000	235,000
Hanesbrands, Inc., Series B, 8.204% **, 12/15/2014		755,000	670,062
Hertz Corp.:
8.875%, 1/1/2014		1,180,000	1,118,050
10.5%, 1/1/2016 (b)		310,000	290,238
Idearc, Inc., 8.0%, 11/15/2016		2,640,000	1,709,400
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		330,000	287,100
ION Media Networks, Inc., 144A, 10.508% **, 1/15/2013		515,000	386,250
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		475,000	338,437
Jarden Corp., 7.5%, 5/1/2017 (b)		420,000	367,500
Kabel Deutschland GmbH, 10.625%, 7/1/2014		115,000	112,844
Lamar Media Corp., Series C, 6.625%, 8/15/2015		330,000	290,400
Liberty Media LLC:

5.7%, 5/15/2013		95,000	83,177
8.25%, 2/1/2030 (b)		765,000	641,999
8.5%, 7/15/2029 (b)		735,000	628,002
Mediacom Broadband LLC, 8.5%, 10/15/2015		40,000	33,600
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		255,000	262,650
MGM MIRAGE:
6.75%, 9/1/2012		215,000	199,413
8.375%, 2/1/2011		475,000	476,187
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		880,000	849,200
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012 (b)		1,385,000	1,211,875
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,260,000	1,089,900
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		525,000	517,125
Quebecor Media, Inc., 7.75%, 3/15/2016		325,000	296,563
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 *		420,000	201,600
Quiksilver, Inc., 6.875%, 4/15/2015		560,000	450,800
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		345,000	230,288
Sabre Holdings Corp., 8.35%, 3/15/2016		460,000	354,200
Seminole Hard Rock Entertainment, Inc., 144A, 5.3% **, 3/15/2014		590,000	467,575
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		410,000	362,850
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		1,655,000	1,067,475
7.875%, 1/15/2014		310,000	254,200
Sinclair Television Group, Inc., 8.0%, 3/15/2012 (b)		302,000	305,020
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		755,000	636,087
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013 (b)		490,000	453,250
Station Casinos, Inc., 6.5%, 2/1/2014		805,000	483,000
Travelport LLC:
7.701% **, 9/1/2014		390,000	315,900
9.875%, 9/1/2014		395,000	354,512
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		855,000	577,125
United Components, Inc., 9.375%, 6/15/2013		80,000	73,300
Unity Media GmbH, 144A, 10.375%, 2/15/2015		255,000	229,500
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		720,000	435,600
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	430,000	603,339
144A, 8.0%, 11/1/2016	EUR	190,000	251,968
Vitro SAB de CV:
9.125%, 2/1/2017		1,470,000	1,220,100
11.75%, 11/1/2013		215,000	217,688
XM Satellite Radio, Inc., 9.75%, 5/1/2014		855,000	825,075
Young Broadcasting, Inc., 8.75%, 1/15/2014		2,405,000	1,418,950

			37,605,578
Consumer Staples 3.7%
Alliance One International, Inc., 8.5%, 5/15/2012		250,000	235,000
Delhaize America, Inc.:
8.05%, 4/15/2027		190,000	199,898
9.0%, 4/15/2031		1,017,000	1,223,969
General Nutrition Centers, Inc., 7.199% **, 3/15/2014 (PIK)		590,000	492,650
Harry & David Holdings, Inc., 8.076% **, 3/1/2012		360,000	302,400
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,081,750	1,831,940
Pierre Foods, Inc., 9.875%, 7/15/2012		290,000	159,500
Pilgrim's Pride Corp., 7.625%, 5/1/2015		210,000	202,125
Rite Aid Corp., 7.5%, 3/1/2017		690,000	621,000
Smithfield Foods, Inc., 7.75%, 7/1/2017		380,000	370,500

Viskase Companies, Inc., 11.5%, 6/15/2011		3,100,000	3,100,000

			8,738,982
Energy 9.7%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		165,000	167,063
Belden & Blake Corp., 8.75%, 7/15/2012		2,280,000	2,285,700
Bristow Group, Inc., 7.5%, 9/15/2017		500,000	502,500
Chaparral Energy, Inc., 8.5%, 12/1/2015		600,000	522,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018		325,000	310,375
6.875%, 1/15/2016		1,421,000	1,406,790
7.75%, 1/15/2015 (b)		220,000	226,600
Cimarex Energy Co., 7.125%, 5/1/2017		410,000	406,925
Delta Petroleum Corp., 7.0%, 4/1/2015		1,115,000	992,350
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)		195,000	191,588
8.375%, 5/1/2016		945,000	935,550
El Paso Corp., 9.625%, 5/15/2012		320,000	346,376
Energy Partners Ltd., 9.75%, 4/15/2014		405,000	334,125
EXCO Resources, Inc., 7.25%, 1/15/2011		645,000	627,262
Frontier Oil Corp., 6.625%, 10/1/2011		365,000	360,438
Mariner Energy, Inc.:
7.5%, 4/15/2013		390,000	374,400
8.0%, 5/15/2017		470,000	448,850
OPTI Canada, Inc., 8.25%, 12/15/2014		1,060,000	1,049,400
Petrohawk Energy Corp., 9.125%, 7/15/2013		450,000	462,375
Plains Exploration & Production Co., 7.0%, 3/15/2017		245,000	235,200
Quicksilver Resources, Inc., 7.125%, 4/1/2016		1,155,000	1,114,575
Sabine Pass LNG LP, 7.5%, 11/30/2016		1,370,000	1,322,050
Southwestern Energy Co., 144A, 7.5%, 2/1/2018		585,000	605,475
Stone Energy Corp.:
6.75%, 12/15/2014		1,450,000	1,319,500
8.25%, 12/15/2011		500,000	495,000
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		420,000	439,858
Whiting Petroleum Corp.:
7.0%, 2/1/2014		500,000	495,000
7.25%, 5/1/2012		680,000	671,500
7.25%, 5/1/2013		165,000	162,525
Williams Companies, Inc.:
8.125%, 3/15/2012		1,365,000	1,491,262
8.75%, 3/15/2032		1,885,000	2,177,175
Williams Partners LP, 7.25%, 2/1/2017		420,000	422,100

			22,901,887
Financials 11.7%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		1,250,000	1,081,250
Ashton Woods USA LLC, 9.5%, 10/1/2015		1,370,000	732,950
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		250,000	187,500
CEVA Group PLC, 144A, 8.5%, 12/1/2014	EUR	360,000	406,370
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		2,385,000	2,671,200
E*TRADE Financial Corp.:
7.375%, 9/15/2013		340,000	241,400
7.875%, 12/1/2015		850,000	603,500
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		2,960,000	2,431,415
7.375%, 10/28/2009		3,240,000	2,952,071
7.875%, 6/15/2010		1,790,000	1,560,767
GMAC LLC, 6.875%, 9/15/2011		6,055,000	4,634,279

Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	780,000	801,450
8.875%, 4/1/2015 (PIK)	895,000	915,137
9.75%, 4/1/2017 (b)	630,000	626,850
Hexion US Finance Corp., 9.75%, 11/15/2014	230,000	246,675
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	910,000	882,700
iPayment, Inc., 9.75%, 5/15/2014	475,000	421,562
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	430,000	344,538
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	575,000	460,000
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014	355,000	323,938
144A, 7.0%, 5/1/2017	355,000	316,838
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015	335,000	296,475
Residential Capital LLC:
3.49% **, 6/9/2008	160,000	126,400
6.37% **, 11/21/2008	1,290,000	877,200
8.125%, 11/21/2008	400,000	276,000
Tropicana Entertainment LLC, 9.625%, 12/15/2014	675,000	350,156
UCI Holdco, Inc., 10.3% **, 12/15/2013 (PIK)	592,801	515,737
Universal City Development Partners, 11.75%, 4/1/2010	2,125,000	2,183,437
Yankee Acquisition Corp., Series B, 8.5%, 2/15/2015	125,000	100,938

		27,568,733
Health Care 5.2%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017 (b)	620,000	533,200
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015	665,000	676,638
Boston Scientific Corp., 6.0%, 6/15/2011	410,000	399,750
Community Health Systems, Inc., 8.875%, 7/15/2015	3,010,000	3,021,287
HCA, Inc.:
9.125%, 11/15/2014	760,000	782,800
9.25%, 11/15/2016	1,785,000	1,851,937
9.625%, 11/15/2016 (PIK)	670,000	695,125
HEALTHSOUTH Corp., 10.75%, 6/15/2016	325,000	341,250
IASIS Healthcare LLC, 8.75%, 6/15/2014	490,000	487,550
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	420,000	417,900
Sun Healthcare Group, Inc., 9.125%, 4/15/2015	420,000	405,300
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	515,000	396,550
The Cooper Companies, Inc., 7.125%, 2/15/2015	840,000	798,000
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	505,000	386,325
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	1,215,000	1,169,438

		12,363,050
Industrials 11.2%
Actuant Corp., 144A, 6.875%, 6/15/2017	335,000	330,813
Allied Security Escrow Corp., 11.375%, 7/15/2011	769,000	661,340
Allied Waste North America, Inc., 6.5%, 11/15/2010	280,000	280,000
American Color Graphics, Inc., 10.0%, 6/15/2010	850,000	375,063
American Color Graphics, Inc., 144A, Promissory Note due 6/15/2008 (f)	51,000	22,504
American Railcar Industries, Inc., 7.5%, 3/1/2014	420,000	369,600
ARAMARK Corp., 6.739% **, 2/1/2015	585,000	516,262
Baldor Electric Co., 8.625%, 2/15/2017 (b)	420,000	415,800
Belden, Inc., 7.0%, 3/15/2017	420,000	405,300
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	1,560,000	1,419,600
Building Materials Corp. of America, 7.75%, 8/1/2014	585,000	421,200
Cenveo Corp., 7.875%, 12/1/2013	572,000	463,320
Congoleum Corp., 8.625%, 8/1/2008 *	1,200,000	900,000

DRS Technologies, Inc.:
6.625%, 2/1/2016	210,000	205,275
6.875%, 11/1/2013	655,000	641,900
7.625%, 2/1/2018	1,450,000	1,450,000
Education Management LLC, 8.75%, 6/1/2014	430,000	363,350
Esco Corp.:
144A, 6.675% **, 12/15/2013	430,000	369,800
144A, 8.625%, 12/15/2013	730,000	708,100
General Cable Corp.:
7.104% **, 4/1/2015	505,000	435,562
7.125%, 4/1/2017 (b)	500,000	477,500
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	435,000	352,350
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	335,000	306,525
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	420,000	308,700
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	575,000	388,125
8.875%, 4/1/2012	1,495,000	829,725
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	605,000	558,112
7.625%, 12/1/2013	1,085,000	1,019,900
9.375%, 5/1/2012	1,065,000	1,099,612
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	380,000	385,700
9.5%, 10/1/2008	2,705,000	2,742,194
Mobile Services Group, Inc., 9.75%, 8/1/2014	775,000	724,625
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014 (b)	675,000	672,469
Panolam Industries International, Inc., 10.75%, 10/1/2013	265,000	205,375
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	1,560,000	975,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	112,000	118,720
RBS Global, Inc. & Rexnord Corp., 9.5%, 8/1/2014	370,000	345,950
Titan International, Inc., 8.0%, 1/15/2012	1,325,000	1,298,500
TransDigm, Inc., 7.75%, 7/15/2014	260,000	260,000
U.S. Concrete, Inc., 8.375%, 4/1/2014	470,000	368,950
United Rentals North America, Inc.:
6.5%, 2/15/2012	815,000	737,575
7.0%, 2/15/2014	1,095,000	859,575
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	250,000	229,375
Xerox Capital Trust I, 8.0%, 2/1/2027	315,000	310,941

		26,330,287
Information Technology 3.0%
Alion Science & Technology Corp., 10.25%, 2/1/2015	350,000	197,750
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	1,255,000	982,037
L-3 Communications Corp.:
5.875%, 1/15/2015	1,280,000	1,225,600
Series B, 6.375%, 10/15/2015	705,000	689,138
Lucent Technologies, Inc., 6.45%, 3/15/2029 (b)	1,410,000	1,008,150
MasTec, Inc., 7.625%, 2/1/2017	610,000	530,700
Sanmina-SCI Corp., 144A, 5.55% **, 6/15/2010	196,000	190,120
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	800,000	762,000
SunGard Data Systems, Inc., 10.25%, 8/15/2015	1,090,000	1,095,450
Vangent, Inc., 9.625%, 2/15/2015	350,000	280,875

		6,961,820
Materials 10.4%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	235,000	226,188
ARCO Chemical Co., 9.8%, 2/1/2020	3,790,000	3,183,600

Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014		850,000	580,125
Cascades, Inc., 7.25%, 2/15/2013		1,246,000	1,099,595
Chemtura Corp., 6.875%, 6/1/2016		720,000	640,800
Clondalkin Acquisition BV, 144A, 4.8% **, 12/15/2013		540,000	442,800
CPG International I, Inc., 10.5%, 7/1/2013		880,000	739,200
Exopack Holding Corp., 11.25%, 2/1/2014 (b)		1,415,000	1,294,725
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		665,000	705,731
GEO Specialty Chemicals, Inc., 144A, 10.698% **, 12/31/2009 (c)		3,044,000	2,279,195
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		295,000	272,875
9.5%, 12/1/2011		330,000	335,775
Hexcel Corp., 6.75%, 2/1/2015		1,735,000	1,678,612
Huntsman LLC, 11.625%, 10/15/2010		1,277,000	1,350,427
Innophos, Inc., 8.875%, 8/15/2014		190,000	184,300
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		1,145,000	993,288
Metals USA Holdings Corp., 10.83% **, 7/1/2012 (PIK)		565,000	420,925
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		200,000	135,000
Momentive Performance Materials, Inc., 9.75%, 12/1/2014 (b)		475,000	426,313
Mueller Water Products, Inc., 7.375%, 6/1/2017		245,000	211,313
NewMarket Corp., 7.125%, 12/15/2016		1,005,000	979,875
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	475,000	704,911
Pliant Corp., 11.625%, 6/15/2009 (PIK)		11	11
Radnor Holdings Corp., 11.0%, 3/15/2010 *		265,000	331
Rhodia SA, 144A, 7.326% **, 10/15/2013	EUR	475,000	652,418
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017		835,000	701,400
8.25%, 10/1/2012		620,000	558,775
8.375%, 7/1/2012		420,000	380,100
Steel Dynamics, Inc.:
6.75%, 4/1/2015		675,000	661,500
144A, 7.375%, 11/1/2012		155,000	156,550
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		905,000	892,556
The Mosaic Co., 144A, 7.625%, 12/1/2014		755,000	807,850
Witco Corp., 6.875%, 2/1/2026		360,000	241,200
Wolverine Tube, Inc., 10.5%, 4/1/2009		770,000	689,150

			24,627,414
Telecommunication Services 7.1%
BCM Ireland Preferred Equity Ltd., 144A, 11.355% **, 2/15/2017 (PIK)	EUR	494,173	519,199
Centennial Communications Corp.:
10.0%, 1/1/2013		995,000	925,350
10.125%, 6/15/2013		335,000	330,813
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		795,000	781,087
8.375%, 1/15/2014 (b)		450,000	421,875
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		900,000	852,750
Embratel, Series B, 11.0%, 12/15/2008 (b)		197,000	205,865
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		270,021	261,920
Intelsat Corp., 9.0%, 6/15/2016		330,000	332,475
Intelsat Jackson Holdings Ltd.:
9.25%, 6/15/2016		285,000	287,138
11.25%, 6/15/2016		860,000	871,825
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		700,000	705,250
iPCS, Inc., 5.364% **, 5/1/2013		200,000	154,000
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		975,000	897,000
Millicom International Cellular SA, 10.0%, 12/1/2013		1,645,000	1,743,700

Nortel Networks Ltd., 8.508% **, 7/15/2011		780,000	668,850
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014		170,000	157,675
Qwest Corp.:
7.25%, 9/15/2025		145,000	126,150
7.875%, 9/1/2011		415,000	413,962
Rural Cellular Corp., 9.875%, 2/1/2010		775,000	796,312
Stratos Global Corp., 9.875%, 2/15/2013		330,000	335,363
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013		1,710,000	1,780,537
US Unwired, Inc., Series B, 10.0%, 6/15/2012		980,000	908,950
Virgin Media Finance PLC:
8.75%, 4/15/2014	EUR	700,000	950,407
8.75%, 4/15/2014		990,000	888,525
West Corp., 9.5%, 10/15/2014		500,000	447,500

			16,764,478
Utilities 7.1%
AES Corp.:
8.0%, 10/15/2017		830,000	840,375
144A, 8.75%, 5/15/2013		1,504,000	1,564,160
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		2,355,000	2,543,400
CMS Energy Corp., 8.5%, 4/15/2011		1,030,000	1,094,035
Edison Mission Energy, 7.0%, 5/15/2017		760,000	756,200
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		1,240,000	1,252,400
Mirant Americas Generation LLC, 8.3%, 5/1/2011		610,000	622,200
Mirant North America LLC, 7.375%, 12/31/2013		300,000	303,000
NRG Energy, Inc.:
7.25%, 2/1/2014		1,560,000	1,540,500
7.375%, 2/1/2016		1,830,000	1,793,400
Regency Energy Partners LP, 8.375%, 12/15/2013		575,000	586,500
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		840,000	835,800
Sierra Pacific Resources:
6.75%, 8/15/2017		975,000	940,234
8.625%, 3/15/2014		200,000	210,012
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015		1,820,000	1,813,175

			16,695,391

Total Corporate Bonds (Cost $223,764,193)			200,557,620
Senior Loans** 7.0%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 4.236%, 4/2/2014		248,076	224,818
Aleris International, Inc., Term Loan B, LIBOR plus 2.375%, 4.861%, 12/14/2013		333,317	278,081
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 9.736%, 6/4/2010 *		700,000	35,000
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 5.736%, 4/11/2015		82,000	79,913
Term Loan B, LIBOR plus 3.25%, 5.736%, 4/11/2015		661,000	644,174
Buffets, Inc.:
Letter of Credit, 4.73%, 5/1/2013		147,980	81,981
Term Loan B, 9.954%, 1/13/2011		1,108,918	614,341
Charter Communications Operations:
Term Loan, LIBOR plus 2.0%, 4.486%, 3/6/2014		755,000	734,992
Term Loan B, LIBOR plus 3.25%, 5.736%, 4/27/2011		710,000	601,789
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 5.986%, 10/10/2014		3,795,488	3,451,882
Term Loan B3, LIBOR plus 3.5%, 5.986%, 10/10/2014		2,473,801	2,247,040
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.736%, 9/16/2013		250,025	206,271
Golden Nugget, 5.81%, 6/16/2014		460,000	340,400
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 4.486%, 3/26/2014		12,291	11,533

Term Loan B, LIBOR plus 2.0%, 4.486%, 3/26/2014	211,441	198,403
HCA, Inc., Term Loan A1, 6.33%, 11/18/2012	1,282,128	1,170,115
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 4.736%, 5/5/2013	706,396	661,657
Term Loan C2, LIBOR plus 2.25%, 4.736%, 5/5/2013	188,524	176,688
IASIS Healthcare LLC, 8.494%, 6/15/2014	411,444	337,384
Local TV on Satellite LLC, Term Loan B, LIBOR plus 2.25%, 4.736%, 5/7/2013	238,775	201,765
Longview Power LLC:
Demand Draw, 4.938%, 4/1/2014	105,000	91,612
Letter of Credit, 5.0%, 4/1/2014	30,000	26,175
Term Loan B, 5.0%, 4/1/2014	90,000	78,525
Rail America, Inc., 5.32%, 10/2/2008	720,000	689,400
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 4.736%, 9/30/2014	412,595	340,104
Symbion, Inc.:
Term Loan A, 6.494%, 8/23/2013	193,100	163,169
Term Loan B, 6.494%, 8/23/2014	193,100	163,169

Telesat Canada, Inc.:
Term Loan B, LIBOR plus 3.0%, 5.486%, 10/31/2014	880,693	819,596
8.09%, 9/1/2014	292,913	272,593
9.0%, 10/31/2008	1,285,000	1,060,125
Tribune Co., Term Loan B, 5.542%, 5/24/2014	835,725	565,159

Total Senior Loans (Cost $19,327,582)		16,567,854
	Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	95	0
DeCrane Aircraft Holdings, Inc., 144A, Expiration Date 9/30/2008*	1,350	0
New Asat (Finance) Ltd., Expiration Date 2/1/2011*	149,500	25,174

Total Warrants (Cost $1)		25,174
	Units	Value ($)

Other Investments 0.4%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $944,787)	1,100,000	877,250
	Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*	24,225	20,688
GEO Specialty Chemicals, Inc. 144A*	2,206	1,875

Total Common Stocks (Cost $290,952)		22,563
Convertible Preferred Stocks 0.0%
ION Media Networks:
Series AI, 144A, 12.0% *	30,000	450
Series B, 12.0% *	5,000	75
144A, 12.0% *	3	4,500

Total Preferred Stocks (Cost $46,019)		5,025
Securities Lending Collateral 3.7%
Daily Assets Fund Institutional, 3.25% (d) (e) (Cost $8,654,430)	8,654,430	8,654,430

	Cash Equivalents 5.4%
Cash Management QP Trust, 2.84% (d) (Cost $12,734,364)							12,734,364	12,734,364
							% of Net Assets	Value ($)

Total Investment Portfolio (Cost $265,762,328) †							101.5	239,444,280
Other Assets and Liabilities, Net							(1.5)	(3,540,708)

Net Assets							100.0	235,903,572

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
	Alliance Mortgage Cycle Loan	9.736%	6/4/2010	700,000	USD	700,000	35,000
	Congoleum Corp.	8.625%	8/1/2008	1,200,000	USD	1,021,050	900,000
	Quebecor World, Inc.	9.75%	1/15/2015	420,000	USD	420,000	201,600
	Radnor Holdings Corp.	11.0%	3/15/2010	265,000	USD	234,313	331
						2,375,363	1,136,931
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2008.

†

The cost for federal income tax purposes was $265,829,372. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $26,373,772. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $787,800 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,161,572.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $8,231,970 which is 3.5% of net assets.
(c)	Security has a deferred interest payment of $92,407 from April 1, 2006
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
(f)	Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 6/15/2008. This security is deemed to be non- income producing.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
At March 31, 2008 the Portfolio had unfunded loan commitments of $147,321 which could be extended at the option of the borrower, pursuant to the following loan agreement:
					Unfunded Loan			Unrealized

Borrower	Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015	81,795	79,913	(1,882)
Telesat Canada, Inc., Term Loan B, 10/31/2014	65,526	61,787	(3,739)
Total	$ 147,321	$ 141,700	$ (5,621)

At March 31, 2008, open credit default swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Portfolio	Underlying Debt Obligation	Net Unrealized Appreciation/ (Depreciation) ($)
10/3/2007 12/20/2008	430,000[1]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(14,220)
10/4/2007 12/20/2008	450,000[2]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(16,755)
10/22/2007 12/20/2008	845,000[3]	Fixed — 3.06%	General Motors Corp., 7.125%, 7/15/2013	(28,765)
10/4/2007 12/20/2008	430,000[4]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(13,904)
10/5/2007 12/20/2008	255,000[1]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(8,156)
10/20/2007 12/20/2008	845,000[3]	Fixed — 3.05%	Ford Motor Co., 6.5%, 8/1/2018	(27,619)
11/21/2007 12/20/2008	430,000[5]	Fixed — 4.02%	Tenet Healthcare Corp., 7.375%, 2/1/2013	433
12/5/2007 12/20/2008	535,000[3]	Fixed — 2.9%	Tenet Healthcare Corp., 7.375%, 2/1/2013	(3,037)
1/28/2008 3/20/2009	550,000[3]	Fixed — 2.65%	HCA, Inc., 7.7%, 3/20/2009	(15,661)
2/19/2008 3/20/2009	405,000[5]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	3,749
2/26/2008 3/20/2009	430,000[5]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	3,640
10/23/2007 12/20/2008	485,000[6]	Fixed — 4.65%	Ford Motor Co., 6.5%, 8/1/2018	(41,296)
12/13/2007 12/20/2009	400,000[5]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(26,103)
1/29/2008 3/20/2013	330,000[3]	Fixed — 3.0%	HCA, Inc., 7.7%, 3/20/2009	(5,316)
Total net unrealized depreciation				(193,010)

Counterparties:
1	JPMorgan Chase
2	Citigroup Global Markets, Inc.
3	Lehman Brothers, Inc.

4	Goldman Sachs & Co.
5	Merrill Lynch, Pierce, Fenner & Smith, Inc.
6	Morgan Stanley Co., Inc.

As of March 31, 2008, the Portfolio had the following open forward currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
EUR	2,639,000	USD	4,003,469	4/7/2008	(161,851)

Currency Abbreviations
EUR	Euro	USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 21,388,794	$ -
Level 2 - Other Significant	217,985,246	(360,482)
Observable Inputs
Level 3 - Significant	70,240	-
Unobservable Inputs
Total	$ 239,444,280	$ (360,482)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward foreign currency exchange contracts, unfunded loan commitments and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the Fund’s assets in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2008:

Investments in Securities at Market Value
Balance as of January 1, 2008	$ 22,466
Total realized gains or losses	-
Change in unrealized appreciation (depreciation)	(3,226)
Net purchases (sales)	51,000
Net transfers in (out) of Level 3	-
Balance as of March 31, 2008	$ 70,240

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS International Select Equity VIP

	Shares	Value ($)

Common Stocks 92.2%
Australia 1.7%
Leighton Holdings Ltd. (a) (Cost $3,416,819)	93,000	3,655,489
Austria 2.5%
Erste Bank der oesterreichischen Sparkassen AG	28,238	1,837,715
Wienerberger AG	68,164	3,639,704

(Cost $5,846,419)		5,477,419
Belgium 2.6%
InBev NV	40,000	3,526,645
KBC Groep NV	17,100	2,217,067

(Cost $5,334,966)		5,743,712
Brazil 1.9%
Banco Bradesco SA (ADR) (Preferred) (a)	92,800	2,576,128
Petroleo Brasileiro SA (ADR)	15,300	1,562,283

(Cost $4,451,525)		4,138,411
Canada 2.4%
Potash Corp. of Saskatchewan, Inc.	26,900	4,179,989
Shoppers Drug Mart Corp.	23,400	1,184,077

(Cost $4,613,735)		5,364,066
China 1.0%
China Infrastructure Machinery Holdings Ltd. (Cost $4,187,893)	2,780,000	2,115,568
Denmark 1.0%
Novo Nordisk AS "B" (Cost $2,148,663)	31,900	2,182,762
Egypt 1.6%
Orascom Construction Industries (GDR) (REG S) (Cost $4,275,263)	23,800	3,565,472
Finland 4.3%
Nokia Oyj	98,700	3,139,995
Nokian Renkaat Oyj	147,200	6,281,488

(Cost $5,592,928)		9,421,483
France 2.5%
BNP Paribas	21,565	2,179,248
Societe Generale	34,264	3,349,172

(Cost $5,667,760)		5,528,420
Germany 8.5%
Bayer AG	66,011	5,287,329
Deutsche Boerse AG	13,800	2,225,366
E.ON AG	23,538	4,355,442
Gerresheimer AG*	63,816	3,210,595
Linde AG	25,900	3,661,102

(Cost $12,890,859)		18,739,834

Greece 1.0%
National Bank of Greece SA (Cost $1,572,391)	40,600	2,155,547
Hong Kong 4.3%
Esprit Holdings Ltd.	537,500	6,444,784
Wharf Holdings Ltd.	634,375	3,019,796

(Cost $9,208,858)		9,464,580
India 2.1%
Bharti Airtel Ltd.*	197,284	4,035,957
ICICI Bank Ltd.	26,000	502,241

(Cost $5,207,399)		4,538,198
Italy 1.7%
Intesa Sanpaolo (Cost $3,789,128)	544,000	3,844,297
Japan 13.4%
Canon, Inc.	114,600	5,310,610
Japan Tobacco, Inc.	913	4,577,712
Komatsu Ltd.	144,000	4,083,736
Mitsubishi Corp.	111,200	3,426,681
Nintendo Co., Ltd.	7,900	4,092,488
Suzuki Motor Corp.	199,000	5,038,124
Terumo Corp.	55,700	2,914,012

(Cost $26,892,304)		29,443,363
Kazakhstan 1.0%
KazMunaiGas Exploration Production (GDR) 144A (Cost $1,437,000)	84,200	2,109,210
Mexico 1.6%
Empresas ICA SAB de CV*	170,500	1,017,129
Grupo Financiero Banorte SAB de CV "O"	551,900	2,390,603

(Cost $3,152,041)		3,407,732
Norway 1.8%
StatoilHydro ASA (Cost $3,630,129)	134,200	4,035,284
Russia 5.0%
Gazprom (ADR) (b)	70,200	3,583,000
Gazprom (ADR) (b)	17,250	879,750
Sberbank*	759,017	2,375,723
Uralkali (GDR) 144A*	99,900	4,095,900

(Cost $10,263,383)		10,934,373
Spain 5.1%
Iberdrola SA	312,442	4,843,886
Telefonica SA	223,062	6,409,291

(Cost $9,017,561)		11,253,177
Switzerland 8.6%
Compagnie Financiere Richemont SA "A" (Unit)	46,389	2,605,057
Lonza Group AG (Registered) (a)	36,594	4,856,928
Nestle SA (Registered)	8,473	4,235,757
Roche Holding AG (Genusschein)	18,025	3,393,897
Xstrata PLC	53,359	3,736,570

(Cost $13,715,134)		18,828,209
United Arab Emirates 0.7%
DP World Ltd.*	389,297	369,832

Emaar Properties*	403,162	1,202,043

(Cost $1,813,338)		1,571,875
United Kingdom 15.9%
3i Group PLC	272,661	4,490,762
AMEC PLC	569,188	8,171,527
Babcock International Group PLC	235,234	2,667,657
BG Group PLC	159,721	3,698,790
HSBC Holdings PLC (Registered)	240,253	3,956,947
Intertek Group PLC	135,706	2,779,020
Prudential PLC	236,373	3,121,217
Standard Chartered PLC	86,568	2,957,618
Vedanta Resources PLC	75,507	3,140,075

(Cost $34,005,532)		34,983,613

Total Common Stocks (Cost $182,131,028)		202,502,094
Preferred Stocks 2.1%
Germany
Porsche Automobil Holding SE (Cost $2,654,987)	24,575	4,509,935
Participatory Note 0.4%
Merrill Lynch Pioneers Index (issuer Merrill Lynch International), Expiration Date 2/1/2010 * (Cost $1,013,002)	10,200	944,928
Securities Lending Collateral 3.4%
Daily Assets Fund Institutional, 3.25% (c) (d) (Cost $7,488,439)	7,488,439	7,488,439
Cash Equivalents 1.6%
Cash Management QP Trust, 2.84% (c) (Cost $3,610,251)	3,610,251	3,610,251
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $196,897,707)†	99.7	219,055,647
Other Assets and Liabilities, Net	0.3	632,554

Net Assets	100.0	219,688,201

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $197,744,122. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $21,311,525. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,556,402 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,244,877.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $7,276,733 which is 3.3% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

At March 31, 2008 the DWS International Select Equity VIP had the following sector diversification:

		As a % of Common,
		Preferred Stocks and
Sector	Market Value ($)	Participatory Notes
Financials	45,346,418	21.8%
Industrials	35,491,814	17.1%
Consumer Discretionary	24,879,389	12.0%
Materials	24,100,965	11.6%
Health Care	16,558,194	8.0%
Energy	15,868,317	7.6%
Consumer Staples	13,524,191	6.5%
Information Technology	12,543,093	6.0%
Telecommunication Services	10,445,248	5.0%
Utilities	9,199,328	4.4%
Total	207,956,957	100.0%

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 29,416,577
Level 2 - Other Significant	189,639,070
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 219,055,647

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Janus Growth & Income VIP

	Shares	Value ($)

Common Stocks 96.3%
Consumer Discretionary 13.3%
Automobiles 0.8%
Bayerische Motoren Werke (BMW) AG	22,630	1,249,503
Hotels Restaurants & Leisure 3.6%
Crown Ltd.*	41,855	402,563
Melco PBL Entertainment (Macau) Ltd. (ADR)* (a)	248,720	2,830,433
MGM MIRAGE*	10,600	622,962
Starwood Hotels & Resorts Worldwide, Inc.	29,880	1,546,290

		5,402,248
Household Durables 0.3%
Sony Corp. (ADR)	12,465	499,473
Internet & Catalog Retail 0.4%
Liberty Media Corp. - Interactive "A"* (a)	37,580	606,541
Media 3.2%
British Sky Broadcasting Group PLC	233,046	2,582,624
Comcast Corp. "A"* (a)	22,770	440,372
Lamar Advertising Co. "A" (a)	21,540	773,932
News Corp. "B"	54,275	1,033,396

		4,830,324
Multiline Retail 1.6%
Nordstrom, Inc. (a)	73,700	2,402,620
Specialty Retail 2.8%
Esprit Holdings Ltd.	137,325	1,646,567
PETsMART, Inc. (a)	26,210	535,733
Tiffany & Co.	47,195	1,974,639

		4,156,939
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc. "B"	12,450	846,600
Consumer Staples 16.7%
Beverages 2.7%
InBev NV	37,385	3,296,091
The Coca-Cola Co.	12,465	758,744

		4,054,835
Food & Staples Retailing 3.4%
CVS Caremark Corp.	127,510	5,165,430
Food Products 4.0%
Archer-Daniels-Midland Co.	14,515	597,437
Nestle SA (ADR) (Registered)	19,905	2,490,115
Nestle SA (Registered)	4,950	2,474,566
TreeHouse Foods, Inc.*	23,095	527,952

		6,090,070
Household Products 3.4%
Procter & Gamble Co.	52,960	3,710,907

Reckitt Benckiser Group PLC	25,098	1,390,049

		5,100,956
Personal Products 1.0%
Avon Products, Inc.	37,425	1,479,785
Tobacco 2.2%
Altria Group, Inc.	46,045	1,022,199
Philip Morris International, Inc.*	46,045	2,328,956

		3,351,155
Energy 13.7%
Energy Equipment & Services 0.4%
Halliburton Co.	17,815	700,664
Oil, Gas & Consumable Fuels 13.3%
EnCana Corp.	69,328	5,251,596
EOG Resources, Inc.	19,025	2,283,000
ExxonMobil Corp.	27,235	2,303,536
Hess Corp.	62,544	5,515,130
Suncor Energy, Inc.	26,778	2,588,188
Valero Energy Corp.	42,390	2,081,773

		20,023,223
Financials 8.4%
Capital Markets 2.3%
Goldman Sachs Group, Inc.	21,170	3,501,306
Consumer Finance 2.7%
American Express Co.	93,400	4,083,448
Diversified Financial Services 1.4%
JPMorgan Chase & Co.	47,835	2,054,513
Real Estate Management & Development 0.4%
Hang Lung Properties Ltd.	184,725	660,192
Thrifts & Mortgage Finance 1.6%
Fannie Mae (a)	90,215	2,374,459
Health Care 10.8%
Biotechnology 2.2%
Celgene Corp.* (a)	12,505	766,432
Genentech, Inc.*	31,535	2,560,011

		3,326,443
Health Care Equipment & Supplies 2.6%
Alcon, Inc.	14,940	2,125,215
Medtronic, Inc.	23,660	1,144,434
Nobel Biocare Holding AG (Bearer) (a)	2,485	578,451

		3,848,100
Health Care Providers & Services 2.1%
Coventry Health Care, Inc.*	38,370	1,548,229
Pediatrix Medical Group, Inc.*	24,040	1,620,296

		3,168,525
Pharmaceuticals 3.9%
Merck & Co., Inc.	50,325	1,909,834
Roche Holding AG (Genusschein)	16,941	3,189,793
Wyeth	18,835	786,549

		5,886,176

Industrials 6.4%
Aerospace & Defense 2.7%
BAE Systems PLC (ADR) (a)	30,000	1,169,250
Boeing Co.	20,725	1,541,318
Empresa Brasiliera de Aeronautica SA (ADR)	35,993	1,422,084

		4,132,652
Air Freight & Logistics 0.5%
United Parcel Service, Inc. "B"	9,170	669,593
Electrical Equipment 0.8%
JA Solar Holdings Co., Ltd. (ADR)*	14,100	262,260
Suntech Power Holdings Co., Ltd. (ADR)*	24,667	1,000,494

		1,262,754
Industrial Conglomerates 1.6%
General Electric Co.	45,290	1,676,183
Siemens AG (Registered)	6,225	675,556

		2,351,739
Machinery 0.8%
Danaher Corp.	8,700	661,461
Watts Water Technologies, Inc. "A" (a)	18,880	529,206

		1,190,667
Information Technology 23.8%
Communications Equipment 5.2%
Corning, Inc.	125,977	3,028,487
Nokia Oyj (ADR)	78,398	2,495,408
QUALCOMM, Inc.	39,185	1,606,585
Research In Motion Ltd.*	6,245	700,877

		7,831,357
Computers & Peripherals 3.8%
Apple, Inc.*	15,824	2,270,744
Dell, Inc.*	27,085	539,533
EMC Corp.*	206,440	2,960,350

		5,770,627
Internet Software & Services 3.7%
eBay, Inc.*	69,925	2,086,562
Google, Inc. "A"*	7,884	3,472,665

		5,559,227
IT Services 2.0%
Infosys Technologies Ltd. (ADR) (a)	27,424	980,957
Satyam Computer Services, Ltd. (ADR) (a)	27,424	619,508
Western Union Co.	67,775	1,441,574

		3,042,039
Semiconductors & Semiconductor Equipment 5.2%
ASML Holding NV (NY Registered Shares)* (a)	57,272	1,420,918
KLA-Tencor Corp. (a)	32,210	1,194,991
Samsung Electronics Co., Ltd. (GDR) 144A	9,834	3,070,666
Texas Instruments, Inc.	78,495	2,219,054

		7,905,629
Software 3.9%
Electronic Arts, Inc.*	24,965	1,246,253
Microsoft Corp.	75,295	2,136,872
Oracle Corp.*	124,795	2,440,990

		5,824,115

Materials 2.5%
Chemicals 2.0%
Potash Corp. of Saskatchewan, Inc.	6,255	970,838
Syngenta AG (ADR)	33,680	1,970,617

		2,941,455
Paper & Forest Products 0.5%
Weyerhaeuser Co.	11,845	770,399
Telecommunication Services 0.4%
Wireless Telecommunication Services
American Tower Corp. "A"*	13,855	543,255
Utilities 0.3%
Water Utilities
Aqua America, Inc. (a)	25,600	480,768

Total Common Stocks (Cost $128,546,834)		145,139,804
Preferred Stocks 0.7%
Fannie Mae, 8.25%	25,055	602,573
Freddie Mac, Series Z, 8.375%	19,750	481,900

Total Preferred Stocks (Cost $1,138,939)		1,084,473
	Principal Amount ($)	Value ($)

Corporate Bonds 0.5%
Energy
Suntech Power Holdings Co., Ltd., 144A (ADR), 3.0%, 3/15/2013 (Cost $623,000)	623,000	757,724
Government & Agency Obligation 1.6%
US Treasury Obligation
US Treasury Note, 2.125%, 1/31/2010 (a) (Cost $2,328,769)	2,326,000	2,345,808
	Shares	Value ($)

Securities Lending Collateral 7.7%
Daily Assets Institutional, 3.25% (b) (c) (Cost $11,572,644)	11,572,644	11,572,644
Cash Equivalents 1.0%
Cash Management QP Trust, 2.84% (b) (Cost $1,485,421)	1,485,421	1,485,421
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $145,695,607) †	107.8	162,385,874
Other Assets and Liabilities, Net	(7.8)	(11,737,420)

Net Assets	100.0	150,648,454

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $146,192,788. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $16,193,086. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,304,573 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,111,487.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $11,365,777 which is 7.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

As of March 31, 2008, the Portfolio had the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver			In Exchange For	Date	Depreciation ( $)
CHF	1,355,000	USD	1,238,121	5/2/2008	(126,546)
EUR	915,000	USD	1,358,592	5/2/2008	(84,327)
EUR	200,000	USD	284,195	5/14/2008	(30,996)
CHF	925,000	USD	841,123	8/14/2008	(89,779)
Total unrealized depreciation					(331,648)

Currecy Abbreviations

CHF	Swiss Franc	USD	United States Dollar
EUR	Euro

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 141,136,389	$ -
Level 2 - Other Significant	21,249,485	(331,648)
Observable Inputs
Level 3 - Significant	-	-
Unobservable Inputs
Total	$ 162,385,874	$ (331,648)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Large Cap Value VIP

	Shares	Value ($)

Common Stocks 90.0%
Consumer Discretionary 4.4%
Distributors 0.5%
Genuine Parts Co.	26,845	1,079,706
Hotels Restaurants & Leisure 1.4%
McDonald's Corp.	51,964	2,898,032
Household Durables 0.6%
Centex Corp.	51,867	1,255,700
Media 1.3%
Gannett Co., Inc.	92,934	2,699,732
Specialty Retail 0.6%
Office Depot, Inc.*	113,416	1,253,247
Consumer Staples 9.6%
Food & Staples Retailing 2.1%
CVS Caremark Corp.	110,241	4,465,863
Food Products 4.2%
General Mills, Inc.	60,264	3,608,608
Kraft Foods, Inc. "A"	92,482	2,867,867
Sara Lee Corp.	171,740	2,400,925

		8,877,400
Tobacco 3.3%
Altria Group, Inc.	60,632	1,346,030
Philip Morris International, Inc.*	60,632	3,066,767
Reynolds American, Inc. (a)	41,659	2,459,131

		6,871,928
Energy 24.2%
Energy Equipment & Services 5.7%
ENSCO International, Inc.	44,227	2,769,495
Halliburton Co.	137,989	5,427,107
Noble Corp.	75,319	3,741,095

		11,937,697
Oil, Gas & Consumable Fuels 18.5%
Cameco Corp.	76,148	2,508,315
Chevron Corp.	25,992	2,218,677
ConocoPhillips	45,241	3,447,817
Devon Energy Corp.	51,473	5,370,178
ExxonMobil Corp.	50,320	4,256,065
Hess Corp.	29,137	2,569,301
Marathon Oil Corp.	67,416	3,074,170
Nexen, Inc.	84,134	2,491,208
Noble Energy	65,930	4,799,704
Occidental Petroleum Corp.	42,918	3,140,310
Suncor Energy, Inc.	51,221	4,935,143

		38,810,888

Financials 13.7%
Capital Markets 1.3%
Bank of New York Mellon Corp.	68,259	2,848,448
Commercial Banks 4.6%
BB&T Corp. (a)	33,374	1,069,970
Canadian Imperial Bank of Commerce	40,277	2,593,839
Comerica, Inc.	56,873	1,995,105
Synovus Financial Corp.	178,128	1,970,096
US Bancorp.	33,610	1,087,619
Zions Bancorp.	19,625	893,919

		9,610,548
Insurance 7.8%
Aflac, Inc.	35,048	2,276,368
Allstate Corp.	81,582	3,920,831
Genworth Financial, Inc. "A"	102,118	2,311,951
Hartford Financial Services Group, Inc.	28,767	2,179,675
Loews Corp.	83,926	3,375,504
MetLife, Inc.	37,591	2,265,234

		16,329,563
Health Care 8.3%
Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	36,825	2,129,222
Health Care Providers & Services 0.9%
WellPoint, Inc.*	42,077	1,856,858
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.*	46,725	2,655,849
Pharmaceuticals 5.1%
Abbott Laboratories	42,402	2,338,470
Merck & Co., Inc.	37,457	1,421,493
Pfizer, Inc.	115,834	2,424,406
Teva Pharmaceutical Industries Ltd. (ADR)	46,505	2,148,066
Wyeth	59,011	2,464,299

		10,796,734
Industrials 6.4%
Aerospace & Defense 4.4%
Honeywell International, Inc.	65,477	3,694,213
Raytheon Co.	42,553	2,749,349
United Technologies Corp.	39,805	2,739,380

		9,182,942
Industrial Conglomerates 0.8%
General Electric Co.	45,000	1,665,450
Machinery 1.2%
Dover Corp.	63,122	2,637,237
Information Technology 2.8%
Computers & Peripherals 1.3%
Brocade Communications Systems, Inc.*	384,792	2,808,981
Semiconductors & Semiconductor Equipment 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	295,943	3,039,335

Materials 4.0%
Chemicals 2.8%
Air Products & Chemicals, Inc.	40,200	3,698,400
Dow Chemical Co.	60,004	2,211,147

		5,909,547
Containers & Packaging 1.2%
Sonoco Products Co.	85,407	2,445,203
Telecommunication Services 4.4%
Diversified Telecommunication Services
AT&T, Inc.	140,480	5,380,384
BCE, Inc.	112,734	3,802,518

		9,182,902
Utilities 12.2%
Electric Utilities 10.4%
Allegheny Energy, Inc.	69,220	3,495,610
Duke Energy Corp.	150,959	2,694,618
Entergy Corp.	26,673	2,909,491
Exelon Corp.	65,184	5,297,504
FirstEnergy Corp.	54,502	3,739,927
FPL Group, Inc.	58,947	3,698,335

		21,835,485
Multi-Utilities 1.8%
PG&E Corp.	106,177	3,909,437

Total Common Stocks (Cost $172,192,909)		188,993,934
Securities Lending Collateral 1.0%
Daily Assets Fund Institutional, 3.25% (b) (c) (Cost $1,989,500)	1,989,500	1,989,500
Cash Equivalents 3.1%
Cash Management QP Trust, 2.84% (b) (Cost $6,495,636)	6,495,636	6,495,636
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $180,678,045) †	94.1	197,479,070
Other Assets and Liabilities, Net	5.9	12,469,397

Net Assets	100.0	209,948,467

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $182,701,744. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $14,777,326. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $25,911,872 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,134,546.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $1,906,280 which is 0.9% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 197,479,070
Level 2 - Other Significant	- -
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 197,479,070

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 99.6%
Consumer Discretionary 19.6%
Diversified Consumer Services 0.8%
Strayer Education, Inc. (a)	2,200	335,500
Hotels Restaurants & Leisure 2.3%
Darden Restaurants, Inc.	14,700	478,485
Starwood Hotels & Resorts Worldwide, Inc.	9,500	491,625

		970,110
Specialty Retail 15.0%
American Eagle Outfitters, Inc.	19,300	337,943
Chico's FAS, Inc.* (a)	49,100	349,101
Children's Place Retail Stores, Inc.*	24,700	606,632
Guess?, Inc. (a)	40,900	1,655,223
Tiffany & Co. (a)	18,000	753,120
Urban Outfitters, Inc.* (a)	83,200	2,608,320

		6,310,339
Textiles, Apparel & Luxury Goods 1.5%
Phillips-Van Heusen Corp.	16,600	629,472
Consumer Staples 2.4%
Food & Staples Retailing 1.0%
Whole Foods Market, Inc. (a)	12,300	405,531
Personal Products 1.4%
Herbalife Ltd. (a)	12,800	608,000
Energy 14.4%
Energy Equipment & Services 5.8%
FMC Technologies, Inc.* (a)	14,100	802,149
National-Oilwell Varco, Inc.* (a)	14,000	817,320
Rowan Companies, Inc. (a)	20,350	838,013

		2,457,482
Oil, Gas & Consumable Fuels 8.6%
Southwestern Energy Co.* (a)	56,600	1,906,854
Ultra Petroleum Corp.* (a)	21,830	1,691,825

		3,598,679
Financials 8.6%
Capital Markets 7.5%
Affiliated Managers Group, Inc.*	14,510	1,316,637
E*TRADE Financial Corp.* (a)	91,100	351,646
T. Rowe Price Group, Inc. (a)	16,700	835,000
Waddell & Reed Financial, Inc. "A" (a)	20,700	665,091

		3,168,374
Real Estate Management & Development 1.1%
Jones Lang LaSalle, Inc. (a)	5,800	448,572

Health Care 11.1%
Health Care Providers & Services 4.7%
Pediatrix Medical Group, Inc.*	23,200	1,563,680
WellCare Health Plans, Inc.* (a)	10,000	389,500

		1,953,180
Life Sciences Tools & Services 4.9%
Covance, Inc.*	13,000	1,078,610
Pharmaceutical Product Development, Inc.	23,400	980,460

		2,059,070
Pharmaceuticals 1.5%
Mylan, Inc. (a)	53,700	622,920
Industrials 16.4%
Aerospace & Defense 2.0%
BE Aerospace, Inc.*	24,400	852,780
Commercial Services & Supplies 1.8%
Huron Consulting Group, Inc.* (a)	6,800	282,540
Robert Half International, Inc. (a)	17,600	453,024

		735,564
Construction & Engineering 1.0%
Aecom Technology Corp.* (a)	16,200	421,362
Electrical Equipment 3.6%
General Cable Corp.* (a)	8,500	502,095
Roper Industries, Inc. (a)	17,150	1,019,396

		1,521,491
Industrial Conglomerates 1.7%
McDermott International, Inc.*	13,200	723,624
Machinery 6.3%
Harsco Corp.	9,600	531,648
Manitowoc Co., Inc. (a)	14,400	587,520
Oshkosh Truck Corp. (a)	15,180	550,731
Terex Corp.*	15,680	980,000

		2,649,899
Information Technology 17.1%
Communications Equipment 4.3%
F5 Networks, Inc.* (a)	41,700	757,689
Foundry Networks, Inc.* (a)	64,000	741,120
Riverbed Technology, Inc.* (a)	19,800	294,228

		1,793,037
IT Services 0.9%
Alliance Data Systems Corp.* (a)	8,100	384,831
Semiconductors & Semiconductor Equipment 4.5%
MEMC Electronic Materials, Inc.*	16,800	1,191,120
Tessera Technologies, Inc.*	34,300	713,440

		1,904,560
Software 7.4%
Activision, Inc.*	47,800	1,305,418
Blackboard, Inc.*	13,200	439,956
Citrix Systems, Inc.*	13,800	404,754
FactSet Research Systems, Inc. (a)	17,900	964,273

		3,114,401

Materials 3.5%
Metals & Mining
Allegheny Technologies, Inc.	6,000	428,160
Gerdau Ameristeel Corp.	73,000	1,030,030

		1,458,190
Telecommunication Services 6.5%
Wireless Telecommunication Services
Crown Castle International Corp.* (a)	21,100	727,739
NII Holdings, Inc.* (a)	29,060	923,527
SBA Communications Corp. "A"* (a)	36,400	1,085,812

		2,737,078

Total Common Stocks (Cost $36,592,869)		41,864,046
Securities Lending Collateral 41.1%
Daily Assets Fund Institutional, 3.25% (b) (c) (Cost $17,260,181)	17,260,181	17,260,181
Cash Equivalents 0.7%
Cash Management QP Trust, 2.84% (b) (Cost $318,727)	318,727	318,727
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $54,171,777) †	141.4	59,442,954
Other Assets and Liabilities, Net	(41.4)	(17,404,676)

Net Assets	100.0	42,038,278

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $54,171,777. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $5,271,177. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,844,158 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,572,981.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $17,099,774 which is 40.7% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 59,442,954
Level 2 - Other Significant	-
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 59,442,954

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Moderate Allocation VIP

	Shares	Value ($)

Equity Funds 53.5%
DWS Blue Chip VIP "A"	2,577	27,083
DWS Capital Growth VIP "A"	67,367	1,287,383
DWS Davis Venture Value VIP "A"	222,887	2,549,831
DWS Dreman High Return Equity VIP "A"	4,949	51,029
DWS Dreman Small Mid Cap Value VIP "A"	77,472	831,271
DWS Global Opportunities VIP "A"	3,103	50,336
DWS Global Thematic VIP "A"	57,369	585,167
DWS Growth & Income VIP "A"	269,363	2,602,042
DWS Health Care VIP "A"	85,335	1,156,289
DWS International Select Equity VIP "A"	1,457	16,131
DWS International VIP "A"	207,071	2,820,305
DWS Large Cap Value VIP "A"	334,896	4,367,040
DWS Mid Cap Growth VIP "A"	2,469	29,426
DWS RREEF Real Estate Securities VIP "A"	27,193	444,611
DWS Small Cap Growth VIP "A"	75,718	945,718
DWS Technology VIP "A"	82,015	729,111

Total Equity Funds (Cost $22,018,832)		18,492,773
Fixed Income – Bond Funds 34.5%
DWS Core Fixed Income VIP "A"	1,007,278	10,888,680
DWS Government & Agency Securities VIP "A"	55	663
DWS High Income VIP "A"	156,224	1,054,511

Total Fixed Income – Bond Funds (Cost $12,942,737)		11,943,854
Fixed Income – Money Market Fund 1.2%
Cash Management QP Trust (Cost $416,030)	416,030	416,030
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $35,377,599) †	89.2	30,852,657
Other Assets and Liabilities, Net	10.8	3,719,746

Net Assets	100.0	34,572,403

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $35,399,764. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $4,547,107. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,863 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,550,970.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 30,852,657
Level 2 - Other Significant	-
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 30,852,657

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Money Market VIP

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 29.4%
ABN AMRO Bank NV:
2.525%, 6/18/2008	4,000,000	4,000,043
2.99%, 6/16/2008	7,500,000	7,499,984
Banco Santander SA:
4.22%, 6/16/2008	6,800,000	6,800,987
4.36%, 4/11/2008	1,250,000	1,250,021
Bank of Scotland PLC, 3.02%, 5/15/2008	2,000,000	2,000,000
Barclays Bank PLC:
3.15%, 7/30/2008	3,800,000	3,800,000
5.2%, 4/9/2008	1,800,000	1,800,000
BNP Paribas, 4.4%, 7/7/2008	1,750,000	1,750,046
Calyon:
3.85%, 4/22/2008	3,000,000	3,001,089
4.03%, 7/14/2008	1,250,000	1,250,000
4.38%, 4/10/2008	3,800,000	3,800,309
Citibank NA, 3.01%, 5/15/2008	2,500,000	2,500,000
Credit Agricole SA, 3.1%, 5/2/2008	4,000,000	4,000,068
Credit Industriel et Commercial:
2.665%, 6/19/2008	4,000,000	4,000,044
3.41%, 4/1/2008	4,000,000	4,000,000
4.135%, 4/15/2008	5,000,000	5,000,010
4.615%, 4/7/2008	3,700,000	3,700,003
JPMorgan Chase Bank NA:
2.8%, 8/11/2008	2,000,000	2,000,000
3.05%, 4/25/2008	6,000,000	6,000,000
4.75%, 6/10/2008	1,900,000	1,900,000
Landesbank Hessen-Thuringen Girozentrale, 3.1%, 5/5/2008	3,800,000	3,800,000
Metropolitan Life Global Funding I, 144A, 3.8%, 1/20/2009	750,000	750,000
Mizuho Corporate Bank Ltd.:
3.05%, 5/14/2008	4,000,000	4,000,683
3.11%, 4/1/2008	1,200,000	1,200,000
3.35%, 4/24/2008	7,000,000	7,000,000
Natixis, 3.1%, 5/23/2008	8,000,000	8,000,000
Norinchukin Bank Ltd.:
4.37%, 4/11/2008	5,500,000	5,500,000
4.59%, 4/7/2008	3,900,000	3,900,957
Toronto-Dominion Bank, 2.68%, 8/18/2008	2,000,000	2,001,980
UBS AG:
3.33%, 5/23/2008	1,200,000	1,200,000
4.03%, 7/11/2008	6,000,000	6,000,495
4.3%, 7/8/2008	4,000,000	4,000,000

Total Certificates of Deposit and Bank Notes (Cost $117,406,719)		117,406,719
Commercial Paper 43.4%
Issued at Discount** 36.3%
Astrazeneca PLC:
2.26%, 9/29/2008	2,200,000	2,175,002

2.88%, 8/20/2008	1,500,000	1,483,080
3.67%, 7/17/2008	2,000,000	1,978,184
4.95%, 4/7/2008	2,750,000	2,747,731
Bank of America Corp., 4.865%, 4/11/2008	2,000,000	1,997,297
Bank of Scotland PLC, 2.55%, 6/18/2008	4,000,000	3,977,900
CBA (Delaware) Finance, Inc., 2.88%, 5/30/2008	3,000,000	2,985,840
Eksportfinans AS, 4.61%, 4/21/2008	6,000,000	5,984,633
General Electric Capital Corp.:
2.75%, 9/19/2008	2,000,000	1,973,875
3.0%, 5/27/2008	2,000,000	1,990,667
Giro Balanced Funding Corp.:
3.265%, 4/4/2008	2,000,000	1,999,456
3.49%, 4/11/2008	3,800,000	3,796,316
Greenwich Capital Holdings, Inc.:
3.34%, 4/24/2008	3,600,000	3,592,318
3.8%, 5/23/2008	500,000	497,256
4.81%, 5/28/2008	1,800,000	1,786,291
International Lease Finance Corp., 2.85%, 5/19/2008	3,000,000	2,988,600
JPMorgan Chase & Co., 2.49%, 9/29/2008	3,300,000	3,258,687
KBC Financial Products International Ltd., 2.975%, 8/19/2008	3,000,000	2,965,292
Liberty Street Funding LLC:
3.15%, 4/18/2008	8,000,000	7,988,100
3.17%, 4/23/2008	5,000,000	4,990,314
3.2%, 4/11/2008	3,000,000	2,997,333
Nestle Capital Corp.:
2.49%, 12/17/2008	1,500,000	1,473,025
4.3%, 10/31/2008	500,000	487,279
Nissan Motor Acceptance Corp., 3.3%, 4/9/2008	1,000,000	999,267
Old Line Funding LLC:
3.12%, 4/11/2008	5,000,000	4,995,667
3.12%, 5/30/2008	1,500,000	1,492,330
3.18%, 4/11/2008	2,858,000	2,855,475
Perry Global Funding LLC, 4.4%, 4/2/2008	5,000,000	4,999,389
Pfizer, Inc.:
2.685%, 8/6/2008	2,050,000	2,030,582
4.4%, 5/14/2008	2,500,000	2,486,861
4.41%, 5/16/2008	1,000,000	994,487
4.53%, 4/28/2008	1,800,000	1,793,884
Ranger Funding Co., LLC, 3.25%, 4/10/2008	3,000,000	2,997,562
Royal Bank of Scotland Group PLC, 4.19%, 7/10/2008	4,200,000	4,151,117
Scaldis Capital LLC:
2.95%, 4/25/2008	6,000,000	5,988,200
3.07%, 4/28/2008	4,000,000	3,990,790
Scotiabanc, Inc., 3.02%, 5/13/2008	750,000	747,358
Societe Generale North America, Inc.:
3.15%, 7/22/2008	2,054,000	2,033,871
3.88%, 4/15/2008	3,800,000	3,794,266
Starbird Funding Corp., 3.15%, 4/23/2008	3,800,000	3,792,685
Thunder Bay Funding LLC, 3.12%, 4/11/2008	5,000,000	4,995,667
Toyota Motor Credit Corp.:
3.24%, 4/25/2008	2,000,000	1,995,680
4.29%, 4/7/2008	1,800,000	1,798,713
4.61%, 4/25/2008	3,300,000	3,289,858
Tulip Funding Corp., 3.17%, 5/7/2008	2,000,000	1,993,660
United Parcel Service, Inc., 4.18%, 5/30/2008	750,000	744,862
Variable Funding Capital Co., LLC, 3.12%, 4/11/2008	3,800,000	3,796,707
Victory Receivables Corp.:

3.0%, 4/17/2008	4,000,000	3,994,667
3.3%, 4/2/2008	4,000,000	3,999,633
3.32%, 4/7/2008	1,900,000	1,898,949

		144,766,663
Issued at Par 7.1%
Lehman Brothers Holdings, Inc., 3.35%, 4/1/2008	5,000,000	5,000,000
Market Street Funding LLC, 3.3%, 4/1/2008	5,000,000	5,000,000
Nieuw Amsterdam Receivables Corp., 3.25%, 4/1/2008	5,000,000	5,000,000
Nissan Motor Acceptance Corp.:
2.8%, 4/1/2008	2,000,000	2,000,000
3.1%, 4/1/2008	1,000,000	1,000,000
Romulus Funding Corp., 3.45%, 4/1/2008	2,300,000	2,300,000
Starbird Funding Corp., 3.55%, 4/1/2008	8,000,000	8,000,000

		28,300,000
Total Commercial Paper (Cost $173,066,663)		173,066,663
Short Term Notes* 22.8%
Abbey National Treasury Services PLC, 3.26%, 2/20/2009	2,000,000	2,000,000
ANZ National (International) Ltd., 144A, 3.21%, 4/10/2009	1,000,000	1,000,000
Australia & New Zealand Banking Group Ltd., 144A, 3.35%, 4/2/2009	2,000,000	2,000,000
Banco Bilbao Vizcaya Argentaria SA, 4.017%, 4/17/2008	3,500,000	3,500,066
Banco Espanol de Credito SA, 3.941%, 8/11/2008	3,700,000	3,700,000
Bank of America NA:
2.315%, 5/16/2008	2,500,000	2,500,000
3.208%, 4/3/2009	1,900,000	1,900,000
Bank of Scotland PLC, 4.614%, 4/6/2009	2,500,000	2,500,000
BNP Paribas:
2.606%, 8/25/2008	3,000,000	3,000,000
4.079%, 2/13/2009	1,500,000	1,500,000
Caja de Ahorros y Monte de Piedad de Madrid, 4.043%, 8/12/2008	1,000,000	1,000,000
Canadian Imperial Bank of Commerce, 2.41%, 6/9/2008	1,000,000	1,000,000
Commonwealth Bank of Australia, 2.703%, 12/18/2008	1,000,000	999,814
Credit Agricole SA:
2.568%, 7/22/2008	3,000,000	3,000,000
144A, 2.828%, 4/22/2009	2,500,000	2,500,000
Danske Bank AS, 2.505%, 8/19/2008	3,200,000	3,199,918
DNB NOR Bank ASA, 2.598%, 9/24/2008	9,500,000	9,500,000
Fortis Bank SA, 3.863%, 7/18/2008	3,800,000	3,801,176
General Electric Capital Corp., 2.618%, 8/19/2011	10,000,000	10,000,000
ING Bank NV, 144A, 3.281%, 3/26/2009	750,000	750,000
Intesa Bank Ireland PLC, 2.608%, 8/22/2008	500,000	500,000
JPMorgan Chase & Co., 4.742%, 4/3/2009	4,000,000	3,999,795
Marshall & Ilsley Bank, 2.827%, 8/14/2008	4,000,000	4,000,000
Metropolitan Life Global Funding I, 144A, 4.247%, 2/9/2009	750,000	750,000
National Australia Bank Ltd.:
3.045%, 4/7/2009	1,250,000	1,250,000
3.27%, 2/19/2009	2,000,000	2,000,000
Natixis, 3.24%, 4/6/2009	3,000,000	3,000,000
Northern Rock PLC, 3.116%, 8/4/2008	3,500,000	3,500,000
Procter & Gamble International Funding SCA, 3.14%, 2/19/2009	750,000	750,000
San Paolo IMI, 3.264%, 3/5/2009	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB, 2.795%, 8/19/2008	4,000,000	4,000,000
UniCredito Italiano Bank (Ireland) PLC:
2.837%, 8/14/2008	1,000,000	1,000,000

	3.078%, 8/8/2008	4,000,000	4,000,000

Total Short Term Notes (Cost $91,100,769)			91,100,769
	Asset Backed 0.7%
Steers (Delaware) Business Trust, 144A, 2.674% *, 5/27/2048 (Cost $2,919,175)		2,919,175	2,919,175
	Master Notes 2.0%
Citigroup Global Markets, Inc., 3.15% *, 4/1/2008 (a) (Cost $8,000,000)		8,000,000	8,000,000

	Time Deposit 0.5%
Societe Generale, 2.75%, 4/1/2008 (Cost $1,812,511)		1,812,511	1,812,511
	Government & Agency Obligations 1.7%
US Government Sponsored Agencies
Federal Home Loan Bank:
	2.37%**, 4/3/2009	1,200,000	1,200,000
	3.96%**, 4/9/2008	2,000,000	1,998,240
	4.15%**, 6/9/2008	1,000,000	992,046
Federal National Mortgage Association:
	3.73%**, 5/29/2008	1,500,000	1,490,986
	4.2%**, 4/18/2008	1,000,000	998,016

Total Government & Agency Obligations (Cost $6,679,288)			6,679,288
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $400,985,125) †		100.5	400,985,125
Other Assets and Liabilities, Net		(0.5)	(1,933,867)

Net Assets		100.0	399,051,258

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $400,985,125.
*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Reset date; not a maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant	400,985,125
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 400,985,125

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. Securities in the Fund are included in Level 2 since the securities are valued utilizing the amortized cost method permitted in accordance with Rule 2A-7 under the 1940 Act. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Small Cap Growth VIP

	Shares	Value ($)

Common Stocks 98.7%
Consumer Discretionary 23.1%
Diversified Consumer Services 0.7%
Capella Education Co.*	19,500	1,064,700
Hotels Restaurants & Leisure 7.7%
Buffalo Wild Wings, Inc.* (a)	153,200	3,753,400
McCormick & Schmick's Seafood Restaurants, Inc.*	116,300	1,354,895
Orient-Express Hotels Ltd. "A"	109,400	4,721,704
Pinnacle Entertainment, Inc.* (a)	87,700	1,122,560

		10,952,559
Specialty Retail 12.9%
bebe stores, inc. (a)	224,100	2,409,075
Cabela's, Inc.* (a)	120,700	1,709,112
Children's Place Retail Stores, Inc.* (a)	77,200	1,896,032
Citi Trends, Inc.*	115,000	2,121,750
Guess?, Inc.	216,500	8,761,755
Zumiez, Inc.* (a)	98,700	1,548,603

		18,446,327
Textiles, Apparel & Luxury Goods 1.8%
Volcom, Inc.*	123,600	2,497,956
Consumer Staples 2.0%
Personal Products
American Oriental Bioengineering, Inc.* (a)	356,500	2,887,650
Energy 12.4%
Energy Equipment & Services 5.1%
Atwood Oceanics, Inc.*	56,400	5,173,008
Dril-Quip, Inc.*	45,100	2,095,797

		7,268,805
Oil, Gas & Consumable Fuels 7.3%
Carrizo Oil & Gas, Inc.*	125,500	7,438,385
EXCO Resources, Inc.*	166,700	3,083,950

		10,522,335
Financials 7.9%
Capital Markets 3.1%
FCStone Group, Inc.*	34,500	955,650
Waddell & Reed Financial, Inc. "A"	107,700	3,460,401

		4,416,051
Diversified Financial Services 2.7%
Portfolio Recovery Associates, Inc. (a)	90,370	3,875,969
Insurance 2.1%
eHealth, Inc.* (a)	133,200	2,939,724

Health Care 13.4%
Health Care Equipment & Supplies 3.7%
Orthofix International NV*	68,000	2,704,360
West Pharmaceutical Services, Inc.	59,000	2,609,570

		5,313,930
Health Care Providers & Services 8.0%
inVentiv Health, Inc.*	125,100	3,604,131
Nighthawk Radiology Holdings, Inc.* (a)	78,600	735,696
Providence Service Corp.* (a)	181,900	5,457,000
Psychiatric Solutions, Inc.* (a)	50,600	1,716,352

		11,513,179
Life Sciences Tools & Services 1.7%
Kendle International, Inc.* (a)	52,600	2,362,792
Industrials 11.7%
Aerospace & Defense 3.3%
BE Aerospace, Inc.*	135,600	4,739,220
Commercial Services & Supplies 6.0%
Heidrick & Struggles International, Inc. (a)	52,800	1,717,584
Hill International, Inc.*	212,000	2,652,120
Huron Consulting Group, Inc.*	61,400	2,551,170
Korn/Ferry International*	95,000	1,605,500

		8,526,374
Construction & Engineering 1.0%
Aecom Technology Corp.*	57,100	1,485,171
Electrical Equipment 1.4%
Baldor Electric Co.	71,900	2,013,200
Information Technology 26.8%
Communications Equipment 3.5%
Blue Coat Systems, Inc.*	56,600	1,247,464
Foundry Networks, Inc.*	233,700	2,706,246
Riverbed Technology, Inc.*	67,000	995,620

		4,949,330
Electronic Equipment & Instruments 4.2%
Itron, Inc.* (a)	67,200	6,063,456
Internet Software & Services 3.9%
DealerTrack Holdings, Inc.*	109,500	2,214,090
LoopNet, Inc.* (a)	264,100	3,354,070

		5,568,160
IT Services 4.0%
CyberSource Corp.*	220,900	3,227,349
Forrester Research, Inc.*	93,200	2,477,256

		5,704,605
Semiconductors & Semiconductor Equipment 6.1%
Atheros Communications*	103,300	2,152,772
Netlogic Microsystems, Inc.* (a)	66,300	1,600,482
Standard Microsystems Corp.*	82,900	2,419,022
Tessera Technologies, Inc.*	120,000	2,496,000

		8,668,276
Software 5.1%
Blackboard, Inc.*	93,300	3,109,689
Informatica Corp.*	115,300	1,967,018
THQ, Inc.*	103,350	2,253,030

		7,329,737

Materials 1.4%
Chemicals 0.7%
Flotek Industries, Inc.* (a)	71,000	1,035,890
Metals & Mining 0.7%
Haynes International, Inc.*	18,100	993,328

Total Common Stocks (Cost $138,593,517)		141,138,724
Securities Lending Collateral 21.7%
Daily Assets Institutional, 3.25% (b) (c) (Cost $31,099,625)	31,099,625	31,099,625
Cash Equivalents 1.4%
Cash Management QP Trust, 2.84% (b) (Cost $2,047,954)	2,047,954	2,047,954
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $171,741,096) †	121.8	174,286,303
Other Assets and Liabilities, Net	(21.8)	(31,229,022)

Net Assets	100.0	143,057,281

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $171,784,621. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $2,501,682. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,512,023 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,010,341.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $30,118,702 which is 21.1% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 174,286,303
Level 2 - Other Significant	-
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 174,286,303

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Strategic Income VIP

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 29.9%
Consumer Discretionary 4.7%
Affinia Group, Inc., 9.0%, 11/30/2014	90,000	77,737
AMC Entertainment, Inc., 8.0%, 3/1/2014	145,000	122,887
American Achievement Corp., 8.25%, 4/1/2012	30,000	26,775
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK) (b)	47,542	37,320
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	65,000	51,350
8.0%, 3/15/2014 (b)	30,000	26,100
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015 (b)	120,000	96,000
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	55,000	42,488
Cablevision Systems Corp., Series B, 9.644% **, 4/1/2009	25,000	24,813
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	50,000	46,000
Carrols Corp., 9.0%, 1/15/2013 (b)	30,000	26,700
Charter Communications Holdings LLC, 11.0%, 10/1/2015	111,000	77,145
Charter Communications, Inc., 144A, 10.875%, 9/15/2014	100,000	98,500
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	40,000	30,300
CSC Holdings, Inc.:
7.25%, 7/15/2008	50,000	50,000
Series B, 8.125%, 7/15/2009	55,000	55,550
Series B, 8.125%, 8/15/2009	110,000	111,100
Denny's Holdings, Inc., 10.0%, 10/1/2012 (b)	20,000	18,400
Dollarama Group LP, 10.579% **, 8/15/2012	52,000	50,830
EchoStar DBS Corp.:
6.375%, 10/1/2011	15,000	14,400
6.625%, 10/1/2014	65,000	59,150
7.125%, 2/1/2016	80,000	74,600
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015	80,000	56,400
Foot Locker, Inc., 8.5%, 1/15/2022	20,000	17,600
French Lick Resorts & Casino LLC, 144A, 10.75%, 4/15/2014	255,000	153,000
General Motors Corp.:
7.2%, 1/15/2011	200,000	167,000
7.4%, 9/1/2025	40,000	26,800
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	55,000	52,319
Group 1 Automotive, Inc., 8.25%, 8/15/2013	30,000	28,200
Hanesbrands, Inc., Series B, 8.204% **, 12/15/2014 (b)	100,000	88,750
Hertz Corp.:
8.875%, 1/1/2014	80,000	75,800
10.5%, 1/1/2016 (b)	35,000	32,769
Idearc, Inc., 8.0%, 11/15/2016	395,000	255,762
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	40,000	34,800
ION Media Networks, Inc., 144A, 10.508% **, 1/15/2013	55,000	41,250
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	70,000	49,875
Jarden Corp., 7.5%, 5/1/2017 (b)	50,000	43,750
Kabel Deutschland GmbH, 10.625%, 7/1/2014	75,000	73,594
Lamar Media Corp., Series C, 6.625%, 8/15/2015	40,000	35,200
Liberty Media LLC:
5.7%, 5/15/2013 (b)	10,000	8,755

8.25%, 2/1/2030 (b)		50,000	41,961
8.5%, 7/15/2029		95,000	81,170
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		5,000	4,200
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		30,000	30,900
MGM MIRAGE:
6.75%, 9/1/2012		35,000	32,463
8.375%, 2/1/2011		65,000	65,162
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		95,000	91,675
News America, Inc., 6.65%, 11/15/2037		430,000	433,650
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012 (b)		155,000	135,625
Penske Automotive Group, Inc., 7.75%, 12/15/2016		140,000	121,100
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		60,000	59,100
Quebecor Media, Inc., 7.75%, 3/15/2016		40,000	36,500
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 *		45,000	21,600
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		50,000	33,375
Sabre Holdings Corp., 8.35%, 3/15/2016		50,000	38,500
Seminole Hard Rock Entertainment, Inc., 144A, 5.3% **, 3/15/2014		65,000	51,513
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		50,000	44,250
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		185,000	119,325
7.875%, 1/15/2014		50,000	41,000
Sinclair Television Group, Inc., 8.0%, 3/15/2012 (b)		29,000	29,290
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		85,000	71,612
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013 (b)		55,000	50,875
Station Casinos, Inc., 6.5%, 2/1/2014		120,000	72,000
Travelport LLC:
7.701% **, 9/1/2014		45,000	36,450
9.875%, 9/1/2014		55,000	49,363
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		150,000	101,250
United Components, Inc., 9.375%, 6/15/2013		10,000	9,163
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		110,000	66,550
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	100,000	140,311
144A, 8.0%, 11/1/2016	EUR	50,000	66,307
Vitro SAB de CV:
9.125%, 2/1/2017		220,000	182,600
Series A, 11.75%, 11/1/2013		35,000	35,438
XM Satellite Radio, Inc., 9.75%, 5/1/2014		115,000	110,975
Young Broadcasting, Inc., 8.75%, 1/15/2014		330,000	194,700

			5,159,722
Consumer Staples 1.6%
Alliance One International, Inc., 8.5%, 5/15/2012		20,000	18,800
Archer-Daniels-Midland Co., 6.45%, 1/15/2038		285,000	289,493
Delhaize America, Inc.:
8.05%, 4/15/2027		20,000	21,042
9.0%, 4/15/2031		132,000	158,863
General Nutrition Centers, Inc., 7.199% **, 3/15/2014 (PIK)		65,000	54,275
Harry & David Holdings, Inc., 8.076% **, 3/1/2012		50,000	42,000
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		223,000	196,240
Pierre Foods, Inc., 9.875%, 7/15/2012		35,000	19,250
Pilgrim's Pride Corp., 7.625%, 5/1/2015		25,000	24,062
Reynolds American, Inc., 6.75%, 6/15/2017		600,000	606,878
Rite Aid Corp., 7.5%, 3/1/2017		95,000	85,500
Smithfield Foods, Inc., 7.75%, 7/1/2017 (b)		55,000	53,625

Viskase Companies, Inc., 11.5%, 6/15/2011	225,000	225,000

		1,795,028
Energy 3.4%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	25,000	25,313
Belden & Blake Corp., 8.75%, 7/15/2012	310,000	310,775
Bristow Group, Inc., 7.5%, 9/15/2017	70,000	70,350
Chaparral Energy, Inc., 8.5%, 12/1/2015	110,000	95,700
Chesapeake Energy Corp.:
6.25%, 1/15/2018	35,000	33,425
6.875%, 1/15/2016	170,000	168,300
7.75%, 1/15/2015 (b)	25,000	25,750
Cimarex Energy Co., 7.125%, 5/1/2017	45,000	44,663
Delta Petroleum Corp., 7.0%, 4/1/2015	125,000	111,250
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)	15,000	14,738
8.375%, 5/1/2016	105,000	103,950
El Paso Corp., 9.625%, 5/15/2012	50,000	54,121
Energy Partners Ltd., 9.75%, 4/15/2014	50,000	41,250
EXCO Resources, Inc., 7.25%, 1/15/2011	95,000	92,387
Frontier Oil Corp., 6.625%, 10/1/2011	40,000	39,500
GAZ Capital (Gazprom), 144A, 6.51%, 3/7/2022	230,000	204,987
Mariner Energy, Inc.:
7.5%, 4/15/2013	60,000	57,600
8.0%, 5/15/2017	95,000	90,725
OPTI Canada, Inc.:
7.875%, 12/15/2014	90,000	87,975
8.25%, 12/15/2014	160,000	158,400
Petrobras International Finance Co., 5.875%, 3/1/2018	95,000	91,442
Petrohawk Energy Corp., 9.125%, 7/15/2013	65,000	66,788
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	115,000	140,769
Plains Exploration & Production Co., 7.0%, 3/15/2017 (b)	60,000	57,600
Quicksilver Resources, Inc., 7.125%, 4/1/2016	170,000	164,050
Sabine Pass LNG LP:
7.25%, 11/30/2013	100,000	96,500
7.5%, 11/30/2016	200,000	193,000
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	85,000	87,975
Stone Energy Corp.:
6.75%, 12/15/2014	195,000	177,450
8.25%, 12/15/2011 (b)	75,000	74,250
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	45,000	47,128
Whiting Petroleum Corp.:
7.0%, 2/1/2014	70,000	69,300
7.25%, 5/1/2012	125,000	123,437
7.25%, 5/1/2013	30,000	29,550
Williams Companies, Inc.:
8.125%, 3/15/2012	180,000	196,650
8.75%, 3/15/2032	265,000	306,075
Williams Partners LP, 7.25%, 2/1/2017	45,000	45,225

		3,798,348
Financials 7.6%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	160,000	138,400
American General Finance Corp., Series J, 6.9%, 12/15/2017	350,000	342,046
Ashton Woods USA LLC, 9.5%, 10/1/2015	145,000	77,575
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	30,000	22,500
Caterpillar Financial Services Corp., 5.45%, 4/15/2018	185,000	188,203
CIT Group, Inc., 5.4%, 2/13/2012	400,000	319,364

Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		300,000	336,000
E*TRADE Financial Corp.:
7.375%, 9/15/2013		50,000	35,500
7.875%, 12/1/2015		130,000	92,300
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		125,000	102,678
7.375%, 10/28/2009		690,000	628,682
7.875%, 6/15/2010		205,000	178,747
GMAC LLC, 6.875%, 9/15/2011		750,000	574,023
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015		115,000	118,162
8.875%, 4/1/2015 (PIK) (b)		100,000	102,250
9.75%, 4/1/2017 (b)		110,000	109,450
Hexion US Finance Corp., 9.75%, 11/15/2014		35,000	37,538
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		135,000	130,950
iPayment, Inc., 9.75%, 5/15/2014		45,000	39,938
John Deere Capital Corp., Series D, 5.35%, 4/3/2018		350,000	348,929
Kreditanstalt fuer Wiederaufbau:
2.05%, 9/21/2009	JPY	185,000,000	1,889,047
2.05%, 2/16/2026	JPY	110,000,000	1,138,611
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		50,000	40,063
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		90,000	72,000
Petroplus Finance Ltd., 144A, 7.0%, 5/1/2017		75,000	66,937
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		35,000	30,975
Residential Capital LLC:
3.49% **, 6/9/2008		20,000	15,800
6.37% **, 11/21/2008		155,000	105,400
8.125%, 11/21/2008		60,000	41,400
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		700,000	698,961
Tropicana Entertainment LLC, 9.625%, 12/15/2014		100,000	51,875
UCI Holdco, Inc., 10.3% **, 12/15/2013 (PIK)		64,332	55,969
Universal City Development Partners, 11.75%, 4/1/2010 (b)		235,000	241,462
Yankee Acquisition Corp., Series B, 8.5%, 2/15/2015		20,000	16,150

			8,387,885
Health Care 1.5%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017		90,000	77,400
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015		80,000	81,400
Boston Scientific Corp., 6.0%, 6/15/2011		50,000	48,750
Community Health Systems, Inc., 8.875%, 7/15/2015		390,000	391,462
HCA, Inc.:
9.125%, 11/15/2014		95,000	97,850
9.25%, 11/15/2016		270,000	280,125
9.625%, 11/15/2016 (PIK)		145,000	150,438
HEALTHSOUTH Corp., 10.75%, 6/15/2016		50,000	52,500
IASIS Healthcare LLC, 8.75%, 6/15/2014		75,000	74,625
Psychiatric Solutions, Inc., 7.75%, 7/15/2015		50,000	49,750
Sun Healthcare Group, Inc., 9.125%, 4/15/2015		45,000	43,425
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)		55,000	42,350
The Cooper Companies, Inc., 7.125%, 2/15/2015 (b)		95,000	90,250
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		75,000	57,375
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		150,000	144,375

			1,682,075
Industrials 3.1%
Actuant Corp., 144A, 6.875%, 6/15/2017 (b)		40,000	39,500

Allied Security Escrow Corp., 11.375%, 7/15/2011	85,000	73,100
Allied Waste North America, Inc., 6.5%, 11/15/2010	40,000	40,000
American Color Graphics, Inc., 10.0%, 6/15/2010	80,000	35,300
American Color Graphics, Inc., 144A, Promissory Note due 6/15/2008 (h)	4,800	2,118
ARAMARK Corp., 6.739% **, 2/1/2015	65,000	57,362
Baldor Electric Co., 8.625%, 2/15/2017	45,000	44,550
Belden, Inc., 7.0%, 3/15/2017	45,000	43,425
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	99,000
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	165,000	150,150
Building Materials Corp. of America, 7.75%, 8/1/2014	65,000	46,800
Cenveo Corp., 7.875%, 12/1/2013	85,000	68,850
Congoleum Corp., 8.625%, 8/1/2008 *	125,000	93,750
DRS Technologies, Inc.:
6.625%, 2/1/2016	25,000	24,438
6.875%, 11/1/2013 (b)	195,000	191,100
7.625%, 2/1/2018	165,000	165,000
Education Management LLC, 8.75%, 6/1/2014	45,000	38,025
Esco Corp., 144A, 8.625%, 12/15/2013	95,000	92,150
General Cable Corp.:
7.104% **, 4/1/2015	55,000	47,437
7.125%, 4/1/2017 (b)	55,000	52,525
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	45,000	36,450
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	50,000	45,750
Harland Clarke Holdings Corp., 9.5%, 5/15/2015 (b)	45,000	33,075
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	85,000	57,375
8.875%, 4/1/2012	170,000	94,350
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	90,000	83,025
7.625%, 12/1/2013 (b)	155,000	145,700
9.375%, 5/1/2012	140,000	144,550
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	45,000	45,675
9.5%, 10/1/2008	385,000	390,294
Mobile Services Group, Inc., 9.75%, 8/1/2014	85,000	79,475
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014 (b)	75,000	74,719
Panolam Industries International, Inc., 10.75%, 10/1/2013	30,000	23,250
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	310,000	193,750
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	13,000	13,780
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	45,000	42,075
Titan International, Inc., 8.0%, 1/15/2012	195,000	191,100
TransDigm, Inc., 7.75%, 7/15/2014	30,000	30,000
U.S. Concrete, Inc., 8.375%, 4/1/2014 (b)	55,000	43,175
United Rentals North America, Inc.:
6.5%, 2/15/2012 (b)	125,000	113,125
7.0%, 2/15/2014	175,000	137,375
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	35,000	32,112
Xerox Capital Trust I, 8.0%, 2/1/2027	35,000	34,549

		3,489,309
Information Technology 0.8%
Alion Science & Technology Corp., 10.25%, 2/1/2015	40,000	22,600
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 (b)	190,000	148,675
L-3 Communications Corp.:
5.875%, 1/15/2015	160,000	153,200
Series B, 6.375%, 10/15/2015	80,000	78,200
Lucent Technologies, Inc., 6.45%, 3/15/2029 (b)	205,000	146,575

MasTec, Inc., 7.625%, 2/1/2017		65,000	56,550
Sanmina-SCI Corp., 144A, 5.55% **, 6/15/2010		24,000	23,280
Seagate Technology HDD Holdings, 6.8%, 10/1/2016 (b)		90,000	85,725
SunGard Data Systems, Inc., 10.25%, 8/15/2015		135,000	135,675
Vangent, Inc., 9.625%, 2/15/2015		35,000	28,088

			878,568
Materials 2.7%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011 (b)		25,000	24,063
ARCO Chemical Co., 9.8%, 2/1/2020		440,000	369,600
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014		95,000	64,838
Cascades, Inc., 7.25%, 2/15/2013		140,000	123,550
Chemtura Corp., 6.875%, 6/1/2016		80,000	71,200
Clondalkin Acquisition BV, 144A, 4.8% **, 12/15/2013		75,000	61,500
CPG International I, Inc., 10.5%, 7/1/2013		130,000	109,200
Exopack Holding Corp., 11.25%, 2/1/2014 (b)		160,000	146,400
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		75,000	79,594
GEO Specialty Chemicals, Inc., 144A, 10.698% **, 12/31/2009 (c)		283,000	211,896
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		35,000	32,375
9.5%, 12/1/2011		50,000	50,875
Hexcel Corp., 6.75%, 2/1/2015		195,000	188,662
Huntsman LLC, 11.625%, 10/15/2010		243,000	256,972
Innophos, Inc., 8.875%, 8/15/2014		35,000	33,950
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		130,000	112,775
Metals USA Holdings Corp., 10.83% **, 7/1/2012 (PIK)		70,000	52,150
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		35,000	23,625
Momentive Performance Materials, Inc., 9.75%, 12/1/2014 (b)		60,000	53,850
Mueller Water Products, Inc., 7.375%, 6/1/2017 (b)		30,000	25,875
NewMarket Corp., 7.125%, 12/15/2016		110,000	107,250
NewPage Corp., 144A, 10.0%, 5/1/2012 (b)		110,000	111,650
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	65,000	96,462
Pliant Corp., 11.625%, 6/15/2009 (PIK)		10	10
Radnor Holdings Corp., 11.0%, 3/15/2010 *		25,000	31
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017		115,000	96,600
8.25%, 10/1/2012		75,000	67,594
8.375%, 7/1/2012		55,000	49,775
Steel Dynamics, Inc.:
6.75%, 4/1/2015		75,000	73,500
144A, 7.375%, 11/1/2012		20,000	20,200
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		110,000	108,487
The Mosaic Co., 144A, 7.625%, 12/1/2014		85,000	90,950
Witco Corp., 6.875%, 2/1/2026		35,000	23,450
Wolverine Tube, Inc., 10.5%, 4/1/2009		85,000	76,075

			3,014,984
Telecommunication Services 1.9%
BCM Ireland Preferred Equity Ltd., 144A, 11.355% **, 2/15/2017 (PIK)	EUR	61,552	64,669
Centennial Communications Corp.:
10.0%, 1/1/2013		110,000	102,300
10.125%, 6/15/2013		40,000	39,500
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		100,000	98,250
8.375%, 1/15/2014 (b)		55,000	51,562
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		120,000	113,700
Embratel, Series B, 11.0%, 12/15/2008 (b)		20,000	20,900

Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		28,422	27,569
Intelsat Corp., 9.0%, 6/15/2016		40,000	40,300
Intelsat Jackson Holdings Ltd.:
9.25%, 6/15/2016		35,000	35,263
11.25%, 6/15/2016		95,000	96,306
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		80,000	80,600
iPCS, Inc., 5.364% **, 5/1/2013		35,000	26,950
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		150,000	138,000
Millicom International Cellular SA, 10.0%, 12/1/2013		265,000	280,900
Nortel Networks Ltd., 8.508% **, 7/15/2011		85,000	72,887
Qwest Corp.:
7.25%, 9/15/2025		20,000	17,400
7.875%, 9/1/2011		60,000	59,850
Rural Cellular Corp., 9.875%, 2/1/2010		85,000	87,337
Stratos Global Corp., 9.875%, 2/15/2013 (b)		30,000	30,488
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013		255,000	265,519
US Unwired, Inc., Series B, 10.0%, 6/15/2012		110,000	102,025
Virgin Media Finance PLC:
8.75%, 4/15/2014	EUR	85,000	115,407
8.75%, 4/15/2014 (b)		120,000	107,700
West Corp., 9.5%, 10/15/2014		55,000	49,225

			2,124,607
Utilities 2.6%
AES Corp.:
8.0%, 10/15/2017		100,000	101,250
144A, 8.75%, 5/15/2013		290,000	301,600
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		370,000	399,600
CMS Energy Corp., 8.5%, 4/15/2011 (b)		225,000	238,988
Edison Mission Energy, 7.0%, 5/15/2017		85,000	84,575
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		150,000	151,500
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		375,000	359,062
Mirant Americas Generation LLC, 8.3%, 5/1/2011		130,000	132,600
Mirant North America LLC, 7.375%, 12/31/2013		60,000	60,600
NRG Energy, Inc.:
7.25%, 2/1/2014		165,000	162,938
7.375%, 2/1/2016		400,000	392,000
Regency Energy Partners LP, 8.375%, 12/15/2013		80,000	81,600
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		95,000	94,525
Sierra Pacific Resources:
6.75%, 8/15/2017		105,000	101,256
8.625%, 3/15/2014		25,000	26,252
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015		220,000	219,175

			2,907,521

Total Corporate Bonds (Cost $35,285,232)			33,238,047
Commercial and Non-Agency Mortgage-Backed Securities 4.5%
Credit Suisse Mortgage Capital Certificates Trust, "A2", Series 2007-C1, 5.268%, 2/15/2040		1,174,000	1,146,294
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,498,000	1,457,475
JPMorgan Chase Commercial Mortgage Securities Corp., "F", Series 2004-LN2, 144A, 5.631% **, 7/15/2041		500,000	373,926
Morgan Stanley Capital I Trust, "A4", Series 2007-HQ11, 5.447%, 2/12/2044		720,000	698,161
Wachovia Bank Commercial Mortgage Trust, "A2", Series 2007-C32, 5.923% **, 6/15/2049		1,400,000	1,383,361

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $5,163,671)			5,059,217

Asset Backed 0.7%
Credit Card Receivables
Washington Mutual Master Note Trust, "C1", Series 2007-C1, 144A, 3.217% **, 5/15/2014 (Cost $954,141)		1,000,000	787,344
Government & Agency Obligations 45.8%
Sovereign Bonds 33.0%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014		250,000	327,580
Dominican Republic, Series REG S, 9.5%, 9/27/2011		198,271	208,185
Federal Republic of Germany:
Series 98, 4.125%, 7/4/2008	EUR	1,000,000	1,578,717
Series 94, 6.25%, 1/4/2024	EUR	2,000,000	3,816,941
Federative Republic of Brazil:
6.0%, 1/17/2017 (b)		1,560,000	1,590,420
7.125%, 1/20/2037 (b)		310,000	334,180
7.875%, 3/7/2015 (b)		275,000	310,750
8.75%, 2/4/2025		305,000	373,625
8.875%, 10/14/2019 (b)		715,000	883,025
11.0%, 8/17/2040 (b)		765,000	1,024,335
12.5%, 1/5/2016	BRL	250,000	148,749
Government of Canada, 4.25%, 12/1/2008	CAD	1,000,000	985,143
Government of Ukraine:
144A, 6.75%, 11/14/2017		250,000	246,250
Series REG S, 7.65%, 6/11/2013		150,000	159,375
Kingdom of Spain, 3.15%, 1/31/2016	EUR	1,300,000	1,931,283
Province of Quebec, Series PO, 1.6%, 5/9/2013	JPY	250,000,000	2,582,945
Republic of Argentina:
3.092% **, 8/3/2012 (PIK)		606,250	513,546
5.83%, 12/31/2033 (PIK)	ARS	423	126
Republic of Colombia:
8.25%, 12/22/2014		170,000	197,200
10.0%, 1/23/2012 (b)		340,000	403,240
Republic of El Salvador, 144A, 7.65%, 6/15/2035		676,000	716,560
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	104,500
Republic of Greece:
3.6%, 7/20/2016	EUR	1,400,000	2,091,912
4.5%, 9/20/2037	EUR	1,500,000	2,145,093
Republic of Indonesia, 144A, 6.875%, 3/9/2017 (b)		440,000	460,900
Republic of Panama:
7.125%, 1/29/2026		166,000	179,280
9.375%, 1/16/2023		670,000	869,325
Republic of Peru:
6.55%, 3/14/2037 (b)		470,000	485,980
7.35%, 7/21/2025 (b)		1,140,000	1,282,500
Republic of Philippines:
7.75%, 1/14/2031 (b)		100,000	111,620
8.0%, 1/15/2016 (b)		640,000	729,600
8.375%, 2/15/2011 (b)		25,000	27,375
9.375%, 1/18/2017		175,000	218,750
Republic of Turkey:
7.0%, 9/26/2016		525,000	532,875
7.25%, 3/15/2015		80,000	84,200
11.75%, 6/15/2010		475,000	549,813
Republic of Uruguay:
7.625%, 3/21/2036 (b)		101,000	102,263

8.0%, 11/18/2022		265,000	283,550
9.25%, 5/17/2017		105,000	124,163
Republic of Venezuela, 10.75%, 9/19/2013		760,000	775,200
Russian Federation, Series REG S, 7.5%, 3/31/2030		1,649,875	1,894,335
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011		290,000	278,139
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		640,000	675,200
United Kingdom Treasury Bond, 5.75%, 12/7/2009	GBP	1,750,000	3,581,153
United Mexican States:
5.625%, 1/15/2017 (b)		595,000	625,345
Series A, 6.75%, 9/27/2034		98,000	109,319

			36,654,565
US Government Sponsored Agencies 1.7%
Federal National Mortgage Association, 8.45% **, 2/27/2023		250,000	249,739
Tennessee Valley Authority, Series A, 6.79%, 5/23/2012		1,500,000	1,699,781

			1,949,520
US Treasury Obligations 11.1%
US Treasury Bill, 3.03% ***, 4/17/2008 (d)		795,000	794,576
US Treasury Bond, 5.25%, 11/15/2028		1,700,000	1,913,165
US Treasury Notes:
2.0%, 2/28/2010		4,800,000	4,833,374
2.5%, 3/31/2013		3,103,000	3,109,060
3.5%, 2/15/2018		1,650,000	1,659,539

			12,309,714

Total Government & Agency Obligations (Cost $48,651,193)			50,913,799
Loan Participations and Assignments 2.6%
Senior Loans** 1.8%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 4.236%, 4/2/2014		29,699	26,915
Aleris International, Inc., Term Loan B, LIBOR plus 2.375%, 4.861%, 12/14/2013		39,698	33,120
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 4.986%, 6/30/2013		17,760	15,762
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 5.736%, 4/11/2015		10,000	9,746
Term Loan B, LIBOR plus 3.25%, 5.736%, 4/11/2015		80,000	77,964
Buffets, Inc.:
Letter of Credit, 4.73%, 5/1/2013		18,791	10,410
Term Loan B, 9.954%, 1/13/2011		140,823	78,016
Charter Communications Operations:
Term Loan, LIBOR plus 2.0%, 4.486%, 3/6/2014		114,737	111,697
Term Loan B, LIBOR plus 3.25%, 5.736%, 4/27/2011		105,000	88,997
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 5.986%, 10/10/2014		462,675	420,789
Term Loan B3, LIBOR plus 3.5%, 5.986%, 10/10/2014		298,500	271,138
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.736%, 9/16/2013		29,850	24,626
Golden Nugget, 5.81%, 6/16/2014		55,000	40,700
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 4.486%, 3/26/2014		2,405	2,256
Term Loan B, LIBOR plus 2.0%, 4.486%, 3/26/2014		41,369	38,818
HCA, Inc., Term Loan A1, 6.33%, 11/18/2012		164,675	150,288
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 4.736%, 5/5/2013		104,707	98,075
Term Loan C2, LIBOR plus 2.25%, 4.736%, 5/5/2013		36,057	33,793
Local TV On Satellite LLC, Term Loan B, LIBOR plus 2.25%, 4.736%, 5/7/2013		29,775	25,160
Longview Power LLC:
Demand Draw, 4.938%, 4/1/2014		14,000	12,215
Letter of Credit, 5.0%, 4/1/2014		4,000	3,490

Term Loan B, 5.0%, 4/1/2014	12,000	10,470
NewPage Corp., Term Loan B, LIBOR plus 3.0%, 5.486%, 11/5/2014	14,962	14,710
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 4.736%, 9/30/2014	48,590	40,053
Symbion, Inc.:
Term Loan A, 6.494%, 8/23/2013	24,075	20,343
Term Loan B, 6.494%, 8/23/2014	24,075	20,343
Telesat Canada, Inc.:
Term Loan B, LIBOR plus 3.0%, 5.486%, 10/31/2014	106,536	99,145
8.09%, 9/1/2014	35,431	32,973
9.0%, 10/31/2008	150,000	123,750
Tribune Co., Term Loan B, 5.542%, 5/24/2014	89,325	60,406

		1,996,168
Sovereign Loans 0.8%
Credit Suisse (City of Kyiv Ukraine), 144A, 8.25%, 11/26/2012	630,000	636,615
CSFB International (Exim Ukraine), 6.8%, 10/4/2012	205,000	198,594

		835,209

Total Loan Participations and Assignments (Cost $3,069,473)		2,831,377
Municipal Bonds and Notes 1.4%
Colorado, Department of Transportation, Revenue Anticipation Notes, 6.0%, 6/15/2015 (e)	600,000	650,034
Georgia, State Road & Thruway Authority Revenue, Federal Highway Grant Anticipation Bonds, 5.0%, 6/1/2013 (e)	800,000	874,536

Total Municipal Bonds and Notes (Cost $1,527,182)		1,524,570
	Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	10	0
New Asat (Finance) Ltd., Expiration Date 2/1/2011*	15,600	2,627

Total Warrants (Cost $0)		2,627
	Units	Value ($)

Other Investments 0.1%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $67,233)	85,000	67,787
	Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.* (Cost $19,822)	2,058	1,757
Convertible Preferred Stock 0.0%
Consumer Discretionary
ION Media Networks:
144A, 12.0% *	10,000	150
Series AI, 144A, 12.0% *	20,000	300

Total Convertible Preferred Stocks (Cost $4,191)		450
Securities Lending Collateral 8.2%
Daily Assets Fund Institutional, 3.25% (f) (g) (Cost $9,150,615)	9,150,615	9,150,615
Cash Equivalents 15.4%
Cash Management QP Trust, 2.84% (f) (Cost $17,099,134)	17,099,134	17,099,134

% of Net Assets	Value ($)

Total Investment Portfolio (Cost $120,991,887) †	108.6	120,676,724
Other Assets and Liabilities, Net	(8.6)	(9,509,727)

Net Assets	100.0	111,166,997

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	125,000	USD	105,994	93,750
Quebecor World, Inc.	9.75%	1/15/20015	45,000	USD	45,000	21,600
Radnor Holdings Corp.	11.0%	3/15/2010	25,000	USD	15,888	31
166,882	115,381
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2008.

***	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $121,080,131. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $394,762. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,985,800 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,380,562.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $8,829,770 which is 7.9% of net assets.
(c)	Security has a deferred interest payment of $9,219 from April 1, 2006.
(d)	At March 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.6
MBIA Corp.	0.7
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
(h)	Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 6/15/2008. This security is deemed to be non-income producing.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
LIBOR: Represents the London InterBank Offered Rate.
At March 31, 2008 the Portfolio had unfunded loan commitments of $17,913 which could be extended at the option of the borrower, pursuant to the following loan agreement:
Unfunded Loan	Unrealized
Borrower	Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015	9,975	9,746	(229)
Telesat Canada, Inc., Term Loan B, 10/31/2014	7,938	7,474	(464)

Total	17,913	17,220	(693)

At March 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	6/19/2008	34	3,826,629	3,967,578	140,949
2 Year Federal Republic of Germany Bond	6/6/2008	35	5,818,546	5,774,550	(43,996)
United Kingdom Treasury Bond	6/26/2008	63	13,550,814	13,916,172	365,358
10 Year US Treasury Note	6/19/2008	80	9,261,509	9,516,250	254,741
2 Year US Treasury Note	6/30/2008	20	4,264,608	4,293,125	28,517
Total net unrealized appreciation					745,569

At March 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Australian Treasury Bond	6/16/2008	2	180,982	181,966	(984)
10 Year Federal Republic of Germany Bond	6/6/2008	55	9,982,077	10,070,680	(88,603)
10 Year Japanese Government Bond	6/11/2008	10	13,978,450	14,097,111	(118,661)
Total unrealized depreciation					(208,248)
At March 31, 2008, open credit default swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Portfolio		Underlying Debt Obligation	Net Unrealized Appreciation/ (Depreciation) ($)

10/3/2007 12/20/2008	50,000[1]	Fixed — 3.2%		General Motors Corp., 7.125%, 7/15/2013	(1,653)
10/4/2007 12/20/2008	55,000[2]	Fixed — 2.6%		General Motors Corp., 7.125%, 7/15/2013	(2,048)
10/23/2007 12/20/2008	100,000[3]	Fixed — 3.0%		General Motors Corp., 7.125%, 7/15/2013	(3,446)
10/4/2007 12/20/2008	50,000[4]	Fixed — 3.1%		Ford Motor Co., 6.5%, 8/1/2018	(1,617)
10/5/2007 12/20/2008	30,000[1]	Fixed — 3.15%		Ford Motor Co., 6.5%, 8/1/2018	(960)
10/23/2007 12/20/2008	110,000[3]	Fixed — 3.4%		Ford Motor Co., 6.5%, 8/1/2018	(3,325)
11/21/2007 12/20/2008	55,000[5]	Fixed — 4.02%		Tenet Healthcare Corp., 7.375%, 2/1/2013	55

2/19/2008 3/20/2009	190,000[5]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	1,759
2/26/2008 3/20/2009	150,000[5]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	1,270
10/23/2007 12/20/2009	55,000[3]	Fixed — 4.65%	Ford Motor Co., 6.5%, 8/1/2018	(4,683)
12/11/2007 12/20/2009	60,000[5]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(3,915)
3/31/2008 6/20/2013	300,000[1]	Fixed — 1.52%	CenturyTel, Inc., 6.0%, 6/21/2017	406
Total net unrealized depreciation				(18,157)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citigroup Global Markets, Inc.
3	Morgan Stanley Co., Inc.
4	Goldman Sachs & Co.
5	Merrill Lynch, Pierce, Fenner & Smith, Inc.

At March 31, 2008, the Portfolio had the following open forward currency exchange contracts:

Settlement	Unrealized
Contracts to Deliver	In Exchange For	Date	Appreciation ($)
GBP	1,825,000	USD	3,684,347	5/19/2008	74,284
USD	1,290,259	JPY	130,000,000	5/19/2008	15,500
USD	5,268,540	EUR	3,394,000	6/18/2008	70,663
USD	9,351,466	SGD	12,852,000	6/18/2008	14,857
Total unrealized appreciation	175,304

Settlement	Unrealized
Contracts to Deliver	In Exchange For	Date	Depreciation ($)
EUR	273,000	USD	414,152	4/7/2008	(16,743)
USD	2,738,533	AUD	2,960,000	6/18/2008	(62,220)
USD	2,309,873	CAD	2,281,000	6/18/2008	(91,131)
CHF	5,034,000	USD	4,989,098	6/18/2008	(79,776)
USD	2,978,925	GBP	1,475,000	6/18/2008	(69,691)
JPY	253,774,000	USD	2,538,438	6/18/2008	(18,806)
USD	3,167,012	NOK	16,217,000	6/18/2008	(4,946)
SEK	11,861,000	USD	1,945,648	6/18/2008	(41,772)
Total unrealized depreciation	(385,085)

Currency Abbreviations
ARS	Argentine Peso	GBP	British Pound
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	NOK	Nowegian Krone
CAD	Canadian Dollar	SEK	Swedish Krona
CHF	Swiss Franc	SGD	Singapore Dollar
EUR	Euro	USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation/Depreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 26,250,199	$ 537,321
Level 2 - Other Significant	94,170,284	(228,631)
Observable Inputs
Level 3 - Significant	256,241	-
Unobservable Inputs
Total	$ 120,676,724	$ 308,690

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward foreign currency exchange contracts, future contracts, unfunded loan commitments and swap contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the Fund’s assets in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2008:

Investments in Securities at Market Value
Balance as of January 1, 2008	$ 1,749
Total realized gains or losses	-
Change in unrealized appreciation (depreciation)	(308)
Net purchases (sales)	254,800
Net transfers in (out) of Level 3	-
Balance as of March 31, 2008	$ 256,241

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Technology VIP

	Shares	Value ($)

Common Stocks 93.6%
Consumer Discretionary 0.9%
Media
Grupo Televisa SA (ADR)	46,100	1,117,464
Financials 0.5%
Real Estate Investment Trusts
DuPont Fabros Technology, Inc. (REIT) (a)	39,700	654,653
Industrials 1.9%
Commercial Services & Supplies 0.9%
Manpower, Inc.	19,800	1,113,948
Electrical Equipment 1.0%
First Solar, Inc.*	3,000	693,420
Yingli Green Energy Holding Co., Ltd. (ADR)* (a)	27,700	473,670

		1,167,090
Information Technology 90.3%
Communications Equipment 18.8%
Ciena Corp.* (a)	62,900	1,939,207
Cisco Systems, Inc.*	173,600	4,182,024
Foundry Networks, Inc.*	166,800	1,931,544
Juniper Networks, Inc.*	179,600	4,490,000
NICE Systems Ltd. (ADR)*	34,600	976,412
Nokia Oyj (ADR)	69,600	2,215,368
Polycom, Inc.*	128,100	2,887,374
QUALCOMM, Inc.	50,916	2,087,556
Research In Motion Ltd.*	9,500	1,066,185
Riverbed Technology, Inc.*	17,400	258,564
Sonus Networks, Inc.* (a)	265,200	912,288

		22,946,522
Computers & Peripherals 15.8%
Apple, Inc.*	30,000	4,305,000
Asustek Computer, Inc.	270,309	793,754
Brocade Communications Systems, Inc.*	82,500	602,250
Dell, Inc.*	67,100	1,336,632
EMC Corp.*	81,300	1,165,842
Hewlett-Packard Co.	103,400	4,721,244
International Business Machines Corp.	35,600	4,098,984
Seagate Technology	45,900	961,146
Sun Microsystems, Inc.*	82,025	1,273,848

		19,258,700
Electronic Equipment & Instruments 1.0%
Brightpoint, Inc.* (a)	55,500	463,980
Hon Hai Precision Industry Co., Ltd.	139,240	799,589

		1,263,569

Internet Software & Services 9.6%
Akamai Technologies, Inc.* (a)	89,600	2,523,136
Google, Inc. "A"*	11,600	5,109,452
SINA Corp.* (a)	16,400	578,100
Yahoo!, Inc.*	121,300	3,509,209

		11,719,897
IT Services 6.0%
Cognizant Technology Solutions Corp. "A"*	55,900	1,611,597
Fiserv, Inc.*	30,900	1,485,981
Global Payments, Inc.	69,000	2,853,840
Visa, Inc. "A"*	22,600	1,409,336

		7,360,754
Semiconductors & Semiconductor Equipment 21.8%
Advanced Semiconductor Engineering, Inc.	1,153,671	1,126,685
Applied Materials, Inc.	46,100	899,411
ASML Holding NV (NY Registered Shares)* (a)	33,600	833,616
Atheros Communications*	57,300	1,194,132
Broadcom Corp. "A"*	40,500	780,435
Cymer, Inc.* (a)	18,700	486,948
FormFactor, Inc.* (a)	23,500	448,850
Intel Corp.	354,689	7,512,313
KLA-Tencor Corp. (a)	23,300	864,430
MediaTek, Inc.	58,700	766,298
MEMC Electronic Materials, Inc.*	9,600	680,640
Microchip Technology, Inc. (a)	87,900	2,876,967
Microsemi Corp.* (a)	31,200	711,360
MKS Instruments, Inc.*	50,300	1,076,420
National Semiconductor Corp.	70,400	1,289,728
Novellus Systems, Inc.* (a)	42,400	892,520
NVIDIA Corp.*	64,250	1,271,507
PMC-Sierra, Inc.* (a)	105,800	603,060
SiRF Technology Holdings, Inc.* (a)	30,000	152,700
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	61,606	632,694
Texas Instruments, Inc.	33,500	947,045
Varian Semiconductor Equipment Associates, Inc.*	21,700	610,855

		26,658,614
Software 17.3%
Activision, Inc.*	50,700	1,384,617
Adobe Systems, Inc.*	38,900	1,384,451
Citrix Systems, Inc.*	121,900	3,575,327
Electronic Arts, Inc.*	32,700	1,632,384
McAfee, Inc.*	41,500	1,373,235
Microsoft Corp.	127,100	3,607,098
Nintendo Co., Ltd.	1,400	725,251
Nuance Communications, Inc.* (a)	32,600	567,566
Oracle Corp.*	134,900	2,638,644
Salesforce.com, Inc.* (a)	22,100	1,278,927
Symantec Corp.*	81,000	1,346,220
THQ, Inc.* (a)	30,500	664,900
VMware, Inc. "A"* (a)	12,000	513,840
VanceInfo Technologies Inc. (ADR)* (a)	54,400	369,920

		21,062,380

Total Common Stocks (Cost $108,047,711)		114,323,591

Securities Lending Collateral 13.0%
Daily Assets Fund Institutional, 3.25% (b) (c) (Cost $15,935,401)	15,935,401	15,935,401
Cash Equivalents 6.0%
Cash Management QP Trust, 2.84% (b) (Cost $7,296,819)	7,296,819	7,296,819
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $131,279,931) †	112.6	137,555,811
Other Assets and Liabilities, Net	(12.6)	(15,359,212)

Net Assets	100.0	122,196,599

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $139,572,952. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $2,017,141. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,721,562 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,738,703.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $15,485,407 which is 12.7% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 133,344,234
Level 2 - Other Significant	4,211,577
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 137,555,811

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Turner Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 97.3%
Consumer Discretionary 15.8%
Hotels Restaurants & Leisure 4.5%
Chipotle Mexican Grill, Inc. "A"* (a)	7,680	871,142
Darden Restaurants, Inc.	22,560	734,328
International Game Technology	38,120	1,532,805
WMS Industries, Inc.* (a)	36,015	1,295,460
Wynn Resorts Ltd. (a)	7,540	758,826

		5,192,561
Household Durables 1.6%
D.R. Horton, Inc.	48,460	763,245
Pulte Homes, Inc. (a)	75,920	1,104,636

		1,867,881
Internet & Catalog Retail 1.0%
Priceline.com, Inc.* (a)	9,760	1,179,594
Media 0.7%
Central European Media Enterprises Ltd. "A"* (a)	9,350	796,900
Multiline Retail 1.1%
Nordstrom, Inc. (a)	39,290	1,280,854
Specialty Retail 5.9%
Dick's Sporting Goods, Inc.* (a)	18,880	505,606
GameStop Corp. "A"*	34,310	1,774,170
Guess?, Inc. (a)	44,330	1,794,035
TJX Companies, Inc.	46,140	1,525,850
Urban Outfitters, Inc.*	36,390	1,140,827

		6,740,488
Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.*	35,670	1,075,450
Consumer Staples 3.8%
Beverages 1.9%
Central European Distribution Corp.* (a)	14,530	845,501
Molson Coors Brewing Co. "B"	24,850	1,306,364

		2,151,865
Personal Products 1.9%
Alberto-Culver Co.	55,130	1,511,113
Chattem, Inc.* (a)	10,870	721,116

		2,232,229
Energy 12.3%
Energy Equipment & Services 3.9%
Diamond Offshore Drilling, Inc. (a)	10,760	1,252,464
National-Oilwell Varco, Inc.*	12,870	751,351
Weatherford International Ltd.*	34,060	2,468,328

		4,472,143

Oil, Gas & Consumable Fuels 8.4%
CONSOL Energy, Inc.	23,440	1,621,813
Denbury Resources, Inc.*	26,440	754,862
Quicksilver Resources, Inc.* (a)	39,500	1,442,935
Range Resources Corp.	41,204	2,614,394
Southwestern Energy Co.*	33,820	1,139,396
Ultra Petroleum Corp.*	11,650	902,875
Williams Companies, Inc.	34,230	1,128,905

		9,605,180
Financials 10.3%
Capital Markets 5.7%
BlackRock, Inc. (a)	9,510	1,941,752
Federated Investors, Inc. "B"	16,660	652,405
Northern Trust Corp.	22,810	1,516,181
T. Rowe Price Group, Inc. (a)	48,530	2,426,500

		6,536,838
Diversified Financial Services 1.2%
Interactive Brokers Group, Inc. "A"* (a)	22,790	585,019
IntercontinentalExchange, Inc.*	6,320	824,760

		1,409,779
Insurance 1.6%
Aon Corp.	23,560	947,112
Assurant, Inc.	14,750	897,685

		1,844,797
Real Estate Investment Trusts 0.6%
Public Storage (REIT)	7,410	656,674
Thrifts & Mortgage Finance 1.2%
Hudson City Bancorp, Inc. (a)	73,780	1,304,431
Health Care 12.2%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.*	12,050	714,565
BioMarin Pharmaceutical, Inc.* (a)	33,770	1,194,445
United Therapeutics Corp.*	10,360	898,212

		2,807,222
Health Care Equipment & Supplies 3.6%
C.R. Bard, Inc.	7,700	742,280
DENTSPLY International, Inc.	24,390	941,454
Hologic, Inc.*	13,730	763,388
Intuitive Surgical, Inc.*	5,040	1,634,724

		4,081,846
Health Care Providers & Services 2.6%
Express Scripts, Inc.*	30,930	1,989,418
Henry Schein, Inc.* (a)	17,940	1,029,756

		3,019,174
Life Sciences Tools & Services 1.4%
Charles River Laboratories International, Inc.*	17,260	1,017,304
Covance, Inc.*	6,930	574,982

		1,592,286
Pharmaceuticals 2.2%
Allergan, Inc.	30,870	1,740,759
Shire PLC (ADR) (a)	13,090	758,697

		2,499,456

Industrials 16.7%
Aerospace & Defense 0.6%
Precision Castparts Corp.	6,900	704,352
Air Freight & Logistics 1.3%
Expeditors International of Washington, Inc.	32,670	1,476,031
Commercial Services & Supplies 2.6%
Covanta Holding Corp.*	25,500	701,250
FTI Consulting, Inc.* (a)	17,760	1,261,671
Stericycle, Inc.*	19,270	992,405

		2,955,326
Construction & Engineering 1.5%
Fluor Corp.	6,200	875,192
Shaw Group, Inc.* (a)	19,150	902,731

		1,777,923
Electrical Equipment 2.6%
AMETEK, Inc.	37,040	1,626,427
First Solar, Inc.*	5,860	1,354,480

		2,980,907
Machinery 6.4%
AGCO Corp.*	28,300	1,694,604
Flowserve Corp.	21,400	2,233,732
Harsco Corp.	20,090	1,112,584
Joy Global, Inc.	16,550	1,078,398
SPX Corp.	11,790	1,236,771

		7,356,089
Road & Rail 1.7%
CSX Corp.	21,860	1,225,690
Ryder System, Inc.	11,020	671,228

		1,896,918
Information Technology 15.7%
Communications Equipment 1.2%
Juniper Networks, Inc.*	54,530	1,363,250
Internet Software & Services 4.0%
Akamai Technologies, Inc.* (a)	29,680	835,789
Omniture, Inc.*	29,060	674,483
VeriSign, Inc.* (a)	42,820	1,423,337
VistaPrint Ltd.* (a)	25,510	891,574
Websense, Inc.*	39,600	742,500

		4,567,683
IT Services 1.5%
MasterCard, Inc. "A" (a)	7,660	1,708,103
Semiconductors & Semiconductor Equipment 4.4%
Altera Corp.	62,440	1,150,769
Atheros Communications* (a)	26,380	549,759
Cavium Networks, Inc.* (a)	39,450	646,980
MEMC Electronic Materials, Inc.*	21,180	1,501,662
Varian Semiconductor Equipment Associates, Inc.*	44,080	1,240,852

		5,090,022
Software 4.6%
Activision, Inc.*	42,670	1,165,318
Informatica Corp.*	68,230	1,164,004
McAfee, Inc.*	44,750	1,480,777
MICROS Systems, Inc.*	2,910	97,951

Salesforce.com, Inc.*	23,630	1,367,468

		5,275,518
Materials 6.3%
Chemicals 3.0%
Air Products & Chemicals, Inc.	17,510	1,610,920
Celanese Corp. "A"	14,770	576,769
The Mosaic Co.*	12,020	1,233,252

		3,420,941
Containers & Packaging 1.8%
Owens-Illinois, Inc.*	36,440	2,056,309
Metals & Mining 1.5%
Agnico-Eagle Mines Ltd. (a)	6,490	439,438
Steel Dynamics, Inc. (a)	40,760	1,346,710

		1,786,148
Telecommunication Services 1.6%
Wireless Telecommunication Services
Crown Castle International Corp.* (a)	24,260	836,727
Millicom International Cellular SA*	9,810	927,536

		1,764,263
Utilities 2.6%
Gas Utilities 0.8%
Questar Corp.	15,830	895,345
Independent Power Producers & Energy Traders 1.8%
Constellation Energy Group, Inc.	10,660	940,958
NRG Energy, Inc.*	13,330	519,737
Reliant Energy, Inc.*	26,400	624,360

		2,085,055

Total Common Stocks (Cost $92,831,578)		111,507,831
Securities Lending Collateral 22.3%
Daily Assets Fund Institutional, 3.25% (b) (c) (Cost $25,546,444)	25,546,444	25,546,444
Cash Equivalents 2.2%
Cash Management QP Trust, 2.84% (b) (Cost $2,511,193)	2,511,193	2,511,193
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $120,889,215) †	121.8	139,565,468
Other Assets and Liabilities, Net	(21.8)	(24,980,331)

Net Assets	100.0	114,585,137

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $121,015,432. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $18,550,036. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,550,961 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,000,925.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $24,553,453 which is 21.4% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 139,565,468
Level 2 - Other Significant	-
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 139,565,468

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 14, 2008